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File Nos. 2-24256
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 76

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
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(Exact Name of Registrant)

Horace Mann Life Insurance Company
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(Name of Depositor)

One Horace Mann Plaza, Springfield, Illinois 62715
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(Address of Depositor's Principal Executive Offices)

(217) 789-2500
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(Depositor's Telephone Number)

Ann M. Caparros
One Horace Mann Plaza
Springfield, Illinois 62715
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(Name and Address of Agent for Service)

Copies of Communications to:

Cathy G. O'Kelly
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, Illinois 60601-1003
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It is proposed that this filing will become effective:

[  ]   Immediately upon filing pursuant to paragraph (b) of Rule 485

[X]   On October 1, 2003 pursuant to paragraph (b) of Rule 485

[  ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]   On [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[  ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment is not intended to amend the prospectuses of the Horace Mann Life Insurance Company Separate Account dated May 1, 2003 (File no. 2-24256).

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Prospectus

Qualified variable deferred annuity contract
variable solutions

Horace Mann Life Insurance Company
Separate Account

October 1, 2003

Qualified Variable Deferred Annuity Contract Issued by Horace Mann Life Insurance Company Separate Account

Flexible Premium Contract for Individuals

        This prospectus offers a variable, qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. It is issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 ("IRC"), as amended. Amounts transferred to HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options). Each subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
        Large Blend
                JPMorgan U.S. Large Cap Core Equity Portfolio
                Fidelity VIP Growth & Income Portfolio SC 2
                Wilshire 5000 Index Portfolio
                Fidelity VIP Index 500 Portfolio SC 2
        Large Growth
                Fidelity VIP Growth Portfolio SC 2
                Alliance Premier Growth Portfolio
                Wilshire Large Company Growth Portfolio
        Large Value
                Horace Mann Equity Fund
                Horace Mann Socially Responsible Fund
                Davis Value Portfolio
                Wilshire Large Company Value Portfolio
Mid-Size Company Stock Funds
        Mid Blend
                Fidelity VIP Mid Cap Portfolio SC 2
                Rainier Small/Mid Cap Equity Portfolio
        Mid Growth
                Putnam VT Vista Fund (IB Shares)
                Strong Mid Cap Growth Fund II
        Mid Value
                Ariel Appreciation Fund
                Strong Opportunity Fund II
Small Company Stock Funds
        Small Blend
                T. Rowe Price Small-Cap Stock Fund — Adviser Class
                Neuberger Berman Genesis Fund — Adviser Class
        Small Growth
                Horace Mann Small Cap Growth Fund
                Credit Suisse Small Cap Growth Portfolio
                Wilshire Small Company Growth Portfolio
        Small Value
                Ariel Fund
                T. Rowe Price Small-Cap Value Fund — Adviser Class
                Wilshire Small Company Value Portfolio
International Stock Funds
                Horace Mann International Equity Fund
                Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
                Horace Mann Balanced Fund
Bond Funds
                Horace Mann Income Fund
                Horace Mann Short-Term Investment Fund
                Fidelity VIP High Income Portfolio SC 2
                Fidelity VIP Investment Grade Bond Portfolio SC 2

        This Prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated October 1, 2003. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 26 of this Prospectus.

        The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that HMLIC files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

The date of this Prospectus is October 1, 2003.

1

        THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

2
Definitions

        Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner's interest in a subaccount before Annuity Payments begin.

        Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

        Annuitant: The natural person whose life determines the Annuity Payments made under this contract.

        Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

        In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70½. See "Tax Consequences — Taxation of Contract Benefits."

        Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount.

        Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

        Annuity Unit: A unit of measurement used in determining the amount of a variable Annuity Payment during the Annuity Period.

        Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

        Contract: The individual flexible premium deferred variable annuity Contract this Prospectus offers.

        Contract Owner: The individual or entity to whom the Contract is issued.

        Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

        Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

        Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

        Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

        Qualified Plan: The term "Qualified Plan" in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 traditional individual retirement annuity ("IRA"); IRC Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

        Separate Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

        Subaccount: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

        Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

        Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

        Valuation Date: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

        Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

        Variable: The values vary based on the investment performance of the subaccount(s) selected.

        Variable Cash Value: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

        Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the product.
3

Summary

        This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this Prospectus, the Separate Account Statement of Additional Information, and the Contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

        Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund Statement of Additional Information.

        The expenses for the Underlying Funds, including advisery and management fees, are found in each Underlying Fund's prospectus.

What is the "Separate Account?"

        The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase a Horace Mann Annuity offered by this Prospectus?

         Individuals may purchase the variable flexible premium annuity. The Contract offered by this prospectus is a Qualified Plan.

        The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

What are my investment choices?

        You may have money allocated to or invested in up to 24 subaccounts and/or the fixed account at any one time.

        (a)   Separate Account

        Includes subaccounts each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
        Large Blend
                JPMorgan U.S. Large Cap Core Equity Portfolio
                Fidelity VIP Growth & Income Portfolio SC 2
                Wilshire 5000 Index Portfolio
                Fidelity VIP Index 500 Portfolio SC 2

        Large Growth
                Fidelity VIP Growth Portfolio SC 2
                Alliance Premier Growth Portfolio
                Wilshire Large Company Growth Portfolio

        Large Value
                Horace Mann Equity Fund
                Horace Mann Socially Responsible Fund
                Davis Value Portfolio
                Wilshire Large Company Value Portfolio

Mid-Size Company Stock Funds
        Mid Blend
                Fidelity VIP Mid Cap Portfolio SC 2
                Rainier Small/Mid Cap Equity Portfolio

        Mid Growth
                Putnam VT Vista Fund (IB Shares)
                Strong Mid Cap Growth Fund II

        Mid Value
                Ariel Appreciation Fund(1)
                Strong Opportunity Fund II

Small Company Stock Funds
        Small Blend
                T. Rowe Price Small-Cap Stock Fund — Adviser Class
                Neuberger Berman Genesis Fund — Adviser Class

        Small Growth
                Horace Mann Small Cap Growth Fund
                Credit Suisse Small Cap Growth Portfolio
                Wilshire Small Company Growth Portfolio

        Small Value
                Ariel Fund(1)
                T. Rowe Price Small-Cap Value Fund — Adviser Class
                Wilshire Small Company Value Portfolio

International Stock Funds
                Horace Mann International Equity Fund
                Fidelity VIP Overseas Portfolio SC 2

Balanced Fund
                Horace Mann Balanced Fund

Bond Funds
                Horace Mann Income Fund
                Horace Mann Short-Term Investment Fund
                Fidelity VIP High Income Portfolio SC 2
                Fidelity VIP Investment Grade Bond Portfolio SC 2

4

(1)   These Funds are not available as an investment option for a 457(b) Contract.

        (b)   Fixed Account (See the Contract)

When can I transfer between accounts?

        At any time before the Contract's Annuity Date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract — Transactions — Transfers."

May I withdraw all or part of the contract value before the Annuity Date?

        Unless restricted by his or her retirement plan or by the IRC, a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses — Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

What are the charges or deductions?

        The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

        A mortality and expense risk fee (M&E Fee) is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

        A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

        No deduction for sales expense is charged on premium payments, but a decreasing Withdrawal Charge is assessed against certain withdrawals and surrenders. The charge is taken from the Contract Owner's value in the subaccount(s) from which the withdrawal is made. See "The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this contract?

        The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period."

If I receive my contract and am dissatisfied, may I return it?

        Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

When can I begin receiving Annuity Payments, and what options are available?

        Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

        Annuity Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Annuity Payments:

        Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity, and Payments for a Specified Period.

5
Table of Annual Operating Expenses

        The following tables describe the maximum fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Horace Mann Life Insurance Company Separate Account
Contract Owner Transaction Expenses:(1)
Surrender Fees (as a percentage of amount surrendered, if applicable)	9%

(1)	Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

        The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Variable Solutions
Annual Contract Fee	$ 25
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	1.25%
Account Fees and Expenses	0%
Total Separate Account Annual Expenses	1.25%

        The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.04%	2.53%

Example

        This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund fees and expenses. Because the Contract was not offered prior to the date of this prospectus, Contract fees have been estimated.

        The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2002. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,359	$2,081	$2,808	$4,646

        If you do NOT surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$455	$1,371	$2,296	$4,646

6
Condensed Financial Information

      The following information is taken from the Separate Account financial statements. The unaudited financial statements for the Separate Account for the period ending June 30, 2003 are incorporated herein by reference and may be obtained by calling or writing HMLIC. The audited financial statements and reports are contained in the Annual Report for the Separate Account for the fiscal year ended December 31, 2002 and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund, and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio subaccounts were added to the Separate Account on May 1, 2000. The other Underlying Funds except the Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on August 9, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001.
		Accumulation		Accumulation	# Units
		Unit Value		Unit Value	Outstanding
	Period	Beginning of		End of	End of
Subaccount	Ended	Period		Period	Period
JPMorgan U.S. Large Cap Core Equity Portfolio	06/30/03	$9.65		$10.74	801,257
	12/31/02	12.97		9.65	690,067
	12/31/01	14.90		12.97	431,258
	12/31/00	17.33	*	14.90	123,796

Fidelity VIP Growth & Income Portfolio SC 2	06/30/03	$11.23		$12.53	416,691
	12/31/02	13.67		11.23	357,213
	12/31/01	15.20		13.67	230,640
	12/31/00	16.03	*	15.20	53,980

Wilshire 5000 Index Portfolio — Investment Class	06/30/03	$7.07		$7.87	447,431
	12/31/02	9.08		7.07	365,881
	12/31/01	10.38		9.08	213,861
	12/31/00	12.23	*	10.38	40,024

Fidelity VIP Index 500 Portfolio SC 2	06/30/03	$98.66		$109.39	179,197
	12/31/02	128.86		98.66	151,544
	12/31/01	148.95		128.86	93,943
	12/31/00	171.04	*	148.95	32,999

Fidelity VIP Growth Portfolio SC 2	06/30/03	$24.28		$27.34	679,828
	12/31/02	35.28		24.28	595,943
	12/31/01	43.48		35.28	404,152
	12/31/00	53.82	*	43.48	161,937

Alliance Premier Growth Portfolio	06/30/03	$17.71		$19.32	593,510
	12/31/02	25.94		17.71	522,390
	12/31/01	31.81		25.94	357,364
	12/31/00	41.57	*	31.81	130,232

Wilshire Large Company Growth Portfolio — Investment Class	06/30/03	$23.32		$25.98	190,505
	12/31/02	30.18		23.32	160,285
	12/31/01	36.63		30.18	99,528
	12/31/00	46.36	*	36.63	16,962

Horace Mann Equity Fund	06/30/03	$15.68		$17.26	15,446,463
	12/31/02	19.70		15.68	15,849,770
	12/31/01	20.82		19.70	17,361,722
	12/31/00	22.10		20.82	18,713,068
	12/31/99	22.97		22.10	23,693,305
	12/31/98	21.62		22.97	24,141,182
	12/31/97	17.74		21.62	21,736,131
	12/31/96	14.33		17.74	18,086,814
	12/31/95	10.88		14.33	14,363,155
	12/31/94	11.03		10.88	12,072,982
	12/31/93	9.32		11.03	9,489,678

7

		Accumulation		Accumulation	# Units
		Unit Value		Unit Value	Outstanding
	Period	Beginning of		End of	End of
Subaccount	Ended	Period		Period	Period
Horace Mann Socially Responsible Fund	06/30/03	$11.70		$12.85	4,757,306
	12/31/02	13.70		11.70	4,803,270
	12/31/01	14.96		13.70	4,970,814
	12/31/00	13.92		14.96	4,767,452
	12/31/99	13.00		13.92	3,893,389
	12/31/98	12.00		13.00	2,430,089
	12/31/97	9.85		12.00	698,226

Davis Value Portfolio	06/30/03	$8.11		$8.99	407,828
	12/31/02	9.80		8.11	384,920
	12/31/01	11.08		9.80	333,527
	12/31/00	11.58	*	11.08	134,363

Wilshire Large Company Value Portfolio	06/30/03	$17.02		$18.84	533,120
	12/31/02	20.83		17.02	472,191
	12/31/01	21.34		20.83	266,320
	12/31/00	19.91	*	21.34	23,435

Fidelity VIP Mid Cap Portfolio SC 2	06/30/03	$17.16		$18.55	728,610
	12/31/02	19.31		17.16	674,016
	12/31/01	20.25		19.31	551,984
	12/31/00	20.11	*	20.25	231,555

Rainier Small/Mid Cap Equity Portfolio	06/30/03	$20.87		$24.74	211,943
	12/31/02	26.42		20.87	194,166
	12/31/01	27.84		26.42	135,479
	12/31/00	30.39	*	27.84	51,884

Putnam VT Vista Fund (IB Shares)	06/30/03	$8.79		$10.05	401,041
	12/31/02	12.82		8.79	375,227
	12/31/01	19.52		12.82	326,406
	12/31/00	25.13	*	19.52	146,933

Strong Mid Cap Growth Fund II	06/30/03	$10.86		$13.02	404,077
	12/31/02	17.61		10.86	371,269
	12/31/01	25.76		17.61	279,260
	12/31/00	35.99	*	25.76	131,868

Ariel Appreciation Fund*	06/30/03	$33.22		$37.39	509,446
	12/31/02	37.51		33.22	411,440
	12/31/01	31.01	*	37.51	115,976

Strong Opportunity Fund II	06/30/03	$18.96		$21.90	276,077
	12/31/02	26.24		18.96	254,365
	12/31/01	27.60		26.24	169,801
	12/31/00	28.55	*	27.60	47,165

T. Rowe Price Small-Cap Stock Fund — Adviser Class	06/30/03	$23.60		$26.00	313,529
	12/31/02	27.92		23.60	280,393
	12/31/01	26.52		27.92	172,268
	12/31/00	26.99	*	26.52	47,164

Neuberger Berman Genesis Fund — Adviser Class	06/30/03	$18.30		$19.92	458,484
	12/31/02	19.14		18.30	409,931
	12/31/01	17.35		19.14	228,309
	12/31/00	15.84	*	17.35	14,507

8

		Accumulation		Accumulation	# Units
		Unit Value		Unit Value	Outstanding
	Period	Beginning of		End of	End of
Subaccount	Ended	Period		Period	Period
Horace Mann Small Cap Growth Fund	06/30/03	$7.33		$9.08	4,376,845
	12/31/02	12.16		7.33	4,361,425
	12/31/01	17.54		12.16	4,399,005
	12/31/00	19.92		17.54	4,284,826
	12/31/99	11.61		19.92	2,619,220
	12/31/98	11.10		11.61	2,103,641
	12/31/97	9.59		11.10	1,284,537

Credit Suisse Small Cap Growth Portfolio	06/30/03	$11.61		$13.71	222,814
	12/31/02	17.73		11.61	207,449
	12/31/01	21.37		17.73	165,082
	12/31/00	27.32	*	21.37	76,760

Wilshire Small Company Growth Portfolio	06/30/03	$12.96		$14.53	78,067
	12/31/02	15.23		12.96	65,352
	12/31/01	15.87		15.23	28,130
	12/31/00	17.80	*	15.87	8,061

Ariel Fund	06/30/03	$35.70		$39.44	317,075
	12/31/02	38.12		35.70	255,196
	12/31/01	34.63	*	38.12	65,549

T. Rowe Price Small-Cap Value Fund — Adviser Class	06/30/03	$24.49		$27.43	354,818
	12/31/02	25.32		24.49	314,495
	12/31/01	21.02		25.32	151,942
	12/31/00	20.52	*	21.02	16,331

Wilshire Small Company Value Portfolio	06/30/03	$14.43		$15.98	119,924
	12/31/02	15.88		14.43	115,069
	12/31/01	13.72		15.88	80,507
	12/31/00	12.31	*	13.72	5,138

Horace Mann International Equity Fund	06/30/03	$8.16		$8.70	3,014,036
	12/31/02	10.47		8.16	2,970,500
	12/31/01	14.39		10.47	2,935,800
	12/31/00	17.67		14.39	2,650,938
	12/31/99	11.72		17.67	1,187,606
	12/31/98	9.98		11.72	696,337
	12/31/97	9.74		9.98	464,676

Fidelity VIP Overseas Portfolio SC 2	06/30/03	$12.18		$13.34	361,018
	12/31/02	15.50		12.18	308,350
	12/31/01	19.91		15.50	209,742
	12/31/00	23.13	*	19.91	70,810

Horace Mann Balanced Fund	06/30/03	$15.74		$17.11	14,359,954
	12/31/02	17.39		15.74	14,804,752
	12/31/01	17.36		17.39	16,254,478
	12/31/00	17.41		17.36	17,553,416
	12/31/99	17.83		17.41	22,621,955
	12/31/98	16.78		17.83	23,286,358
	12/31/97	14.28		16.78	22,095,620
	12/31/96	12.22		14.28	20,098,949
	12/31/95	9.75		12.22	17,804,536
	12/31/94	9.97		9.75	15,666,817
	12/31/93	8.75		9.97	12,523,123

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		Accumulation	Accumulation	# Units
		Unit Value	Unit Value	Outstanding
	Period	Beginning of	End of	End of
Subaccount	Ended	Period	Period	Period
Horace Mann Income Fund	06/30/03	$15.39	$16.32	1,256,606
	12/31/02	14.29	15.39	1,187,910
	12/31/01	13.27	14.29	936,292
	12/31/00	12.34	13.27	827,539
	12/31/99	12.70	12.34	1,034,296
	12/31/98	11.90	12.70	1,060,399
	12/31/97	11.02	11.90	784,296
	12/31/96	10.78	11.02	942,068
	12/31/95	9.49	10.78	938,069
	12/31/94	9.85	9.49	945,569
	12/31/93	9.23	9.85	921,322

Horace Mann Short-Term Investment Fund	06/30/03	$10.88	$10.90	329,457
	12/31/02	10.83	10.88	367,360
	12/31/01	10.42	10.83	237,129
	12/31/00	9.97	10.42	205,055
	12/31/99	9.64	9.97	132,903
	12/31/98	9.30	9.64	120,651
	12/31/97	8.97	9.30	122,530
	12/31/96	8.65	8.97	125,251
	12/31/95	8.34	8.65	110,931
	12/31/94	8.13	8.34	125,199
	12/31/93	8.03	8.13	132,076

Fidelity VIP High Income Portfolio SC 2	06/30/03	$7.23	$8.41	135,969
	12/31/02	7.09	7.23	90,168
	12/31/01	8.15	7.09	57,319
	12/31/00	9.77 *	8.15	32,064

Fidelity VIP Investment Grade Bond Portfolio SC 2	06/30/03	$14.56	$15.13	849,200
	12/31/02	13.39	14.56	677,140
	12/31/01	12.54	13.39	283,612
	12/31/00	11.98 *	12.54	24,851

*	Inception price on date Underlying Fund was added to the Separate Account, as shown on pages 16 and 17.

        Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

        From time to time the Separate Account may advertise total return for the subaccounts. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A Contract Owner's shares, when redeemed, may be worth more or less than their original cost. Total return for periods of one year or more is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

        All charges shown in the Table of Annual Operating Expenses (except the annual maintenance fee and any applicable premium tax) are reflected in the calculations of the performance figures. Because the mean Contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, Contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Withdrawal Charge. However, comparative figures may be presented that do not assume redemption.

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Horace Mann Life Insurance Company, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

        HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity Contracts on a nonparticipating basis.

        HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

The Separate Account

        On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

        The Separate Account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

        The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

Horace Mann Mutual Funds

        The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

        The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

        The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

        The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.

        The primary investment objective of the Horace Mann Short-Term Investment Fund ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

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        The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") and Mazama Capital Management serve as investment subadvisers to the Small Cap Growth Fund.

        The primary investment objective of the Horace Mann International Equity Fund is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Oechsle International Advisers serves as the investment subadviser to the International Equity Fund.

        The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:
1.	Do not produce tobacco products;
2.	Do not produce alcoholic beverages;
3.	Do not own and/or operate casinos or manufacture gaming devices;
4.	Do not produce pornographic materials;
5.	Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;
6.	By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and
7.	By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

        Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance Capital Management LP, serves as the investment subadviser to the Socially Responsible Fund.

Alliance

        The investment objective of the AllianceBernstein Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The AllianceBernstein Premier Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

Ariel Mutual Funds

        The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of medium-sized companies with market capitalizations between $1 billion and $10 billion at the time of investment. Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

        The investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective primarily through investing in the stocks of small companies with a market capitalization under $2 billion at the time of investment. Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

        The Ariel Appreciation Fund and the Ariel Fund are both advised by Ariel Capital Management, Inc. Ariel believes that strong financial results do not have to come at the expense of social integrity. As such, the adviser does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the generation of nuclear energy or the manufacture of handguns. Additionally, Ariel puts each stock through an environmental screening process to ensure that a company is taking positive steps toward preserving the environment and avoiding those companies with poor environmental records. Ariel believes that its socially responsible approach makes good business sense, as a company that adopts environmentally sound policies will face less government intervention, litigation and legal liability.

Credit Suisse

        The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of

12

capitalizations of companies in the Russell 2000 Index. As of December 31, 2002, the market capitalization of the companies in the Russell 2000 Index ranged from $3.79 million to $1.77 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.

Davis

        Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that the adviser believes are of high quality and whose shares are selling at attractive prices. The Portfolio's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity Investments

        The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). Growth may be measured by factors such as earnings or revenue. The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors include growth potential, earnings estimates, and management. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition. The adviser currently intends to limit common stocks to 10% of the fund's total assets. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments. The adviser attempts to maintain an overall interest rate risk similar to the index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

JPMorgan Fleming

        The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

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Neuberger Berman

        The investment objective of Neuberger Berman Genesis Fund — Adviser Class is to seek growth of capital. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund Adviser Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

Putnam

        The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Rainier

        The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the equity securities of small and mid-capitalization U.S. companies with the prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable prices. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Strong

        The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value" — the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

        The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The fund invests substantially in the technology sector. The fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the fund's return). The fund may utilize an active trading approach. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or a reduction in earnings) or to take advantage of a better investment opportunity. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

T. Rowe Price

        The investment objective of the T. Rowe Price Small-Cap Value Fund — Adviser Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Normally, the fund will invest at least 80% of its net assets in companies with a market capitalization that is within or below the range of companies in the Russell 2000 Index. The T. Rowe Price Small-Cap Value Fund — Adviser Class is advised by T. Rowe Price Associates.

        The investment objective of the T. Rowe Price Small-Cap Stock Fund — Adviser Class is to provide long-term capital growth by investing primarily in stocks of small companies. To achieve this result the fund invests at least 80% of its net assets in stocks and equity-related securities of small companies. A small company is defined as having a market capitalization that falls (i) within the range of companies in the Russell 2000 Index or (ii) below the three year average maximum market cap of companies in the index as of December 31 for the three preceding years. The Russell 2000 Index is a widely used benchmark for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund — Adviser Class is advised by T. Rowe Price Associates.

Wilshire Target Funds, Inc.

        Wilshire Target Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

        The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above average earnings or sales growth histories and retention of earnings. Often such companies will have above average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (extending down to $1.9 billion). Because this fund invests in large

14

companies it may be more volatile than a fund that invests in a broader market segment.

        The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

        The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

        The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

        The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $1.9 billion and $125 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

Administrator: Horace Mann Investors, Inc.

        HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of HMLIC, serves as administrator to the Trust pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the Administration Agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

        For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

The Contract

Contract Owners' Rights

         A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

        To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

        Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

        This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

15

Purchasing the Contract

        The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 6.75% of premium payments received.

        In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such Contracts. For an IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

        Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

Premium Payments

         Amount and Frequency of Premium Payments — Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

        The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences — Contract Owners — Contribution Limitations and General Requirements Applicable to Qualified Contracts."

        Allocation of Premium Payments — All or part of the net premium payments made may be allocated to one or more subaccounts. The minimum premium payment amount allocated to any subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

        Accumulation Units and Accumulation Unit Value — Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

        Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each subaccount was determined for the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income, and Short-Term Investment funds refers to the date Wellington Management Co., LLP became their investment adviser.
Subaccount	Date	Accumulation Unit Value
JPMorgan U.S. Large Cap Core Equity Portfolio	09/05/00	$17.33
Fidelity VIP Growth & Income Portfolio SC 2	09/05/00	16.03
Wilshire 5000 Index Portfolio (Investment)	09/05/00	12.23
Fidelity VIP Index 500 Portfolio SC 2	09/05/00	171.04
Fidelity VIP Growth Portfolio SC 2	09/05/00	53.82
Alliance Premier Growth Portfolio	09/05/00	41.57
Wilshire Large Company Growth Portfolio (Investment)	09/05/00	46.36
Horace Mann Equity Fund	11/01/89	7.11
Horace Mann Socially Responsible Fund	03/10/97	9.85
Davis Value Portfolio	09/05/00	11.58
Wilshire Large Company Value Portfolio	09/05/00	19.91
Fidelity VIP Mid Cap Portfolio SC 2	09/05/00	20.11
Rainier Small/Mid Cap Equity Portfolio	09/05/00	30.39
Putnam VT Vista Fund	09/05/00	25.13
Strong Mid Cap Growth Fund II	09/05/00	35.99
Ariel Appreciation Fund	05/01/01	34.63
Strong Opportunity Fund II	09/05/00	28.55
T. Rowe Price Small-Cap Stock Fund — Adviser Class	09/05/00	26.99
Neuberger Berman Genesis Fund — Adviser Class	09/05/00	15.84
Horace Mann Small Cap Growth Fund	03/10/97	9.59
Credit Suisse Small Cap Growth Portfolio	09/05/00	27.32
Wilshire Small Company Growth Portfolio	09/05/00	17.80
Ariel Fund	05/01/01	34.01
T. Rowe Price Small-Cap Value Fund — Adviser Class	09/05/00	20.52

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Subaccount	Date	Accumulation Unit Value
Wilshire Small Company Value Portfolio	09/05/00	12.31
Horace Mann International Equity Fund	03/10/97	9.74
Fidelity VIP Overseas Portfolio SC 2	09/05/00	23.13
Horace Mann Balanced Fund	11/01/89	6.71
Horace Mann Income Fund	11/01/89	7.17
Horace Mann Short-Term Investment Fund	11/01/89	6.99
Fidelity VIP High Income Portfolio SC 2	09/05/00	9.77
Fidelity VIP Investment Grade Bond Portfolio SC 2	09/05/00	11.98

        The Accumulation Unit Value of a subaccount for any Valuation Period is equal to:

  the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
  plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
  minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;
  divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

        Transfers — Amounts may be transferred from one subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the subaccounts as follows:

  No more than 25% of the fixed account can be transferred to the subaccounts during a 365 day period.
  Any request for a total transfer from the fixed account to the subaccounts will be transferred over a four year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

        You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. A transfer may not leave a subaccount balance or fixed account balance of less than $100.

        A Contract Owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307.

        Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested. See "Other Information — Forms Availability."

        Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

        The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

        Because the values of the subaccounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of a subaccount may increase and result in a balance remaining at the end of the period selected.

        All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

        Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

       For periodic rebalancing requests, you may select from a quarterly, semi-annual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

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        Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

        All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

        Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number, and (3) specify the new allocation percentage for each subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information — Forms Availability."

        Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a subaccount to less than $100.

        The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

        A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information — Forms Availability."

        Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or on the first Valuation Date following receipt of a valid request at HMLIC's Home Office.

        For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

        Surrenders and partial withdrawals from any variable subaccount are subject to the Withdrawal Charges shown in the "Deductions and Expenses — Withdrawal Charges" section.

        HMLIC Withdrawal Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the premium payment is paid.

        Any request for a partial withdrawal, where the withdrawal is subject to a Withdrawal Charge, will be increased by the amount of the Withdrawal Charge. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Withdrawal Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

        The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 9% of net premium(s) to a subaccount during the lifetime of the Contract. For example, if a Contract Owner's subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the Withdrawal Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

        If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

        If you request a partial withdrawal for hardship purposes from your 403(b) Contract or from your employer's 401(k) plan using the safe harbor regulations of the IRC, there may be a suspension of contributions to all other plans of your employer for six months. You should consult with your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, you may resume making contributions.

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        Deferment — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

        Confirmations — HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

        If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

Deductions and Expenses

        Annual Maintenance Fee — An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date or a proportionate amount will be collected upon Contract termination. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

        The annual maintenance fee may be taken, in whole or in part, in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

        The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such an annual maintenance fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

        Mortality and Expense Risk Fee ("M&E Fee") — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

        Withdrawal Charges — Values may not be withdrawn from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for your Contract are:
During Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

        For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, you may make a withdrawal with no Withdrawal Charge. Please see your Contract for further details.

        Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

        Premium Taxes — Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

Death Benefit Proceeds

        If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satifactory evidence of death and a completed claimant's statement.

        If there have been no previous withdrawals or loans the death benefit is the greater of:
1.	the Total Accumulation Value; or
2.	the Net Premium paid to HMLIC.

        If withdrawals or loans have been taken the death benefit is the greater of:
1.	the Total Accumulation Value; or
2.	the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

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        For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

        All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments — Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

Annuity Payments

        The Contract provides for fixed or variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information — Forms Availability" and "Tax Consequences."

        In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semi-annual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

        The following Annuity Payment options are available on a variable basis unless otherwise stated.

        Life Annuity with Payments Guaranteed for 0, 10, 15 or 20 Years — These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

        If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

        Joint and Survivor Annuity — This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) two-thirds; or 3) 100% of the Annuity Payments paid or the number of variable Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

        Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the Contract Owner will be paid the remaining Annuity Payments due, if any. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Contract Owner.

        Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a)	receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

b)	leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distributions," or

c)	elect any other option that HMLIC makes available.

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Amount of Fixed and Variable Annuity Payments

        In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of Accumulation Units credited to each subaccount within the Contract by its respective Accumulation Unit Value.

        Contract value may be more or less than the amount of net premium payments allocated to the Contract.

        Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

        Variable Annuity Payments — The amount of the first monthly variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

        The first monthly variable Annuity Payment is used to calculate the number of variable Annuity Units for each subsequent monthly Annuity Payment. The number of variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

        The amount of monthly Annuity Payments following the first variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the variable Annuity Units by the applicable variable Annuity Unit Value at the date of payment.

        Assumed Interest Rate — The assumed interest rate for this product is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate. If the investment performance of a subaccount funding variable Annuity Payments is the same as the investment multiplier, the monthly payments from that subaccount will remain level. If its investment performance exceeds the investment multiplier, the monthly payments from that subaccount will increase. Conversely, if investment performance is less than the investment multiplier, the payments from that subaccount will decrease.

        Annuity Unit Value — The variable Annuity Unit Value for the Horace Mann Equity Fund, Horace Mann Balanced Fund, and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The variable Annuity Unit Value for the following subaccounts is established at $10.00; however, no Annuity Payments have been paid from these subaccounts:

JPMorgan U.S. Large Cap Core Equity Portfolio
Fidelity VIP Growth & Income Portfolio SC 2
Wilshire 5000 Index Portfolio — Investment Class
Fidelity VIP Index 500 Portfolio SC 2
Fidelity VIP Growth Portfolio SC 2
Alliance Premier Growth Portfolio
Wilshire Large Company Growth
   Portfolio — Investment Class
Horace Mann Socially Responsible Fund
Davis Value Portfolio
Wilshire Large Company Value Portfolio
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio
Putnam VT Vista Fund (IB Shares)
Strong Mid Cap Growth Fund II
Ariel Appreciation Fund
Strong Opportunity Fund II
T. Rowe Price Small-Cap Stock Fund — Adviser Class
Neuberger Berman Genesis Fund — Adviser Class
Horace Mann Small Cap Growth Fund
Credit Suisse Small Cap Growth Portfolio
Wilshire Small Company Growth Portfolio
Ariel Fund
T. Rowe Price Small-Cap Value Fund — Adviser Class
Wilshire Small Company Value Portfolio
Horace Mann International Equity Fund
Fidelity VIP Overseas Portfolio SC 2
Horace Mann Short-Term Investment Fund
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2

  The current variable Annuity Unit Value is equal to the prior variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

Misstatement of Age or Sex

        If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

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Modification of the Contract

        The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

        HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Tax Consequences

Separate Account

        The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

Contract Owners

Contribution Limitations and General Requirements Applicable to Qualified Contracts

        The tax rules applicable to participants in a Qualified Plan (as defined in this document) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with your tax adviser for the application of these rules to your specific facts before purchasing an annuity Contract for a Qualified Plan.

        Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

        Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $12,000 in 2003 ($13,000 in 2004) or 100% of income. Additional catch-up amounts, $2,000 in 2003 ($3,000 in 2004) may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if you are age 50 or older continue to increase after 2004. Starting in 2002, contributions to a Section 457(b) Contract do not reduce the limit on the amount of contributions to a Section 403(b) Contract. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover or transfer to another Section 403(b) annuity Contract or an eligible Qualified Plan. Section 403(b) annuities are subject to the required minimum distributions rules.

        Section 408 and Section 408a Traditional IRA — Annual contributions (other than rollover contributions) to a Traditional IRA are limited to $3,000 for 2003 (and 2004). Additional catch-up contributions of $500 may be made if the Contract Owner is age 50 or older. Contribution limits to a Traditional IRA are reduced if contributions are also made to a Roth IRA. Contributions cannot be made after age 70½. The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. If the owner of the IRA Contract is covered by another Qualified Plan the deduction phases out when adjusted gross income ("AGI") is between $40,000 and $50,000 for single filers and between $60,000 and $70,000 for married individuals filing jointly. The phase-out amounts will be indexed in 2004. If the owner is not covered by a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. Traditional IRA accumulations may be eligible for a tax-free rollover or transfer to another IRA or eligible Qualified Plan. Traditional IRAs are subject to required minimum distribution rules.

        Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make Traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under Traditional IRAs. If the SEP is offered under a salary reduction basis, the limitation for salary reduction contributions is $12,000 for 2003 ($13,000 for 2004).

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The additional catch-up amount if the individual is age 50 or older also applies, $2,000 for 2003 ($3,000 for 2004). Employer contributions are allowed subject to additional limitations and must be coordinated with other Qualified Plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for Traditional IRAs.

        Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $8,000 for 2003 ($9,000 for 2004). As with Traditional IRAs, additional contributions are allowed for individuals age 50 and older. Employer contributions are also required and are coordinated with the elective deferral limitations of other Qualified Plans. Rollover rules are similar to Traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for Traditional IRAs.

        Roth IRAs — Annual contributions to a Roth IRA are limited to $3,000 for 2003 (and 2004) for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a Traditional IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older of $500 for 2003 (and 2004). Contributions to a Roth IRA are not deductible and if the Contract has been in existence for more than five years, qualified distributions are not includable in income (e.g., Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and is not married filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs are not subject to the required minimum distribution rules.

        Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $12,000 for 2003 ($13,000 for 2004) or 100% of income. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older of $2,000 for 2003 (and $3,000 for 2004). A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Starting in 2002, contributions to a Section 457(b) Contract do not reduce the limit on the amount of contributions to a Section 403(b) Contract. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70½ except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity Contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan Contracts or an eligible Qualified Plan. Section 457(b) annuity Contracts are subject to the required minimum distribution rules.

        Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity Contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

        Rollovers — A rollover, direct rollover or trustee-to-trustee transfer is a tax-free transfer of a distribution from a Qualified Plan to an eligible retirement plan. Distributions that are properly rolled over or transferred are not includable in income until they are ultimately paid out of the Contract. A Section 401 plan can be rolled over or transferred to another Section 401 plan, a Traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Traditional IRA can be rolled over or transferred to another Traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Section 403(b) tax-deferred annuity can be rolled over or transferred to a Traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. In all cases the eligible Section 457 plan must separately account for amounts rolled over or transferred from other non-Section 457 plans.

        For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met. A SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over or transferred tax free to a Traditional IRA, a qualified Section 401 plan, a Section 403(b) plan or a Section 457 plan. A Roth IRA can generally only be rolled over to another Roth IRA. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a Traditional IRA Contribution.

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Taxation of Contract Benefits

        Amounts contributed through salary reduction, employer contributions or deductible amounts in the case of Traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

        Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); have substantially level payments over the term of the loan; do not exceed $50,000 and are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

        Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and is made after attainment of age 59½; as the result of death or disability; or is a qualified first-time homebuyer distribution.

Tax Penalties

Premature Distribution Tax

        A penalty tax will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of Traditional IRAs to Roth IRAs and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59½, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life expectancy of the owner or the joint lives of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the Contract is a Traditional or Roth IRA exception 4) listed above does not apply. In addition, for a Traditional or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses and 3) for a qualified first-time home purchase.

        Required Minimum Distribution Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

        Required Minimum Distributions — The Contract Owner of all Qualified Plans except Roth IRAs is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death.

        The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70½. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70½ or retires.

        Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.
1.

If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed upon the longer of the remaining life expectancy of the Contract Owner's designated beneficiary or the remaining life expectancy of the Contract Owner. If there is no designated beneficiary as of the date for determining a designated beneficiary, distributions shall continue over the remaining life expectancy of the Contract Owner.

2.

If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70½or roll over the Contract to an IRA or any other eligible retirement plan.

        Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from Traditional IRAs or Roth IRAs; a direct rollover or transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a ten-year period; required minimum distributions; and hardship distributions.

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        For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

        Other Considerations — The preceding discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and qualified plans are extremely complex, often difficult to comprehend and may be changed at any time. The preceding discussion does not address special rules, prior tax laws, or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the economic growth and tax relief reconciliation act of 2001 are sunsetted or repealed in 2011 unless extended or made permanent. A prospective contract owner page considering adoption of or purchase of an annuity contract for a qualified plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

Voting Rights

        Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

        The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

Other Information

        Legal Proceedings — There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

        Registration Statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

        Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll free).

        HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

        Contract Owner Inquiries — A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

        Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

        NASD Regulation's Public Disclosure Program — Information about HM Investors and your agent is available from the NASD at www.nasdr.com or by calling (800) 289-9999.

25

Additional Information

        A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
Topic	Page
General Information and History	2
Investment Experience	2
Underwriter	32
Financial Statements	32

        To receive, without charge, a copy of the 2002 Annual Report of the Horace Mann Mutual Funds, the 2002 Annual Report of the Separate Account or the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

        Horace Mann Life Insurance Company
        P.O. Box 4657
        Springfield, Illinois 62708-4657

Please provide free of charge the following information:

___ 2002 Annual Report of the Horace Mann Mutual Funds

___ 2002 Annual Report of the Separate Account

___ Statement of Additional Information dated October 1, 2003 for the Separate Account

Please mail the above documents to:

__________________________________________________
(Name)

__________________________________________________
(Address)

__________________________________________________
(City/State/Zip)

26

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Prospectus

Non-qualified variable deferred annuity contract
variable solutions

Horace Mann Life Insurance Company
Separate Account

October 1, 2003

Non-Qualified Variable Deferred Annuity Contract Issued by Horace Mann Life Insurance Company Separate Account

Flexible Premium Contract for Individuals

        This prospectus offers a variable, non-qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. Amounts transferred to HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options). Each subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
        Large Blend
                JPMorgan U.S. Large Cap Core Equity Portfolio
                Fidelity VIP Growth & Income Portfolio SC 2
                Fidelity VIP Index 500 Portfolio SC 2
        Large Growth
                Fidelity VIP Growth Portfolio SC 2
                Alliance Premier Growth Portfolio
        Large Value
                Horace Mann Equity Fund
                Horace Mann Socially Responsible Fund
                Davis Value Portfolio
Mid-Size Company Stock Funds
        Mid Blend
                Fidelity VIP Mid Cap Portfolio SC 2
        Mid Growth
                Putnam VT Vista Fund (IB Shares)
                Strong Mid Cap Growth Fund II
        Mid Value
                Strong Opportunity Fund II
Small Company Stock Funds
        Small Growth
                Horace Mann Small Cap Growth Fund
                Credit Suisse Small Cap Growth Portfolio
International Stock Funds
                Horace Mann International Equity Fund
                Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
                Horace Mann Balanced Fund
Bond Funds
                Horace Mann Income Fund
                Horace Mann Short-Term Investment Fund
                Fidelity VIP High Income Portfolio SC 2
                Fidelity VIP Investment Grade Bond Portfolio SC 2

        This Prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated October 1, 2003. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 21 of this Prospectus.

        The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that HMLIC files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

The date of this Prospectus is October 1, 2003.

1

        THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

2
Definitions

        Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner's interest in a subaccount before Annuity Payments begin.

        Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

        Annuitant: The natural person whose life determines the Annuity Payments made under this contract.

        Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

        Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount.

        Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

        Annuity Unit: A unit of measurement used in determining the amount of a variable Annuity Payment during the Annuity Period.

        Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

        Contract: The individual flexible premium deferred variable annuity Contract this Prospectus offers.

        Contract Owner: The individual or entity to whom the Contract is issued.

        Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

        Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

        Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

        Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

        Separate Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

        Subaccount: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

        Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

        Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

        Valuation Date: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

        Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

        Variable: The values vary based on the investment performance of the subaccount(s) selected.

        Variable Cash Value: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

        Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the product.

3
Summary

        This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this Prospectus, the Separate Account Statement of Additional Information, and the Contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

        Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund's Statement of Additional Information.

        The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

What is the "Separate Account?"

        The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase a Horace Mann Annuity offered by this Prospectus?

        Individuals may purchase the variable flexible premium annuity. The Contract offered by this prospectus is designed to provide non-qualified retirement annuities.

        The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

What are my investment choices?

        You may have money allocated to or invested in up to 21 subaccounts and/or the fixed account at any one time.

        (a)   Separate Account

        Includes subaccounts each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
        Large Blend
                JPMorgan U.S. Large Cap Core Equity Portfolio
                Fidelity VIP Growth & Income Portfolio SC 2
                Fidelity VIP Index 500 Portfolio SC 2

        Large Growth
            Fidelity VIP Growth Portfolio SC 2
            Alliance Premier Growth Portfolio

        Large Value
                Horace Mann Equity Fund
                Horace Mann Socially Responsible Fund
                Davis Value Portfolio

Mid-Size Company Stock Funds
        Mid Blend
                Fidelity VIP Mid Cap Portfolio SC 2

        Mid Growth
                Putnam VT Vista Fund (IB Shares)
                Strong Mid Cap Growth Fund II

        Mid Value
                Strong Opportunity Fund II

Small Company Stock Funds
        Small Growth
                Horace Mann Small Cap Growth Fund
                Credit Suisse Small Cap Growth Portfolio

International Stock Funds
                Horace Mann International Equity Fund
                Fidelity VIP Overseas Portfolio SC 2

Balanced Fund
                Horace Mann Balanced Fund

Bond Funds
                Horace Mann Income Fund
                Horace Mann Short-Term Investment Fund
                Fidelity VIP High Income Portfolio SC 2
                Fidelity VIP Investment Grade Bond Portfolio SC 2

        (b)   Fixed Account (See the Contract)

When can I transfer between accounts?

        At any time before the Contract's Annuity Date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract — Transactions — Transfers."

4

May I withdraw all or part of the contract value before the Annuity Date?

        Unless restricted by the Internal Revenue Code, of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses — Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

What are the charges or deductions?

        The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

        A mortality and expense risk fee (M&E Fee), is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

        A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

        No deduction for sales expense is charged on premium payments, but a decreasing Withdrawal Charge is assessed against certain withdrawals and surrenders. The charge is taken from the Contract Owner's value in the subaccount(s) from which the withdrawal is made. See "The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this contract?

        The IRC provides penalties for premature distributions under various retirement plans. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period."

If I receive my contract and am dissatisfied, may I return it?

        Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

When can I begin receiving Annuity Payments, and what options are available?

        Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under the Contract.

        Annuity Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Annuity Payments:

        Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity, and Payments for a Specified Period.

5
Table of Annual Operating Expenses

        The following tables describe the maximum fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Horace Mann Life Insurance Company Separate Account
Contract Owner Transaction Expenses:(1)
Surrender Fees (as a percentage of amount surrendered, if applicable)	9%

(1)

Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

       The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Variable Solutions
Annual Contract Fee	$ 25
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	1.25%
Account Fees and Expenses	0%
Total Separate Account Annual Expenses	1.25%

        The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Funds Operating Expenses	Minimum	Maximum
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.04%	1.86%

Example

        This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund fees and expenses. Because the Contract was not offered prior to the date of this prospectus, Contract fees have been estimated.

        The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2002. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,235	$1,714	$2,202	$3,467

        If you do NOT surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$319	$974	$1,654	$3,467

6
Condensed Financial Information

        The following information is taken from the Separate Account financial statements. The unaudited financial statements for the Separate Account for the period ending June 30, 2003 are incorporated herein by reference and may be obtained by calling or writing HMLIC. The audited financial statements and reports are contained in the Annual Report for the Separate Account for the fiscal year ended December 31, 2002 and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997. The other Underlying Funds were added to the Separate Account on August 9, 2000.
		Accumulation		Accumulation	# Units
		Unit Value		Unit Value	Outstanding
	Period	Beginning of		End of	End of
Subaccount	Ended	Period		Period	Period
JPMorgan U.S. Large Cap Core Equity Portfolio	06/30/03	$9.65		$10.74	801,257
	12/31/02	12.97		9.65	690,067
	12/31/01	14.90		12.97	431,258
	12/31/00	17.33	*	14.90	123,796

Fidelity VIP Growth & Income Portfolio SC 2	06/30/03	$11.23		$12.53	416,691
	12/31/02	13.67		11.23	357,213
	12/31/01	15.20		13.67	230,640
	12/31/00	16.03	*	15.20	53,980

Fidelity VIP Index 500 Portfolio SC 2	06/30/03	$98.66		$109.39	179,197
	12/31/02	128.86		98.66	151,544
	12/31/01	148.95		128.86	93,943
	12/31/00	171.04	*	148.95	32,999

Fidelity VIP Growth Portfolio SC 2	06/30/03	$24.28		$27.34	679,828
	12/31/02	35.28		24.28	595,943
	12/31/01	43.48		35.28	404,152
	12/31/00	53.82	*	43.48	161,937

Alliance Premier Growth Portfolio	06/30/03	$17.71		$19.32	593,510
	12/31/02	25.94		17.71	522,390
	12/31/01	31.81		25.94	357,364
	12/31/00	41.57	*	31.81	130,232

Horace Mann Equity Fund	06/30/03	$15.68		$17.26	15,446,463
	12/31/02	19.70		15.68	15,849,770
	12/31/01	20.82		19.70	17,361,722
	12/31/00	22.10		20.82	18,713,068
	12/31/99	22.97		22.10	23,693,305
	12/31/98	21.62		22.97	24,141,182
	12/31/97	17.74		21.62	21,736,131
	12/31/96	14.33		17.74	18,086,814
	12/31/95	10.88		14.33	14,363,155
	12/31/94	11.03		10.88	12,072,982
	12/31/93	9.32		11.03	9,489,678

Horace Mann Socially Responsible Fund	06/30/03	$11.70		$12.85	4,757,306
	12/31/02	13.70		11.70	4,803,270
	12/31/01	14.96		13.70	4,970,814
	12/31/00	13.92		14.96	4,767,452
	12/31/99	13.00		13.92	3,893,389
	12/31/98	12.00		13.00	2,430,089
	12/31/97	9.85		12.00	698,226

Davis Value Portfolio	06/30/03	$8.11		$8.99	407,828
	12/31/02	9.80		8.11	384,920
	12/31/01	11.08		9.80	333,527
	12/31/00	11.58	*	11.08	134,363

7

		Accumulation		Accumulation	# Units
		Unit Value		Unit Value	Outstanding
	Period	Beginning of		End of	End of
Subaccount	Ended	Period		Period	Period
Fidelity VIP Mid Cap Portfolio SC 2	06/30/03	$17.16		$18.55	728,610
	12/31/02	19.31		17.16	674,016
	12/31/01	20.25		19.31	551,984
	12/31/00	20.11	*	20.25	231,555

Putnam VT Vista Fund (IB Shares)	06/30/03	$8.79		$10.05	401,041
	12/31/02	12.82		8.79	375,227
	12/31/01	19.52		12.82	326,406
	12/31/00	25.13	*	19.52	146,933

Strong Mid Cap Growth Fund II	06/30/03	$10.86		$13.02	404,077
	12/31/02	17.61		10.86	371,269
	12/31/01	25.76		17.61	279,260
	12/31/00	35.99	*	25.76	131,868

Strong Opportunity Fund II	06/30/03	$18.96		$21.90	276,077
	12/31/02	26.24		18.96	254,365
	12/31/01	27.60		26.24	169,801
	12/31/00	28.55	*	27.60	47,165

Horace Mann Small Cap Growth Fund	06/30/03	$7.33		$9.08	4,376,845
	12/31/02	12.16		7.33	4,361,425
	12/31/01	17.54		12.16	4,399,005
	12/31/00	19.92		17.54	4,284,826
	12/31/99	11.61		19.92	2,619,220
	12/31/98	11.10		11.61	2,103,641
	12/31/97	9.59		11.10	1,284,537

Credit Suisse Small Cap Growth Portfolio	06/30/03	$11.61		$13.71	222,814
	12/31/02	17.73		11.61	207,449
	12/31/01	21.37		17.73	165,082
	12/31/00	27.32	*	21.37	76,760

Horace Mann International Equity Fund	06/30/03	$8.16		$8.70	3,014,036
	12/31/02	10.47		8.16	2,970,500
	12/31/01	14.39		10.47	2,935,800
	12/31/00	17.67		14.39	2,650,938
	12/31/99	11.72		17.67	1,187,606
	12/31/98	9.98		11.72	696,337
	12/31/97	9.74		9.98	464,676

Fidelity VIP Overseas Portfolio SC 2	06/30/03	$12.18		$13.34	361,018
	12/31/02	15.50		12.18	308,350
	12/31/01	19.91		15.50	209,742
	12/31/00	23.13	*	19.91	70,810

Horace Mann Balanced Fund	06/30/03	$15.74		$17.11	14,359,954
	12/31/02	17.39		15.74	14,804,752
	12/31/01	17.36		17.39	16,254,478
	12/31/00	17.41		17.36	17,553,416
	12/31/99	17.83		17.41	22,621,955
	12/31/98	16.78		17.83	23,286,358
	12/31/97	14.28		16.78	22,095,620
	12/31/96	12.22		14.28	20,098,949
	12/31/95	9.75		12.22	17,804,536
	12/31/94	9.97		9.75	15,666,817
	12/31/93	8.75		9.97	12,523,123

8
		Accumulation	Accumulation	# Units
		Unit Value	Unit Value	Outstanding
	Period	Beginning of	End of	End of
Subaccount	Ended	Period	Period	Period
Horace Mann Income Fund	06/30/03	$15.39	$16.32	1,256,606
	12/31/02	14.29	15.39	1,187,910
	12/31/01	13.27	14.29	936,292
	12/31/00	12.34	13.27	827,539
	12/31/99	12.70	12.34	1,034,296
	12/31/98	11.90	12.70	1,060,399
	12/31/97	11.02	11.90	784,296
	12/31/96	10.78	11.02	942,068
	12/31/95	9.49	10.78	938,069
	12/31/94	9.85	9.49	945,569
	12/31/93	9.23	9.85	921,322

Horace Mann Short-Term Investment Fund	06/30/03	$10.88	$10.90	329,457
	12/31/02	10.83	10.88	367,360
	12/31/01	10.42	10.83	237,129
	12/31/00	9.97	10.42	205,055
	12/31/99	9.64	9.97	132,903
	12/31/98	9.30	9.64	120,651
	12/31/97	8.97	9.30	122,530
	12/31/96	8.65	8.97	125,251
	12/31/95	8.34	8.65	110,931
	12/31/94	8.13	8.34	125,199
	12/31/93	8.03	8.13	132,076

Fidelity VIP High Income Portfolio SC 2	06/30/03	$7.23	$8.41	135,969
	12/31/02	7.09	7.23	90,168
	12/31/01	8.15	7.09	57,319
	12/31/00	9.77 *	8.15	32,064

Fidelity VIP Investment Grade Bond Portfolio SC 2	06/30/03	$14.56	$15.13	849,200
	12/31/02	13.39	14.56	677,140
	12/31/01	12.54	13.39	283,612
	12/31/00	11.98 *	12.54	24,851

*      Inception price on date Underlying Fund was added to the Separate Account, as shown on page 14.

        Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

        From time to time the Separate Account may advertise total return for the subaccounts. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A Contract Owner's shares, when redeemed, may be worth more or less than their original cost. Total return for periods of one year or more is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

        All charges shown in the Table of Annual Operating Expenses (except the annual maintenance fee and any applicable premium tax) are reflected in the calculations of the performance figures. Because the mean Contract value exceeds $10,000, the annual maintenance fee of $25 has not been deducted. However, Contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore reflect the applicable Withdrawal Charge. However, comparative figures may be presented that do not assume redemption.

9

Horace Mann Life Insurance Company, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

        HMLIC located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity Contracts on a nonparticipating basis.

        HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

The Separate Account

        On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

        The Separate Account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

        The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectus on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.

Horace Mann Mutual Funds

        The Horace Mann Mutual Funds ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

        The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to September 1, 2000.

        The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

        The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited ("WAML") serve as the investment subadvisers to the Income Fund.

        The primary investment objective of the Horace Mann Short-Term Investment Fund ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

10

        The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Small Cap Growth Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") and Mazama Capital Management serve as investment subadvisers to the Small Cap Growth Fund.

        The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Oechsle International Advisors serves as the investment subadviser to the International Equity Fund.

        The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks) of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

1.	Do not produce tobacco products;
2.	Do not produce alcoholic beverages;
3.	Do not own and/or operate casinos or manufacture gaming devices;
4.	Do not produce pornographic materials;
5.	Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;
6.	By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and
7.	By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

        Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance Capital Management LP, serves as the investment subadviser to the Socially Responsible Fund.

Alliance

        The investment objective of the AllianceBernstein Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. AllianceBernstein selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The AllianceBernstein Premier Growth Portfolio is a series of the Alliance Variable Products Series Fund and is advised by Alliance Capital Management.

Credit Suisse

        The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2002, the market capitalization of the companies in the Russell 2000 Index ranged from $3.79 million to $1.77 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Trust Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.

Davis

        Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities of companies with market capitalizations of at least $10 billion that the advisor believes to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity Investments

        The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). Growth may be measured by factors such as earnings or revenue. The adviser may invest the fund's assets in securities of foreign

11

issuers in addition to securities of domestic issuers. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors include growth potential, earnings estimates, and management. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition. The adviser currently intends to limit common stocks to 10% of the fund's total assets. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments. The adviser attempts to maintain an overall interest rate risk similar to the index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

        The investment objective of the Fidelity VIP Index 500 Portfolio Service Class 2 shares is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

JPMorgan Fleming

        The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.

Putnam

        The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Strong

        The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The managers base the analysis on a company's "Private Market Value" — the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The managers may sell a stock when its price no longer compares favorably with the company's Private Market Value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

12

        The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The fund invests substantially in the technology sector. The fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the fund's return). The fund may utilize an active trading approach. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or a reduction in earnings) or to take advantage of a better investment opportunity. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

Administrator: Horace Mann Investors, Inc.

        HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of HMLIC, serves as administrator to the Trust pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the Administration Agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

        For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

The Contract

Contract Owners' Rights

        A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

        Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

        This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

        The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of premium payments received.

        In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

        Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

Premium Payments

        Amount and Frequency of Premium Payments — Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

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        Allocation of Premium Payments — All or part of the net premium payments made may be allocated to one or more subaccounts. The minimum premium payment amount allocated to any subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

        Accumulation Units and Accumulation Unit Value — Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

        Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each subaccount was determined for the date and for the value indicated below. The date for the Horace Mann Equity, Balanced, Income, and Short-Term Investment funds refers to the date Wellington Management Co., LLP became their investment adviser.
Subaccount	Date	Accumulation Unit Value
JPMorgan U.S. Large
Cap Core Equity Portfolio	09/05/00	$ 17.33
Fidelity VIP Growth & Income
Portfolio SC 2	09/05/00	16.03
Fidelity VIP Index 500 Portfolio SC 2	09/05/00	171.04
Fidelity VIP Growth Portfolio SC 2	09/05/00	53.82
Alliance Premier Growth Portfolio	09/05/00	41.57
Horace Mann Equity Fund	11/01/89	7.11
Horace Mann Socially
Responsible Fund	03/10/97	9.85
Davis Value Portfolio	09/05/00	11.58
Fidelity VIP Mid Cap Portfolio SC 2	09/05/00	20.11
Putnam VT Vista Fund	09/05/00	25.13
Strong Mid Cap Growth Fund II	09/05/00	35.99
Strong Opportunity Fund II	09/05/00	28.55
Horace Mann Small Cap Growth
Fund	03/10/97	9.59
Credit Suisse Small Cap Growth Portfolio	09/05/00	27.32
Horace Mann International
Equity Fund	03/10/97	9.74
Fidelity VIP Overseas Portfolio SC 2	09/05/00	23.13
Horace Mann Balanced Fund	11/01/89	6.71
Horace Mann Income Fund	11/01/89	7.17
Horace Mann Short-Term
Investment Fund	11/01/89	6.99
Fidelity VIP High Income
Portfolio SC 2	09/05/00	9.77
Fidelity VIP Investment Grade
Bond Portfolio SC 2	09/05/00	11.98

        The Accumulation Unit Value of a subaccount for any Valuation Period is equal to:
  the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
  plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
  minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;
  divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

        Transfers — Amounts may be transferred from one subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the subaccounts as follows:

  No more than 25% of the fixed account can be transferred to the subaccounts during a 365 day period.
  Any request for a total transfer from the fixed account to the subaccounts will be transferred over a four year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

        You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. A transfer may not leave a subaccount balance or fixed account balance of less than $100.

        A Contract Owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307.

        Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

        Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost-averaging transfers are completed by periodically transferring equal amounts of money. You may

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preschedule a series of transfers between investment options to take advantage of dollar-cost-averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar-cost-averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

        The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar-cost-averaging program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

        Because the values of the subaccounts from which the transfers occur may decrease over time, the dollar-cost-averaging program may conclude earlier than scheduled. In addition the last dollar-cost-averaging transfer may be for less than all prior transfers. Finally, the value of a subaccount may increase and result in a balance remaining at the end of the period selected.

        All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

        Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

        For periodic rebalancing requests, you may select from a quarterly, semi-annual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

        Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing or by calling (800) 999-1030 or by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

        All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

        Changes to Premium Payment Allocations — A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number, and (3) specify the new allocation percentage for each subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information — Forms Availability."

        Surrender or Withdrawal Before Commencement of Annuity Period — If not restricted by the IRC, a Contract Owner may surrender the contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a subaccount to less than $100.

        The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the accumulation unit value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

        A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information — Forms Availability."

        Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or on the first valuation date following receipt of a valid request at HMLIC's Home Office.

        For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we

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will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

        Surrenders and partial withdrawals from any variable subaccount are subject to the Withdrawal Charges shown in "Deductions and Expenses — Withdrawal Charges."

        HMLIC Withdrawal Charges are applied to the withdrawals based on the effective date of the contract and not on the date the premium payment is paid.

        Any request for partial withdrawal, where the withdrawal is subject to a Withdrawal Charge, will be increased by the amount of the Withdrawal Charge. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Withdrawal Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

        The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 9% of net premium payment(s) to a subaccount during the lifetime of the contract. For example, if a Contract Owner's subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the Withdrawal Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

        If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

        Deferment — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

        Confirmations — HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

        If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

Deductions and Expenses

        Annual Maintenance Fee — An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date or a proportionate amount will be collected upon Contract termination. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

        The annual maintenance fee may be taken, in whole or in part, in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

        The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such an annual maintenance fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

        Mortality and Expense Risk Fee ("M&E Fee") — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

        Withdrawal Charges — If not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for your Contract are:
During Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

        For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, you may make a withdrawal with no Withdrawal Charge. Please see your Contract for further details.

        Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

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        Premium Taxes — Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

Death Benefit Proceeds

       If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement.

       If there have been no previous withdrawals or loans the death benefit is the greater of:

  the Total Accumulation Value; or

  the Net Premium paid to HMLIC.

      If withdrawals or loans have been taken the death benefit is the greater of:

  the Total Accumulation Value; or

  the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

       For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

       All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments — Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

Annuity Payments

       The Contract provides for fixed or variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information — Forms Availability" and "Tax Consequences."

       In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semi-annual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

       The following Annuity Payment options are available on a variable basis unless otherwise stated.

       Life Annuity with Payments Guaranteed for 0, 10, 15 or 20 Years — These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

       If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

       Joint and Survivor Annuity — This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) two-thirds; or 3) 100% of the Annuity Payments paid or the number of variable Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment.

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The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

       Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the Contract Owner will be paid the remaining Annuity Payments due, if any. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Contract Owner. This option is available on a fixed payment basis only.

       Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

       a)      receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

       b)      elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

       In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of Accumulation Units credited to each subaccount within the Contract by its respective Accumulation Unit Value.

       Contract value may be more or less than the amount of net premium payments allocated to the Contract.

       Fixed Annuity Payments — The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

       Variable Annuity Payments — The amount of the first monthly variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

       The first monthly variable Annuity Payment is used to calculate the number of variable Annuity Units for each subsequent monthly Annuity Payment. The number of variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

       The amount of monthly Annuity Payments following the first variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the variable Annuity Units by the applicable variable Annuity Unit Value at the date of payment.

       Assumed Interest Rate — The assumed interest rate for this product is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate. If the investment performance of a subaccount funding variable Annuity Payments is the same as the investment multiplier, the monthly payments from that subaccount will remain level. If its investment performance exceeds the investment multiplier, the monthly payments from that subaccount will increase. Conversely, if investment performance is less than the investment multiplier, the payments from that subaccount will decrease.

       Annuity Unit Value — The variable Annuity Unit Value for the Horace Mann Equity Fund, Horace Mann Balanced Fund, and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The variable Annuity Unit Value for the following subaccounts is established at $10.00; however, no Annuity Payments have been paid from these subaccounts:

        JPMorgan U.S. Large Cap Core Equity Portfolio
        Fidelity VIP Growth and Income Portfolio SC 2
        Fidelity VIP Index 500 Portfolio SC 2
        Fidelity VIP Growth Portfolio SC 2
        Alliance Premier Growth Portfolio
        Horace Mann Socially Responsible Fund
        Davis Value Portfolio
        Fidelity VIP Mid Cap Portfolio SC 2
        Putnam VT Vista Fund (IB Shares)
        Strong Mid Cap Growth Fund II
        Strong Opportunity Fund II
        Horace Mann Small Cap Growth Fund
        Credit Suisse Small Cap Growth Portfolio
        Horace Mann International Equity Fund
        Fidelity VIP Overseas Portfolio SC 2
        Horace Mann Short-Term Investment Fund
        Fidelity VIP High Income Portfolio SC 2
        Fidelity VIP Investment Grade Bond Portfolio SC 2

  The current variable Annuity Unit Value is equal to the prior variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

Misstatement of Age or Sex

      If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

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Modification of the Contract

       The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

       HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Tax Consequences

Separate Account

       The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

Contract Owners

       Contributions — No limitations are imposed on the amount of contributions made to a non-qualified Contract.

       Distributions Under Non-Qualified Contracts — Contract Owners of non-qualified Contracts are not subject to federal income tax on earnings until Annuity Payments are received under the Contract. Contract Owners of non-qualified Contracts are not subject to the required minimum distribution rules.

       A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax under the rules of Section 72 of the IRC. If the distribution is a full or partial surrender, the amount of the distribution will be treated as gross income to the extent the cash value of the Contract (determined without regard to any Withdrawal Charge in the case of a partial withdrawal) immediately before the distribution exceeds the investment in the Contract. The investment in the Contract is the total of all premium payments paid under a Contract less any previous distributions that were excluded from the Contract Owner's income. Any taxable portion is taxed at ordinary income rates. This is known as the 'interest-first' rule.

       For Contracts issued before August 14, 1982 distributions are taxed differently. If the Contract contains only premium payments and related earnings made before August 14, 1982, distributions are taxed under the cost recovery rule. The cost recovery rule provides that distributions are tax-free until they exceed the investment in the Contract. If a Contract issued before August 14, 1982 has premium payments and related earnings from both before and after August 14, 1982 the distributions are allocable in the following order: first from the investment made before August 14, 1982; second from earnings allocable to the investment made before August 14, 1982; third from earnings allocable to the investment made after August 13, 1982 and finally from the investment made after August 13, 1982.

       If distributions are made pursuant to an Annuity Payment option, that portion of each Annuity Payment which represents the Contract Owner's investment in the Contract is excluded from income. The determination of the portion that represents the investment in the Contract is made using the exclusion ratio rules under Section 72 of the IRC. The exclusion ratio is the ratio that the total investment in the Contract bears to the total amount expected to be received under the Contract. For Contracts with annuity starting dates after December 31, 1986 the exclusion ratio will apply until the investment in the Contract has been fully recovered. Once the investment in the Contract has been recovered the entire amount of each subsequent Annuity Payment is fully taxable. For Contracts with annuity starting dates before December 31, 1986 the exclusion ratio applies to all payments.

        Contracts Owned by Non-Natural Persons — Generally, if the Contract is owned by a non-natural person (for example a corporation) the income on the Contract is includable in taxable income each year. In addition, the distribution rules discussed below will be applicable upon the death of or a change in the primary Annuitant. There are exceptions to these rules including Contracts held by certain retirement plans, estates of a decedent and certain trusts treated as individuals.

       Exchanges — The accumulated value of the Contract may be eligible for a tax-free exchange under Section 1035 of the IRC. A replacement Contract obtained in a tax-free exchange will maintain the same relationship of investments in the Contract and allocable earnings as the replaced Contract for purposes of determining the amount of a distribution includable in income. However, a Contract issued before January 18, 1985 and not previously subject to the distribution at death rules (below) will generally be subject to such rules after an exchange.

       Distribution at Death Rules — In order to be treated as an annuity Contract, a Contract must meet the following two distributions rules.

  If the Contract Owner dies on or after the Annuity Date and has designated a beneficiary, any remaining balance must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

19

  If the Contract Owner dies before the Annuity Date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse is treated as the owner.

       Penalty Tax — A penalty tax will generally apply to distributions made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. Certain distributions are exempt from this penalty tax and include payments made as the result of the Contract Owner's death or disability, that are part of a series of substantially equal periodic payments over the life expectancy of the owner or joint lives of the owner and beneficiary, and that are attributable to the investment in the Contract before August 14, 1982 (and related earnings).

       Withholding — Distributions that are includable in income are subject to withholding of federal income tax unless the Contract Owner can validly elect not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld.

       State and/or local tax withholding may also apply.

       Other Considerations — The preceding discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts are extremely complex and often difficult to comprehend. The preceding discussion does not address special rules, prior tax laws, or state or local tax laws. A prospective contract owner considering purchase of an annuity contract should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

Voting Rights

       Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

      The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

Other Information

       Legal Proceedings — There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

       Registration Statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

       Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll free).

       HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

       Contract Owner Inquiries — A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

       Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

       NASD Regulation's Public Disclosure Program — Information about HM Investors and your agent is available from the NASD at www.nasdr.com or by calling (800) 289-9999.

20

Additional Information

       A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
Topic	Page
General Information and History	2
Investment Experience	2
Underwriter	32
Financial Statements	32

       To receive, without charge, a copy of the 2002 Annual Report of the Horace Mann Mutual Funds, the 2002 Annual Report of the Separate Account or the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

       Horace Mann Life Insurance Company
       P.O. Box 4657
       Springfield, Illinois 62708-4657

Please provide free of charge the following information:

_____ 2002 Annual Report of the Horace Mann Mutual Funds

_____ 2002 Annual Report of the Separate Account

_____ Statement of Additional Information dated October 1, 2003 for the Separate Account

Please mail the above documents to:

__________________________________________________
(Name)

__________________________________________________
(Address)

__________________________________________________
(City/State/Zip)

21

STATEMENT OF ADDITIONAL INFORMATION

VARIABLE TAX DEFERRED ANNUITY CONTRACTS
QUALIFIED AND NON-QUALIFIED PLANS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

OCTOBER 1, 2003

STATEMENT OF ADDITIONAL INFORMATION

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Individual and Group Flexible Payment and Individual Single Payment
Variable Tax Deferred Annuity Contracts

Horace Mann Life Insurance Company

        This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses, dated May 1 and October 1, 2003, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectuses may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.

OCTOBER 1, 2003

GENERAL INFORMATION AND HISTORY

        Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

INVESTMENT EXPERIENCE

TOTAL RETURN DATA
Annuity Alternatives (IC-408000)(1,2)
Performance as of June 30, 2003
		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Dec-94	7.00%	-15.56%	—%	-4.67%	-1.73%	7.00%	-17.39%	—%	-5.05%	-9.59%
Fidelity VIP Growth & Income Portfolio SC2	Dec-96	4.21%	-8.36%	—%	-1.74%	7.32%	4.21%	-10.34%	—%	-2.13%	-1.18%
Wilshire 5000 Index Portfolio (Inv)	Jan-99	-5.75%	-14.50%	—%	—%	-1.02%	-6.18%	-16.35%	—%	—%	-8.94%
Wilshire 5000 Index Portfolio (Inst)	Jan-99	-5.27%	-11.20%	—%	—%	-0.58%	-5.70%	-12.33%	—%	—%	-8.54%
Fidelity VIP Index 500 Portfolio SC2	Aug-92	8.61%	-14.58%	8.32%	-3.17%	-1.37%	8.61%	-16.43%	8.32%	-3.56%	-9.26%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Jun-92	9.19%	-23.73%	8.44%	-5.68%	-4.76%	9.19%	-25.38%	8.44%	-6.06%	-12.38%
Fidelity VIP Growth Portfolio SC2	Oct-86	9.50%	-21.29%	7.21%	-2.66%	-3.29%	9.50%	-22.99%	7.21%	-3.05%	-11.02%
Wilshire Large Company Growth Portfolio (Inv)	Sep-92	8.92%	-18.53%	9.54%	-2.17%	1.87%	8.92%	-20.29%	9.54%	-2.57%	-6.28%
Wilshire Large Company Growth Portfolio (Inst)	Jul-96	6.09%	-14.81%	—%	-1.92%	2.16%	6.09%	-15.90%	—%	-2.31%	-6.01%

Large Company Value
Horace Mann Equity Fund	Oct-89	6.71%	6.71%	5.25%	-5.39%	-2.75%	6.71%	6.71%	5.25%	-5.77%	-10.53%
Horace Mann Socially Responsible Fund(4)	Mar-97	4.31%	4.31%	—%	-0.59%	-1.43%	4.31%	4.31%	—%	-0.99%	-9.31%
Davis Value Portfolio	Jun-99	-2.96%	-8.57%	—%	—%	2.57%	-3.45%	-10.55%	—%	—%	-5.64%
Wilshire Large Company Value Portfolio	Sep-92	8.19%	-1.94%	7.21%	-1.27%	-5.12%	8.19%	-4.06%	7.21%	-1.67%	-12.71%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	May-94	10.93%	-7.03%	—%	0.84%	1.92%	10.93%	-9.04%	—%	0.44%	-6.23%
Fidelity VIP Mid Cap Portfolio SC2	Dec-98	14.42%	-2.83%	—%	—%	-2.05%	13.91%	-4.93%	—%	—%	-9.88%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Apr-98	-4.69%	-27.67%	—%	-5.67%	-2.11%	-4.69%	-29.23%	—%	-6.05%	-9.94%
Strong Mid Cap Growth Fund II	Dec-96	4.10%	-30.19%	—%	-2.65%	-1.65%	4.10%	-31.70%	—%	-3.04%	-9.52%

Mid-Size Company Value
Ariel Appreciation Fund	Dec-89	11.26%	4.63%	12.05%	6.38%	-0.95%	11.26%	1.69%	12.05%	5.95%	-8.87%
Strong Opportunity Fund II	May-92	10.78%	-8.96%	9.53%	2.06%	-1.05%	10.78%	-10.93%	9.53%	1.65%	-8.97%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Apr-97	11.16%	8.43%	—%	7.45%	2.43%	11.16%	6.09%	—%	7.02%	-5.76%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Aug-92	11.38%	-1.33%	10.21%	3.16%	-3.44%	11.38%	-3.46%	10.21%	2.75%	-11.16%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Mar-97	-1.07%	-1.07%	—%	-5.13%	0.49%	-1.07%	-1.07%	—%	-5.51%	-7.55%
Credit Suisse Small Cap Growth Portfolio	Jun-95	3.61%	-21.63%	—%	-4.41%	-0.62%	3.61%	-23.33%	—%	-4.80%	-8.57%
Wilshire Small Company Growth Portfolio	Oct-92	6.90%	-7.05%	5.37%	-1.65%	-1.47%	6.90%	-9.06%	5.37%	-2.04%	-9.36%

Small Size Company Value
Ariel Fund	Nov-86	12.13%	6.44%	11.77%	6.85%	0.25%	12.13%	3.44%	11.77%	6.42%	-7.77%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Jun-88	10.87%	10.77%	10.75%	5.40%	-1.20%	10.87%	8.38%	10.75%	4.97%	-9.10%
Wilshire Small Company Value Portfolio	Sep-92	7.20%	9.66%	6.32%	0.59%	-4.69%	7.20%	7.29%	6.32%	0.18%	-12.32%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
International
Horace Mann International Equity Fund(4)	Mar-97	-1.85%	-1.85%	—%	-6.10%	-12.78%	-1.85%	-1.85%	—%	-6.48%	-19.76%
Fidelity VIP Overseas Portfolio SC2	Jan-87	3.42%	-17.69%	2.57%	-6.14%	-11.03%	3.42%	-19.47%	2.57%	-6.52%	-18.15%

Bond
Horace Mann Income Fund	Oct-89	6.23%	6.23%	5.38%	5.74%	12.21%	6.23%	6.23%	5.38%	5.31%	3.71%
Horace Mann Short-Term Investment Fund	Oct-89	3.34%	3.34%	3.06%	2.84%	0.16%	3.34%	3.34%	3.06%	2.42%	-7.86%
Fidelity VIP Investment Grade Bond Portfolio SC2	Dec-88	5.43%	8.56%	5.64%	6.14%	10.25%	5.43%	6.21%	5.64%	5.71%	1.75%
Fidelity VIP High Income Portfolio SC2	Sep-85	2.54%	-5.20%	2.58%	-5.21%	24.89%	2.54%	-7.25%	2.58%	-5.59%	16.39%

Balanced
Horace Mann Balanced Fund	Oct-89	7.11%	7.11%	6.05%	-0.51%	3.98%	7.11%	7.11%	6.05%	-0.91%	-4.34%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)

Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s) —Purchase Payments — Accumulation Units and Accumulation Unit Value."

(7)	Inception date is the first date on which the fund was available.

Annuity Alternatives II (IC-437000, IC-438000)(1,2)
Performance as of June 30, 2003
		Remained Invested				Withdrawn Early(3)

	Inception	Since	10	5	1	Since	10	5	1
	date(6)	inception(5)	years	years	year	inception(5)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Feb-02	-10.56%	—%	-4.67%	-1.73%	-15.05%	—%	-5.05%	-9.59%
Fidelity VIP Growth & Income Portfolio SC2	Feb-02	-4.78%	—%	-1.74%	7.32%	-9.56%	—%	-2.13%	-1.18%
Wilshire 5000 Index Portfolio (Inv)	Feb-02	-8.37%	—%	—%	-1.02%	-12.97%	—%	—%	-8.94%
Wilshire 5000 Index Portfolio (Inst)	Feb-02	-8.16%	—%	—%	-0.58%	-12.77%	—%	—%	-8.54%
Fidelity VIP Index 500 Portfolio SC2	Feb-02	-9.49%	8.32%	-3.17%	-1.37%	-14.04%	8.32%	-3.56%	-9.26%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Feb-02	-15.18%	8.44%	-5.68%	-4.76%	-19.44%	8.44%	-6.06%	-12.38%
Fidelity VIP Growth Portfolio SC2	Feb-02	-15.08%	7.21%	-2.66%	-3.29%	-19.34%	7.21%	-3.05%	-11.02%
Wilshire Large Company Growth Portfolio (Inv)	Feb-02	-9.13%	9.54%	-2.17%	1.87%	-13.69%	9.54%	-2.57%	-6.28%
Wilshire Large Company Growth Portfolio (Inst)	Feb-02	-8.86%	—%	-1.92%	2.16%	-13.44%	—%	-2.31%	-6.01%

Large Company Value
Horace Mann Equity Fund	Feb-02	-7.65%	5.25%	-5.39%	-2.75%	-12.29%	5.25%	-5.77%	-10.53%
Horace Mann Socially Responsible Fund(4)	Feb-02	-4.20%	—%	-0.59%	-1.43%	-9.01%	—%	-0.99%	-9.31%
Davis Value Portfolio	Feb-02	-3.15%	—%	—%	2.57%	-8.02%	—%	—%	-5.64%
Wilshire Large Company Value Portfolio	Feb-02	-5.57%	7.21%	-1.27%	-5.12%	-10.31%	7.21%	-1.67%	-12.71%

Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	Feb-02	-3.40%	—%	0.84%	1.92%	-8.25%	—%	0.44%	-6.23%
Fidelity VIP Mid Cap Portfolio SC2	Feb-02	-2.10%	—%	—%	-2.05%	-7.01%	—%	—%	-9.88%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Feb-02	-13.35%	—%	-5.67%	-2.11%	-17.70%	—%	-6.05%	-9.94%
Strong Mid Cap Growth Fund II	Feb-02	-17.49%	—%	-2.65%	-1.65%	-21.63%	—%	-3.04%	-9.52%

		Remained Invested				Withdrawn Early(3)

	Inception	Since	10	5	1	Since	10	5	1
	date(6)	inception(5)	years	years	year	inception(5)	years	years	year
Mid-Size Company Value
Ariel Appreciation Fund	Feb-02	-0.78%	12.05%	6.38%	-0.95%	-5.77%	12.05%	5.95%	-8.87%
Strong Opportunity Fund II	Feb-02	-11.14%	9.53%	2.06%	-1.05%	-15.60%	9.53%	1.65%	-8.97%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Feb-02	2.31%	—%	7.45%	2.43%	-2.83%	—%	7.02%	-5.76%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Feb-02	-4.35%	10.21%	3.16%	-3.44%	-9.15%	10.21%	2.75%	-11.16%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Feb-02	-15.40%	—%	-5.13%	0.49%	-19.65%	—%	-5.51%	-7.55%
Credit Suisse Small Cap Growth Portfolio	Feb-02	-14.49%	—%	-4.41%	-0.62%	-18.78%	—%	-4.80%	-8.57%
Wilshire Small Company Growth Portfolio	Feb-02	-3.30%	5.37%	-1.65%	-1.47%	-8.16%	5.37%	-2.04%	-9.36%

Small Size Company Value
Ariel Fund	Feb-02	2.50%	11.77%	6.85%	0.25%	-2.65%	11.77%	6.42%	-7.77%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Feb-02	4.15%	10.75%	5.40%	-1.20%	-1.08%	10.75%	4.97%	-9.10%
Wilshire Small Company Value Portfolio	Feb-02	0.49%	6.32%	0.59%	-4.69%	-4.56%	6.32%	0.18%	-12.32%

International
Horace Mann International Equity Fund(4)	Feb-02	-9.00%	—%	-6.10%	-12.78%	-13.57%	—%	-6.48%	-19.76%
Fidelity VIP Overseas Portfolio SC2	Feb-02	-6.44%	2.57%	-6.14%	-11.03%	-11.14%	2.57%	-6.52%	-18.15%

Bond
Horace Mann Income Fund	Feb-02	9.13%	5.38%	5.74%	12.21%	3.65%	5.38%	5.31%	3.71%
Horace Mann Short-Term Investment Fund	Feb-02	0.39%	3.06%	2.84%	0.16%	-4.66%	3.06%	2.42%	-7.86%
Fidelity VIP Investment Grade Bond Portfolio SC2	Feb-02	8.25%	5.64%	6.14%	10.25%	2.81%	5.64%	5.71%	1.75%
Fidelity VIP High Income Portfolio SC2	Feb-02	12.85%	2.58%	-5.21%	24.89%	7.18%	2.58%	-5.59%	16.39%

		Remained Invested				Withdrawn Early(3)

	Inception	Since	10	5	1	Since	10	5	1
	date(6)	inception(5)	years	years	year	inception(5)	years	years	year
Balanced
Horace Mann Balanced Fund	Feb-02	-0.54%	6.05%	-0.51%	3.98%	-5.53%	6.05%	-0.91%	-4.34%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)	Inception date is the first date on which the fund was available.

New Solutions (IC-441000)(1,2)
Performance as of June 30, 2003
		Remained Invested				Withdrawn Early(3)

	Inception	Since	10	5	1	Since	10	5	1
	date(6)	inception(5)	years	years	year	inception(5)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Jun-02	-5.16%	—%	-4.67%	-1.73%	-11.43%	—%	-5.44%	-9.59%
Fidelity VIP Growth & Income Portfolio SC2	Jun-02	2.14%	—%	-1.74%	7.32%	-4.62%	—%	-2.53%	-1.18%
Wilshire 5000 Index Portfolio (Inv)	Jun-02	-4.73%	—%	—%	-1.02%	-11.04%	—%	—%	-8.94%
Wilshire 5000 Index Portfolio (Inst)	Jun-02	-4.33%	—%	—%	-0.58%	-10.66%	—%	—%	-8.54%
Fidelity VIP Index 500 Portfolio SC2	Jun-02	-5.00%	8.32%	-3.17%	-1.37%	-11.29%	8.32%	-3.96%	-9.26%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Jun-02	-8.79%	8.44%	-5.68%	-4.76%	-14.83%	8.44%	-6.45%	-12.38%
Fidelity VIP Growth Portfolio SC2	Jun-02	-8.28%	7.21%	-2.66%	-3.29%	-14.34%	7.21%	-3.45%	-11.02%
Wilshire Large Company Growth Portfolio (Inv)	Jun-02	-2.49%	9.54%	-2.17%	1.87%	-8.94%	9.54%	-2.97%	-6.28%
Wilshire Large Company Growth Portfolio (Inst)	Jun-02	-2.24%	—%	-1.92%	2.16%	-8.71%	—%	-2.71%	-6.01%

Large Company Value
Horace Mann Equity Fund	Jun-02	-6.05%	5.25%	-5.39%	-2.75%	-12.26%	5.25%	-6.16%	-10.53%
Horace Mann Socially Responsible Fund(4)	Jun-02	-4.57%	—%	-0.59%	-1.43%	-10.88%	—%	-1.39%	-9.31%
Davis Value Portfolio	Jun-02	-2.01%	—%	—%	2.57%	-8.49%	—%	—%	-5.64%
Wilshire Large Company Value Portfolio	Jun-02	-7.53%	7.21%	-1.27%	-5.12%	-13.65%	7.21%	-2.07%	-12.71%

Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	Jun-02	-1.41%	—%	0.84%	1.92%	-7.93%	—%	0.02%	-6.23%
Fidelity VIP Mid Cap Portfolio SC2	Jun-02	-4.12%	—%	—%	-2.05%	-10.46%	—%	—%	-9.88%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Jun-02	-9.08%	—%	-5.67%	-2.11%	-15.09%	—%	-6.43%	-9.94%
Strong Mid Cap Growth Fund II	Jun-02	-7.98%	—%	-2.65%	-1.65%	-14.07%	—%	-3.44%	-9.52%

		Remained Invested				Withdrawn Early(3)

	Inception	Since	10	5	1	Since	10	5	1
	date(6)	inception(5)	years	years	year	inception(5)	years	years	year
Mid-Size Company Value
Ariel Appreciation Fund	Jun-02	-5.49%	12.05%	6.38%	-0.95%	-11.74%	12.05%	5.51%	-8.87%
Strong Opportunity Fund II	Jun-02	-6.70%	9.53%	2.06%	-1.05%	-12.87%	9.53%	1.23%	-8.97%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Jun-02	-1.17%	—%	7.45%	2.43%	-7.70%	—%	6.58%	-5.76%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Jun-02	-4.51%	10.21%	3.16%	-3.44%	-10.83%	10.21%	2.32%	-11.16%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Jun-02	-2.63%	—%	-5.13%	0.49%	-9.07%	—%	-5.90%	-7.55%
Credit Suisse Small Cap Growth Portfolio	Jun-02	-6.12%	—%	-4.41%	-0.62%	-12.33%	—%	-5.19%	-8.57%
Wilshire Small Company Growth Portfolio	Jun-02	-5.69%	5.37%	-1.65%	-1.47%	-11.93%	5.37%	-2.45%	-9.36%

Small Size Company Value
Ariel Fund	Jun-02	-4.16%	11.77%	6.85%	0.25%	-10.50%	11.77%	5.98%	-7.77%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Jun-02	-0.09%	10.75%	5.40%	-1.20%	-6.70%	10.75%	4.54%	-9.10%
Wilshire Small Company Value Portfolio	Jun-02	-5.44%	6.32%	0.59%	-4.69%	-11.70%	6.32%	-0.23%	-12.32%

International
Horace Mann International Equity Fund(4)	Jun-02	-13.29%	—%	-6.10%	-12.78%	-19.02%	—%	-6.86%	-19.76%
Fidelity VIP Overseas Portfolio SC2	Jun-02	-11.62%	2.57%	-6.14%	-11.03%	-17.47%	2.57%	-6.90%	-18.15%

Bond
Horace Mann Income Fund	Jun-02	11.50%	5.38%	5.74%	12.21%	4.12%	5.38%	4.88%	3.71%
Horace Mann Short-Term Investment Fund	Jun-02	0.18%	3.06%	2.84%	0.16%	-6.45%	3.06%	2.00%	-7.86%
Fidelity VIP Investment Grade Bond Portfolio SC2	Jun-02	9.98%	5.64%	6.14%	10.25%	2.71%	5.64%	5.28%	1.75%
Fidelity VIP High Income Portfolio SC2	Jun-02	18.52%	2.58%	-5.21%	24.89%	10.68%	2.58%	-5.98%	16.39%

		Remained Invested				Withdrawn Early(3)

	Inception	Since	10	5	1	Since	10	5	1
	date(6)	inception(5)	years	years	year	inception(5)	years	years	year
Balanced
Horace Mann Balanced Fund	Jun-02	1.59%	6.05%	-0.51%	3.98%	-5.13%	6.05%	-1.32%	-4.34%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)	Inception date is the first date on which the fund was available.

Individual Single Premium Deferred Fixed and Variable Retirement Annuity Contract (IC-417000, IC-418000)(1,2)
Performance as of June 30, 2003
		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Dec-94	7.00%	-15.56%	—%	-4.67%	-1.73%	7.00%	-16.47%	—%	-4.86%	-6.64%
Fidelity VIP Growth & Income Portfolio SC2	Dec-96	4.21%	-8.36%	—%	-1.74%	7.32%	4.21%	-9.34%	—%	-1.93%	1.95%
Wilshire 5000 Index Portfolio (Inv)	Jan-99	-5.75%	-14.50%	—%	—%	-1.02%	-5.96%	-15.41%	—%	—%	-5.97%
Wilshire 5000 Index Portfolio (Inst)	Jan-99	-5.27%	-11.20%	—%	—%	-0.58%	-5.48%	-11.76%	—%	—%	-5.56%
Fidelity VIP Index 500 Portfolio SC2	Jul-93	8.38%	-14.58%	8.32%	-3.17%	-1.37%	8.38%	-15.50%	8.32%	-3.36%	-6.30%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Jul-93	9.10%	-23.73%	8.44%	-5.68%	-4.76%	9.10%	-24.54%	8.44%	-5.87%	-9.52%
Fidelity VIP Growth Portfolio SC2	Jul-93	7.31%	-21.29%	7.21%	-2.66%	-3.29%	7.31%	-22.13%	7.21%	-2.86%	-8.12%
Wilshire Large Company Growth Portfolio (Inv)	Jul-93	9.65%	-18.53%	9.54%	-2.17%	1.87%	9.65%	-19.40%	9.54%	-2.37%	-3.23%
Wilshire Large Company Growth Portfolio (Inst)	Jul-96	6.09%	-14.81%	—%	-1.92%	2.16%	6.09%	-15.35%	—%	-2.11%	-2.95%

Large Company Value
Horace Mann Equity Fund	Jul-93	5.17%	5.17%	5.25%	-5.39%	-2.75%	5.17%	5.17%	5.25%	-5.58%	-7.61%
Horace Mann Socially Responsible Fund(4)	Mar-97	4.31%	4.31%	—%	-0.59%	-1.43%	4.31%	4.31%	—%	-0.79%	-6.35%
Davis Value Portfolio	Jun-99	-2.96%	-8.57%	—%	—%	2.57%	-3.20%	-9.55%	—%	—%	-2.56%
Wilshire Large Company Value Portfolio	Jul-93	7.13%	-1.94%	7.21%	-1.27%	-5.12%	7.13%	-2.99%	7.21%	-1.47%	-9.87%

Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	May-94	10.93%	-7.03%	—%	0.84%	1.92%	10.93%	-8.02%	—%	0.64%	-3.17%
Fidelity VIP Mid Cap Portfolio SC2	Dec-98	14.42%	-2.83%	—%	—%	-2.05%	14.17%	-3.87%	—%	—%	-6.94%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Apr-98	-4.69%	-27.67%	—%	-5.67%	-2.11%	-4.69%	-28.44%	—%	-5.85%	-7.01%
Strong Mid Cap Growth Fund II	Dec-96	4.10%	-30.19%	—%	-2.65%	-1.65%	4.10%	-30.94%	—%	-2.84%	-6.57%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Mid-Size Company Value
Ariel Appreciation Fund	Jul-93	12.15%	4.63%	12.05%	6.38%	-0.95%	12.15%	3.17%	12.05%	6.17%	-5.90%
Strong Opportunity Fund II	Jul-93	9.54%	-8.96%	9.53%	2.06%	-1.05%	9.54%	-9.93%	9.53%	1.85%	-6.00%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Apr-97	11.16%	8.43%	—%	7.45%	2.43%	11.16%	7.27%	—%	7.23%	-2.69%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Jul-93	10.07%	-1.33%	10.21%	3.16%	-3.44%	10.07%	-2.39%	10.21%	2.95%	-8.27%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Mar-97	-1.07%	-1.07%	—%	-5.13%	0.49%	-1.07%	-1.07%	—%	-5.32%	-4.54%
Credit Suisse Small Cap Growth Portfolio	Jun-95	3.61%	-21.63%	—%	-4.41%	-0.62%	3.61%	-22.47%	—%	-4.60%	-5.59%
Wilshire Small Company Growth Portfolio	Jul-93	5.48%	-7.05%	5.37%	-1.65%	-1.47%	5.48%	-8.04%	5.37%	-1.84%	-6.40%

Small Size Company Value
Ariel Fund	Jul-93	11.84%	6.44%	11.77%	6.85%	0.25%	11.84%	4.95%	11.77%	6.64%	-4.76%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Jul-93	10.78%	10.77%	10.75%	5.40%	-1.20%	10.78%	9.59%	10.75%	5.19%	-6.14%
Wilshire Small Company Value Portfolio	Jul-93	6.25%	9.66%	6.32%	0.59%	-4.69%	6.25%	8.48%	6.32%	0.39%	-9.46%

International
Horace Mann International Equity Fund(4)	Mar-97	-1.85%	-1.85%	—%	-6.10%	-12.78%	-1.85%	-1.85%	—%	-6.29%	-17.14%
Fidelity VIP Overseas Portfolio SC2	Jul-93	2.45%	-17.69%	2.57%	-6.14%	-11.03%	2.45%	-18.57%	2.57%	-6.33%	-15.48%

Bond
Horace Mann Income Fund	Jul-93	5.38%	5.38%	5.38%	5.74%	12.21%	5.38%	5.38%	5.38%	5.53%	6.60%
Horace Mann Short-Term Investment Fund	Jul-93	3.07%	3.07%	3.06%	2.84%	0.16%	3.07%	3.07%	3.06%	2.63%	-4.85%
Fidelity VIP Investment Grade Bond Portfolio SC2	Jul-93	5.64%	8.56%	5.64%	6.14%	10.25%	5.64%	7.39%	5.64%	5.93%	4.74%
Fidelity VIP High Income Portfolio SC2	Jul-93	2.55%	-5.20%	2.58%	-5.21%	24.89%	2.55%	-6.21%	2.58%	-5.40%	18.65%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Balanced
Horace Mann Balanced Fund	Jul-93	6.00%	6.00%	6.05%	-0.51%	3.98%	6.00%	6.00%	6.05%	-0.71%	-1.22%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)

Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s) —Purchase Payments — Accumulation Units and Accumulation Unit Value."

(7)	Inception date is the first date on which the fund was available.

High Cash Value (IC-426000)(1,2)
Performance as of June 30, 2003

Performance for this product was calculated using a 1.15% M & E fee prior to May 25, 2001. From that date forward, calculations have been based on a 0.95% M & E fee.
		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Apr-99	-7.89%	-15.29%	—%	-4.45%	-1.37%	-9.01%	-16.81%	—%	-5.43%	-8.28%
Fidelity VIP Growth & Income Portfolio SC2	Apr-99	-5.25%	-8.11%	—%	-1.54%	7.64%	-6.39%	-9.76%	—%	-2.54%	0.11%
Wilshire 5000 Index Portfolio (Inv)	Apr-99	-6.79%	-14.08%	—%	—%	-0.73%	-7.92%	-15.62%	—%	—%	-7.68%
Wilshire 5000 Index Portfolio (Inst)	Apr-99	-6.40%	-10.94%	—%	—%	-0.29%	-7.53%	-12.38%	—%	—%	-7.27%
Fidelity VIP Index 500 Portfolio SC2	Apr-99	-8.11%	-15.27%	8.15%	-3.57%	-1.07%	-9.22%	-16.79%	8.15%	-4.55%	-8.00%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Apr-99	-12.55%	-23.64%	8.55%	-5.58%	-4.47%	-13.61%	-25.01%	8.55%	-6.54%	-11.16%
Fidelity VIP Growth Portfolio SC2	Apr-99	-8.98%	-21.14%	7.34%	-2.51%	-2.99%	-10.08%	-22.55%	7.34%	-3.51%	-9.78%
Wilshire Large Company Growth Portfolio (Inv)	Apr-99	-8.12%	-18.33%	9.70%	-2.00%	2.17%	-9.23%	-19.79%	9.70%	-3.00%	-4.98%
Wilshire Large Company Growth Portfolio (Inst)	Apr-99	-7.79%	-14.56%	—%	-1.70%	2.47%	-8.91%	-15.94%	—%	-2.71%	-4.71%

Large Company Value
Horace Mann Equity Fund	Apr-99	-6.53%	-6.53%	5.41%	-5.19%	-2.46%	-7.66%	-7.66%	5.41%	-6.16%	-9.28%
Horace Mann Socially Responsible Fund(4)	Apr-99	-1.43%	-1.43%	—%	-0.37%	-1.13%	-2.62%	-2.62%	—%	-1.39%	-8.05%
Davis Value Portfolio	Jun-99	-2.53%	-8.04%	—%	—%	2.88%	-3.77%	-9.69%	—%	—%	-4.33%
Wilshire Large Company Value Portfolio	Apr-99	-2.12%	-1.68%	7.36%	-1.08%	-4.85%	-3.30%	-3.45%	7.36%	-2.09%	-11.51%

Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	Apr-99	4.83%	-6.77%	—%	1.04%	2.23%	3.57%	-8.45%	—%	0.01%	-4.93%
Fidelity VIP Mid Cap Portfolio SC2	Apr-99	13.42%	-2.57%	—%	—%	-1.75%	12.04%	-4.32%	—%	—%	-8.63%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Apr-99	-8.76%	-27.45%	—%	-5.47%	-1.82%	-9.87%	-28.75%	—%	-6.43%	-8.69%
Strong Mid Cap Growth Fund II	Apr-99	-9.32%	-30.06%	—%	-2.50%	-1.35%	-10.41%	-31.32%	—%	-3.50%	-8.26%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Mid-Size Company Value
Ariel Appreciation Fund	Apr-99	6.00%	4.92%	12.21%	6.56%	-0.65%	4.72%	2.46%	12.21%	5.48%	-7.61%
Strong Opportunity Fund II	Apr-99	0.89%	-8.82%	9.65%	2.19%	-0.75%	-0.33%	-10.46%	9.65%	1.14%	-7.70%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Apr-99	13.60%	8.46%	—%	7.51%	2.74%	12.23%	6.51%	—%	6.41%	-4.45%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Apr-99	8.84%	-1.14%	10.35%	3.32%	-3.15%	7.52%	-2.91%	10.35%	2.26%	-9.93%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Apr-99	-7.10%	-7.10%	—%	-4.92%	0.79%	-8.23%	-8.23%	—%	-5.89%	-6.26%
Credit Suisse Small Cap Growth Portfolio	Apr-99	-2.24%	-21.47%	—%	-4.26%	-0.32%	-3.42%	-22.88%	—%	-5.24%	-7.30%
Wilshire Small Company Growth Portfolio	Apr-99	3.75%	-5.87%	5.82%	-0.90%	-1.18%	2.50%	-7.56%	5.82%	-1.91%	-8.09%

Small Size Company Value
Ariel Fund	Apr-99	10.15%	6.73%	11.93%	7.04%	0.55%	8.82%	4.24%	11.93%	5.95%	-6.49%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Apr-99	13.65%	11.03%	10.90%	5.58%	-0.90%	12.27%	9.03%	10.90%	4.50%	-7.84%
Wilshire Small Company Value Portfolio	Apr-99	6.02%	9.82%	6.44%	0.72%	-4.41%	4.74%	7.85%	6.44%	-0.31%	-11.10%

International
Horace Mann International Equity Fund(4)	Apr-99	-7.75%	-7.75%	—%	-5.90%	-12.51%	-8.87%	-8.87%	—%	-6.86%	-18.64%
Fidelity VIP Overseas Portfolio SC2	Apr-99	-7.67%	-17.44%	2.73%	-5.94%	-10.76%	-8.78%	-18.92%	2.73%	-6.90%	-17.01%

Bond
Horace Mann Income Fund	Apr-99	6.32%	6.32%	5.55%	5.97%	12.55%	5.04%	5.04%	5.55%	4.88%	4.67%
Horace Mann Short-Term Investment Fund	Apr-99	2.98%	2.98%	3.22%	3.05%	0.45%	1.73%	1.73%	3.22%	2.00%	-6.58%
Fidelity VIP Investment Grade Bond Portfolio SC2	Apr-99	6.41%	8.75%	5.77%	6.29%	10.58%	5.12%	6.80%	5.77%	5.21%	2.84%
Fidelity VIP High Income Portfolio SC2	Apr-99	-5.59%	-4.81%	2.77%	-4.95%	25.27%	-6.73%	-6.52%	2.77%	-5.92%	16.77%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Balanced
Horace Mann Balanced Fund	Apr-99	-1.00%	-1.00%	6.22%	-0.29%	4.29%	-2.20%	-2.20%	6.22%	-1.31%	-3.01%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)

Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s) —Purchase Payments — Accumulation Units and Accumulation Unit Value."

(7)	Inception date is the first date on which the fund was available.

High Cash Value (IC-427000)(1,2)
Performance as of June 30, 2003

Performance for this product was calculated using a 1.05% M & E fee prior to May 25, 2001. From that date forward, calculations have been based on a 0.95% M & E fee.
		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Apr-99	-7.86%	-15.29%	—%	-4.41%	-1.37%	-8.98%	-16.81%	—%	-5.39%	-7.29%
Fidelity VIP Growth & Income Portfolio SC2	Apr-99	-5.21%	-8.11%	—%	-1.50%	7.64%	-6.36%	-9.76%	—%	-2.50%	1.18%
Wilshire 5000 Index Portfolio (Inv)	Apr-99	-6.76%	-14.08%	—%	—%	-0.73%	-7.89%	-15.62%	—%	—%	-6.68%
Wilshire 5000 Index Portfolio (Inst)	Apr-99	-6.37%	-10.94%	—%	—%	-0.29%	-7.50%	-12.37%	—%	—%	-6.27%
Fidelity VIP Index 500 Portfolio SC2	Apr-99	-8.08%	-15.27%	8.23%	-3.53%	-1.07%	-9.19%	-16.79%	8.23%	-4.51%	-7.01%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Apr-99	-12.52%	-23.64%	8.63%	-5.54%	-4.47%	-13.58%	-25.01%	8.63%	-6.50%	-10.21%
Fidelity VIP Growth Portfolio SC2	Apr-99	-8.95%	-21.14%	7.42%	-2.47%	-2.99%	-10.05%	-22.55%	7.42%	-3.47%	-8.81%
Wilshire Large Company Growth Portfolio (Inv)	Apr-99	-8.09%	-18.33%	9.77%	-1.95%	2.17%	-9.20%	-19.79%	9.77%	-2.96%	-3.96%
Wilshire Large Company Growth Portfolio (Inst)	Apr-99	-7.76%	-14.56%	—%	-1.66%	2.47%	-8.88%	-15.93%	—%	-2.67%	-3.68%

Large Company Value
Horace Mann Equity Fund	Apr-99	-6.49%	-6.49%	5.49%	-5.15%	-2.46%	-7.63%	-7.63%	5.49%	-6.12%	-8.31%
Horace Mann Socially Responsible Fund(4)	Apr-99	-1.40%	-1.40%	—%	-0.33%	-1.13%	-2.59%	-2.59%	—%	-1.35%	-7.06%
Davis Value Portfolio	Jun-99	-2.50%	-8.04%	—%	—%	2.88%	-3.74%	-9.69%	—%	—%	-3.30%
Wilshire Large Company Value Portfolio	Apr-99	-2.09%	-1.68%	7.44%	-1.04%	-4.85%	-3.27%	-3.45%	7.44%	-2.05%	-10.56%

Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	Apr-99	4.87%	-6.77%	—%	1.09%	2.23%	3.60%	-8.45%	—%	0.06%	-3.90%
Fidelity VIP Mid Cap Portfolio SC2	Apr-99	13.45%	-2.57%	—%	—%	-1.75%	12.08%	-4.32%	—%	—%	-7.64%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Apr-99	-8.73%	-27.45%	—%	-5.42%	-1.82%	-9.84%	-28.75%	—%	-6.39%	-7.71%
Strong Mid Cap Growth Fund II	Apr-99	-9.29%	-30.06%	—%	-2.46%	-1.35%	-10.39%	-31.32%	—%	-3.46%	-7.27%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Mid-Size Company Value
Ariel Appreciation Fund	Apr-99	6.05%	4.92%	12.29%	6.62%	-0.65%	4.77%	2.46%	12.29%	5.53%	-6.61%
Strong Opportunity Fund II	Apr-99	0.93%	-8.82%	9.73%	2.23%	-0.75%	-0.29%	-10.46%	9.73%	1.19%	-6.71%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Apr-99	13.64%	8.46%	—%	7.56%	2.74%	12.26%	6.51%	—%	6.46%	-3.42%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Apr-99	8.87%	-1.14%	10.43%	3.36%	-3.15%	7.56%	-2.91%	10.43%	2.31%	-8.96%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Apr-99	-7.07%	-7.07%	—%	-4.88%	0.79%	-8.20%	-8.20%	—%	-5.85%	-5.26%
Credit Suisse Small Cap Growth Portfolio	Apr-99	-2.20%	-21.47%	—%	-4.22%	-0.32%	-3.39%	-22.88%	—%	-5.20%	-6.30%
Wilshire Small Company Growth Portfolio	Apr-99	3.79%	-5.87%	5.89%	-0.86%	-1.18%	2.53%	-7.56%	5.89%	-1.87%	-7.10%

Small Size Company Value
Ariel Fund	Apr-99	10.21%	6.73%	12.01%	7.10%	0.55%	8.87%	4.24%	12.01%	6.00%	-5.48%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Apr-99	13.69%	11.03%	10.98%	5.62%	-0.90%	12.31%	9.03%	10.98%	4.55%	-6.85%
Wilshire Small Company Value Portfolio	Apr-99	6.05%	9.82%	6.52%	0.76%	-4.41%	4.77%	7.85%	6.52%	-0.27%	-10.14%

International
Horace Mann International Equity Fund(4)	Apr-99	-7.72%	-7.72%	—%	-5.85%	-12.51%	-8.84%	-8.84%	—%	-6.82%	-17.76%
Fidelity VIP Overseas Portfolio SC2	Apr-99	-7.64%	-17.44%	2.80%	-5.90%	-10.76%	-8.75%	-18.92%	2.80%	-6.86%	-16.12%

Bond
Horace Mann Income Fund	Apr-99	6.36%	6.36%	5.62%	6.01%	12.55%	5.07%	5.07%	5.62%	4.93%	5.80%
Horace Mann Short-Term Investment Fund	Apr-99	3.01%	3.01%	3.29%	3.10%	0.45%	1.77%	1.77%	3.29%	2.05%	-5.57%
Fidelity VIP Investment Grade Bond Portfolio SC2	Apr-99	6.44%	8.75%	5.85%	6.34%	10.58%	5.16%	6.80%	5.85%	5.26%	3.94%
Fidelity VIP High Income Portfolio SC2	Apr-99	-5.56%	-4.81%	2.85%	-4.91%	25.27%	-6.70%	-6.52%	2.85%	-5.88%	17.75%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Balanced
Horace Mann Balanced Fund	Apr-99	-0.97%	-0.97%	6.30%	-0.25%	4.29%	-2.16%	-2.16%	6.30%	-1.27%	-1.96%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)

Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s) —Purchase Payments — Accumulation Units and Accumulation Unit Value."

(7)	Inception date is the first date on which the fund was available.

High Cash Value (IC-428000)(1,2)
Performance as of June 30, 2003
		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Apr-99	-7.83%	-15.29%	—%	-4.37%	-1.37%	-8.95%	-16.81%	—%	-5.35%	-7.29%
Fidelity VIP Growth & Income Portfolio SC2	Apr-99	-5.18%	-8.11%	—%	-1.45%	7.64%	-6.33%	-9.76%	—%	-2.46%	1.18%
Wilshire 5000 Index Portfolio (Inv)	Apr-99	-6.73%	-14.08%	—%	—%	-0.73%	-7.86%	-15.62%	—%	—%	-6.68%
Wilshire 5000 Index Portfolio (Inst)	Apr-99	-6.34%	-10.93%	—%	—%	-0.29%	-7.47%	-12.36%	—%	—%	-6.27%
Fidelity VIP Index 500 Portfolio SC2	Apr-99	-8.05%	-15.27%	8.30%	-3.49%	-1.07%	-9.16%	-16.79%	8.30%	-4.47%	-7.01%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Apr-99	-12.49%	-23.64%	8.71%	-5.50%	-4.47%	-13.55%	-25.01%	8.71%	-6.46%	-10.21%
Fidelity VIP Growth Portfolio SC2	Apr-99	-8.92%	-21.14%	7.49%	-2.43%	-2.99%	-10.02%	-22.55%	7.49%	-3.42%	-8.81%
Wilshire Large Company Growth Portfolio (Inv)	Apr-99	-8.06%	-18.33%	9.85%	-1.91%	2.17%	-9.17%	-19.79%	9.85%	-2.91%	-3.96%
Wilshire Large Company Growth Portfolio (Inst)	Apr-99	-7.73%	-14.55%	—%	-1.62%	2.47%	-8.85%	-15.92%	—%	-2.62%	-3.68%

Large Company Value
Horace Mann Equity Fund	Apr-99	-6.46%	-6.46%	5.56%	-5.11%	-2.46%	-7.60%	-7.60%	5.56%	-6.07%	-8.31%
Horace Mann Socially Responsible Fund(4)	Apr-99	-1.37%	-1.37%	—%	-0.29%	-1.13%	-2.56%	-2.56%	—%	-1.30%	-7.06%
Davis Value Portfolio	Jun-99	-2.47%	-8.04%	—%	—%	2.88%	-3.71%	-9.69%	—%	—%	-3.30%
Wilshire Large Company Value Portfolio	Apr-99	-2.06%	-1.68%	7.52%	-0.99%	-4.85%	-3.24%	-3.45%	7.52%	-2.00%	-10.56%

Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	Apr-99	4.90%	-6.77%	—%	1.13%	2.23%	3.63%	-8.45%	—%	0.10%	-3.90%
Fidelity VIP Mid Cap Portfolio SC2	Apr-99	13.49%	-2.57%	—%	—%	-1.75%	12.12%	-4.32%	—%	—%	-7.64%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Apr-99	-8.70%	-27.45%	—%	-5.38%	-1.82%	-9.81%	-28.75%	—%	-6.35%	-7.71%
Strong Mid Cap Growth Fund II	Apr-99	-9.26%	-30.06%	—%	-2.42%	-1.35%	-10.36%	-31.32%	—%	-3.42%	-7.27%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Mid-Size Company Value
Ariel Appreciation Fund	Apr-99	6.10%	4.92%	12.38%	6.68%	-0.65%	4.82%	2.46%	12.38%	5.59%	-6.61%
Strong Opportunity Fund II	Apr-99	0.96%	-8.82%	9.81%	2.28%	-0.75%	-0.26%	-10.46%	9.81%	1.23%	-6.71%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Apr-99	13.67%	8.46%	—%	7.60%	2.74%	12.30%	6.51%	—%	6.51%	-3.42%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Apr-99	8.91%	-1.14%	10.51%	3.41%	-3.15%	7.59%	-2.91%	10.51%	2.35%	-8.96%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Apr-99	-7.04%	-7.04%	—%	-4.84%	0.79%	-8.17%	-8.17%	—%	-5.81%	-5.26%
Credit Suisse Small Cap Growth Portfolio	Apr-99	-2.17%	-21.47%	—%	-4.18%	-0.32%	-3.36%	-22.88%	—%	-5.16%	-6.30%
Wilshire Small Company Growth Portfolio	Apr-99	3.82%	-5.87%	5.97%	-0.82%	-1.18%	2.57%	-7.56%	5.97%	-1.83%	-7.10%

Small Size Company Value
Ariel Fund	Apr-99	10.26%	6.73%	12.10%	7.16%	0.55%	8.93%	4.24%	12.10%	6.06%	-5.48%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Apr-99	13.72%	11.03%	11.06%	5.67%	-0.90%	12.35%	9.03%	11.06%	4.59%	-6.85%
Wilshire Small Company Value Portfolio	Apr-99	6.09%	9.82%	6.60%	0.80%	-4.41%	4.80%	7.85%	6.60%	-0.22%	-10.14%

International
Horace Mann International Equity Fund(4)	Apr-99	-7.69%	-7.69%	—%	-5.81%	-12.51%	-8.81%	-8.81%	—%	-6.78%	-17.76%
Fidelity VIP Overseas Portfolio SC2	Apr-99	-7.61%	-17.44%	2.88%	-5.85%	-10.76%	-8.72%	-18.92%	2.88%	-6.82%	-16.12%

Bond
Horace Mann Income Fund	Apr-99	6.39%	6.39%	5.70%	6.06%	12.55%	5.11%	5.11%	5.70%	4.97%	5.80%
Horace Mann Short-Term Investment Fund	Apr-99	3.05%	3.05%	3.37%	3.14%	0.45%	1.80%	1.80%	3.37%	2.09%	-5.57%
Fidelity VIP Investment Grade Bond Portfolio SC2	Apr-99	6.48%	8.75%	5.92%	6.39%	10.58%	5.19%	6.80%	5.92%	5.30%	3.94%
Fidelity VIP High Income Portfolio SC2	Apr-99	-5.53%	-4.81%	2.92%	-4.87%	25.27%	-6.67%	-6.52%	2.92%	-5.84%	17.75%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Balanced
Horace Mann Balanced Fund	Apr-99	-0.93%	-0.93%	6.37%	-0.21%	4.29%	-2.13%	-2.13%	6.37%	-1.23%	-1.96%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)

Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s) —Purchase Payments — Accumulation Units and Accumulation Unit Value."

(7)	Inception date is the first date on which the fund was available.

High Cash Value (IC-429000)(1,2)
Performance as of June 30, 2003

Performance for this product was calculated using a 1.15% M & E fee prior to May 25, 2001. From that date forward, calculations have been based on a 0.95% M & E fee.
		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Apr-99	-7.89%	-15.29%	—%	-4.45%	-1.37%	-8.55%	-16.81%	—%	-5.03%	-8.28%
Fidelity VIP Growth & Income Portfolio SC2	Apr-99	-5.25%	-8.11%	—%	-1.54%	7.64%	-5.93%	-9.76%	—%	-2.14%	0.11%
Wilshire 5000 Index Portfolio (Inv)	Apr-99	-6.79%	-14.08%	—%	—%	-0.73%	-7.46%	-15.62%	—%	—%	-7.68%
Wilshire 5000 Index Portfolio (Inst)	Apr-99	-6.40%	-10.94%	—%	—%	-0.29%	-7.07%	-12.09%	—%	—%	-7.27%
Fidelity VIP Index 500 Portfolio SC2	Apr-99	-8.11%	-15.27%	8.15%	-3.57%	-1.07%	-8.77%	-16.79%	8.15%	-4.16%	-8.00%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Apr-99	-12.55%	-23.64%	8.55%	-5.58%	-4.47%	-13.18%	-25.01%	8.55%	-6.15%	-11.16%
Fidelity VIP Growth Portfolio SC2	Apr-99	-8.98%	-21.14%	7.34%	-2.51%	-2.99%	-9.64%	-22.55%	7.34%	-3.10%	-9.78%
Wilshire Large Company Growth Portfolio (Inv)	Apr-99	-8.12%	-18.33%	9.70%	-2.00%	2.17%	-8.78%	-19.79%	9.70%	-2.59%	-4.98%
Wilshire Large Company Growth Portfolio (Inst)	Apr-99	-7.79%	-14.56%	—%	-1.70%	2.47%	-8.45%	-15.66%	—%	-2.30%	-4.71%

Large Company Value
Horace Mann Equity Fund	Apr-99	-6.53%	-6.53%	5.41%	-5.19%	-2.46%	-7.20%	-7.20%	5.41%	-5.76%	-9.28%
Horace Mann Socially Responsible Fund(4)	Apr-99	-1.43%	-1.43%	—%	-0.37%	-1.13%	-2.14%	-2.14%	—%	-0.98%	-8.05%
Davis Value Portfolio	Jun-99	-2.53%	-8.04%	—%	—%	2.88%	-3.27%	-9.69%	—%	—%	-4.33%
Wilshire Large Company Value Portfolio	Apr-99	-2.12%	-1.68%	7.36%	-1.08%	-4.85%	-2.82%	-3.45%	7.36%	-1.68%	-11.51%

Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	Apr-99	4.83%	-6.77%	—%	1.04%	2.23%	4.08%	-8.45%	—%	0.43%	-4.93%
Fidelity VIP Mid Cap Portfolio SC2	Apr-99	13.42%	-2.57%	—%	—%	-1.75%	12.60%	-4.32%	—%	—%	-8.63%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Apr-99	-8.76%	-27.45%	—%	-5.47%	-1.82%	-9.42%	-28.75%	—%	-6.04%	-8.69%
Strong Mid Cap Growth Fund II	Apr-99	-9.32%	-30.06%	—%	-2.50%	-1.35%	-9.97%	-31.32%	—%	-3.10%	-8.26%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Mid-Size Company Value
Ariel Appreciation Fund	Apr-99	6.00%	4.92%	12.21%	6.56%	-0.65%	5.24%	2.46%	12.21%	5.92%	-7.61%
Strong Opportunity Fund II	Apr-99	0.89%	-8.82%	9.65%	2.19%	-0.75%	0.17%	-10.46%	9.65%	1.57%	-7.70%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Apr-99	13.60%	8.46%	—%	7.51%	2.74%	12.78%	6.51%	—%	6.86%	-4.45%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Apr-99	8.84%	-1.14%	10.35%	3.32%	-3.15%	8.06%	-2.91%	10.35%	2.69%	-9.93%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Apr-99	-7.10%	-7.10%	—%	-4.92%	0.79%	-7.77%	-7.77%	—%	-5.50%	-6.26%
Credit Suisse Small Cap Growth Portfolio	Apr-99	-2.24%	-21.47%	—%	-4.26%	-0.32%	-2.94%	-22.88%	—%	-4.84%	-7.30%
Wilshire Small Company Growth Portfolio	Apr-99	3.75%	-5.87%	5.82%	-0.90%	-1.18%	3.01%	-7.56%	5.82%	-1.51%	-8.09%

Small Size Company Value
Ariel Fund	Apr-99	10.15%	6.73%	11.93%	7.04%	0.55%	9.36%	4.24%	11.93%	6.39%	-6.49%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Apr-99	13.65%	11.03%	10.90%	5.58%	-0.90%	12.83%	9.03%	10.90%	4.94%	-7.84%
Wilshire Small Company Value Portfolio	Apr-99	6.02%	9.82%	6.44%	0.72%	-4.41%	5.25%	7.85%	6.44%	0.11%	-11.10%

International
Horace Mann International Equity Fund(4)	Apr-99	-7.75%	-7.75%	—%	-5.90%	-12.51%	-8.42%	-8.42%	—%	-6.47%	-18.64%
Fidelity VIP Overseas Portfolio SC2	Apr-99	-7.67%	-17.44%	2.73%	-5.94%	-10.76%	-8.33%	-18.92%	2.73%	-6.51%	-17.01%

Bond
Horace Mann Income Fund	Apr-99	6.32%	6.32%	5.55%	5.97%	12.55%	5.56%	5.56%	5.55%	5.32%	4.67%
Horace Mann Short-Term Investment Fund	Apr-99	2.98%	2.98%	3.22%	3.05%	0.45%	2.24%	2.24%	3.22%	2.43%	-6.58%
Fidelity VIP Investment Grade Bond Portfolio SC2	Apr-99	6.41%	8.75%	5.77%	6.29%	10.58%	5.64%	6.80%	5.77%	5.65%	2.84%
Fidelity VIP High Income Portfolio SC2	Apr-99	-5.59%	-4.81%	2.77%	-4.95%	25.27%	-6.27%	-6.52%	2.77%	-5.53%	16.77%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Balanced
Horace Mann Balanced Fund	Apr-99	-1.00%	-1.00%	6.22%	-0.29%	4.29%	-1.71%	-1.71%	6.22%	-0.90%	-3.01%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)

Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s) —Purchase Payments — Accumulation Units and Accumulation Unit Value."

(7)	Inception date is the first date on which the fund was available.

High Cash Value (IC-430000)(1,2)
Performance as of June 30, 2003

Performance for this product was calculated using a 1.05% M & E fee prior to May 25, 2001. From that date forward, calculations have been based on a 0.95% M & E fee.
		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Apr-99	-7.86%	-15.29%	—%	-4.41%	-1.37%	-8.30%	-16.50%	—%	-4.80%	-7.29%
Fidelity VIP Growth & Income Portfolio SC2	Apr-99	-5.21%	-8.11%	—%	-1.50%	7.64%	-5.67%	-9.42%	—%	-1.89%	1.18%
Wilshire 5000 Index Portfolio (Inv)	Apr-99	-6.76%	-14.08%	—%	—%	-0.73%	-7.21%	-15.31%	—%	—%	-6.68%
Wilshire 5000 Index Portfolio (Inst)	Apr-99	-6.37%	-10.94%	—%	—%	-0.29%	-6.82%	-11.79%	—%	—%	-6.27%
Fidelity VIP Index 500 Portfolio SC2	Apr-99	-8.08%	-15.27%	8.23%	-3.53%	-1.07%	-8.52%	-16.48%	8.23%	-3.92%	-7.01%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Apr-99	-12.52%	-23.64%	8.63%	-5.54%	-4.47%	-12.94%	-24.73%	8.63%	-5.92%	-10.21%
Fidelity VIP Growth Portfolio SC2	Apr-99	-8.95%	-21.14%	7.42%	-2.47%	-2.99%	-9.39%	-22.27%	7.42%	-2.86%	-8.81%
Wilshire Large Company Growth Portfolio (Inv)	Apr-99	-8.09%	-18.33%	9.77%	-1.95%	2.17%	-8.53%	-19.50%	9.77%	-2.35%	-3.96%
Wilshire Large Company Growth Portfolio (Inst)	Apr-99	-7.76%	-14.56%	—%	-1.66%	2.47%	-8.20%	-15.37%	—%	-2.06%	-3.68%

Large Company Value
Horace Mann Equity Fund	Apr-99	-6.49%	-6.49%	5.49%	-5.15%	-2.46%	-6.94%	-6.94%	5.49%	-5.53%	-8.31%
Horace Mann Socially Responsible Fund(4)	Apr-99	-1.40%	-1.40%	—%	-0.33%	-1.13%	-1.87%	-1.87%	—%	-0.73%	-7.06%
Davis Value Portfolio	Jun-99	-2.50%	-8.04%	—%	—%	2.88%	-2.99%	-9.35%	—%	—%	-3.30%
Wilshire Large Company Value Portfolio	Apr-99	-2.09%	-1.68%	7.44%	-1.04%	-4.85%	-2.56%	-3.09%	7.44%	-1.44%	-10.56%

Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	Apr-99	4.87%	-6.77%	—%	1.09%	2.23%	4.37%	-8.11%	—%	0.68%	-3.90%
Fidelity VIP Mid Cap Portfolio SC2	Apr-99	13.45%	-2.57%	—%	—%	-1.75%	12.91%	-3.96%	—%	—%	-7.64%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Apr-99	-8.73%	-27.45%	—%	-5.42%	-1.82%	-9.17%	-28.49%	—%	-5.81%	-7.71%
Strong Mid Cap Growth Fund II	Apr-99	-9.29%	-30.06%	—%	-2.46%	-1.35%	-9.72%	-31.06%	—%	-2.86%	-7.27%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Mid-Size Company Value
Ariel Appreciation Fund	Apr-99	6.05%	4.92%	12.29%	6.62%	-0.65%	5.54%	2.96%	12.29%	6.19%	-6.61%
Strong Opportunity Fund II	Apr-99	0.93%	-8.82%	9.73%	2.23%	-0.75%	0.44%	-10.13%	9.73%	1.82%	-6.71%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Apr-99	13.64%	8.46%	—%	7.56%	2.74%	13.09%	6.91%	—%	7.12%	-3.42%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Apr-99	8.87%	-1.14%	10.43%	3.36%	-3.15%	8.35%	-2.55%	10.43%	2.95%	-8.96%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Apr-99	-7.07%	-7.07%	—%	-4.88%	0.79%	-7.52%	-7.52%	—%	-5.26%	-5.26%
Credit Suisse Small Cap Growth Portfolio	Apr-99	-2.20%	-21.47%	—%	-4.22%	-0.32%	-2.67%	-22.60%	—%	-4.60%	-6.30%
Wilshire Small Company Growth Portfolio	Apr-99	3.79%	-5.87%	5.89%	-0.86%	-1.18%	3.29%	-7.22%	5.89%	-1.26%	-7.10%

Small Size Company Value
Ariel Fund	Apr-99	10.21%	6.73%	12.01%	7.10%	0.55%	9.68%	4.74%	12.01%	6.67%	-5.48%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Apr-99	13.69%	11.03%	10.98%	5.62%	-0.90%	13.14%	9.44%	10.98%	5.20%	-6.85%
Wilshire Small Company Value Portfolio	Apr-99	6.05%	9.82%	6.52%	0.76%	-4.41%	5.55%	8.25%	6.52%	0.35%	-10.14%

International
Horace Mann International Equity Fund(4)	Apr-99	-7.72%	-7.72%	—%	-5.85%	-12.51%	-8.16%	-8.16%	—%	-6.23%	-17.76%
Fidelity VIP Overseas Portfolio SC2	Apr-99	-7.64%	-17.44%	2.80%	-5.90%	-10.76%	-8.08%	-18.62%	2.80%	-6.27%	-16.12%

Bond
Horace Mann Income Fund	Apr-99	6.36%	6.36%	5.62%	6.01%	12.55%	5.85%	5.85%	5.62%	5.58%	5.80%
Horace Mann Short-Term Investment Fund	Apr-99	3.01%	3.01%	3.29%	3.10%	0.45%	2.52%	2.52%	3.29%	2.68%	-5.57%
Fidelity VIP Investment Grade Bond Portfolio SC2	Apr-99	6.44%	8.75%	5.85%	6.34%	10.58%	5.93%	7.19%	5.85%	5.91%	3.94%
Fidelity VIP High Income Portfolio SC2	Apr-99	-5.56%	-4.81%	2.85%	-4.91%	25.27%	-6.01%	-6.17%	2.85%	-5.29%	17.75%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Balanced
Horace Mann Balanced Fund	Apr-99	-0.97%	-0.97%	6.30%	-0.25%	4.29%	-1.44%	-1.44%	6.30%	-0.65%	-1.96%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)

Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s) — Purchase Payments — Accumulation Units and Accumulation Unit Value."

(7)	Inception date is the first date on which the fund was available.

High Cash Value (IC-431000)(1,2)
Performance as of June 30, 2003
		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Large Company Blend
JPMorgan U.S. Large Cap Core Equity Portfolio	Apr-99	-7.83%	-15.29%	—%	-4.37%	-1.37%	-8.27%	-16.50%	—%	-4.76%	-7.29%
Fidelity VIP Growth & Income Portfolio SC2	Apr-99	-5.18%	-8.11%	—%	-1.45%	7.64%	-5.64%	-9.42%	—%	-1.85%	1.18%
Wilshire 5000 Index Portfolio (Inv)	Apr-99	-6.73%	-14.08%	—%	—%	-0.73%	-7.18%	-15.31%	—%	—%	-6.68%
Wilshire 5000 Index Portfolio (Inst)	Apr-99	-6.34%	-10.93%	—%	—%	-0.29%	-6.79%	-11.78%	—%	—%	-6.27%
Fidelity VIP Index 500 Portfolio SC2	Apr-99	-8.05%	-15.27%	8.30%	-3.49%	-1.07%	-8.49%	-16.48%	8.30%	-3.88%	-7.01%

Large Company Growth
AllianceBernstein Premier Growth Portfolio	Apr-99	-12.49%	-23.64%	8.71%	-5.50%	-4.47%	-12.91%	-24.73%	8.71%	-5.88%	-10.21%
Fidelity VIP Growth Portfolio SC2	Apr-99	-8.92%	-21.14%	7.49%	-2.43%	-2.99%	-9.36%	-22.27%	7.49%	-2.82%	-8.81%
Wilshire Large Company Growth Portfolio (Inv)	Apr-99	-8.06%	-18.33%	9.85%	-1.91%	2.17%	-8.50%	-19.50%	9.85%	-2.31%	-3.96%
Wilshire Large Company Growth Portfolio (Inst)	Apr-99	-7.73%	-14.55%	—%	-1.62%	2.47%	-8.17%	-15.36%	—%	-2.02%	-3.68%

Large Company Value
Horace Mann Equity Fund	Apr-99	-6.46%	-6.46%	5.56%	-5.11%	-2.46%	-6.91%	-6.91%	5.56%	-5.49%	-8.31%
Horace Mann Socially Responsible Fund(4)	Apr-99	-1.37%	-1.37%	—%	-0.29%	-1.13%	-1.84%	-1.84%	—%	-0.69%	-7.06%
Davis Value Portfolio	Jun-99	-2.47%	-8.04%	—%	—%	2.88%	-2.96%	-9.35%	—%	—%	-3.30%
Wilshire Large Company Value Portfolio	Apr-99	-2.06%	-1.68%	7.52%	-0.99%	-4.85%	-2.52%	-3.09%	7.52%	-1.39%	-10.56%

Mid-Size Company Blend
Rainier Small/Mid Cap Equity Portfolio	Apr-99	4.90%	-6.77%	—%	1.13%	2.23%	4.40%	-8.11%	—%	0.72%	-3.90%
Fidelity VIP Mid Cap Portfolio SC2	Apr-99	13.49%	-2.57%	—%	—%	-1.75%	12.95%	-3.96%	—%	—%	-7.64%

Mid-Size Company Growth
Putnam VT Vista Fund (IB shares)	Apr-99	-8.70%	-27.45%	—%	-5.38%	-1.82%	-9.14%	-28.49%	—%	-5.77%	-7.71%
Strong Mid Cap Growth Fund II	Apr-99	-9.26%	-30.06%	—%	-2.42%	-1.35%	-9.69%	-31.06%	—%	-2.81%	-7.27%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Mid-Size Company Value
Ariel Appreciation Fund	Apr-99	6.10%	4.92%	12.38%	6.68%	-0.65%	5.59%	2.96%	12.38%	6.25%	-6.61%
Strong Opportunity Fund II	Apr-99	0.96%	-8.82%	9.81%	2.28%	-0.75%	0.48%	-10.13%	9.81%	1.86%	-6.71%

Small Size Company Blend
Neuberger Berman Genesis Fund Advisor Class	Apr-99	13.67%	8.46%	—%	7.60%	2.74%	13.13%	6.91%	—%	7.17%	-3.42%
T. Rowe Price Small-Cap Stock Fund-Advisor Class	Apr-99	8.91%	-1.14%	10.51%	3.41%	-3.15%	8.39%	-2.55%	10.51%	2.99%	-8.96%

Small Size Company Growth
Horace Mann Small Cap Growth Fund(4)	Apr-99	-7.04%	-7.04%	—%	-4.84%	0.79%	-7.49%	-7.49%	—%	-5.22%	-5.26%
Credit Suisse Small Cap Growth Portfolio	Apr-99	-2.17%	-21.47%	—%	-4.18%	-0.32%	-2.64%	-22.60%	—%	-4.56%	-6.30%
Wilshire Small Company Growth Portfolio	Apr-99	3.82%	-5.87%	5.97%	-0.82%	-1.18%	3.33%	-7.22%	5.97%	-1.22%	-7.10%

Small Size Company Value
Ariel Fund	Apr-99	10.26%	6.73%	12.10%	7.16%	0.55%	9.73%	4.74%	12.10%	6.73%	-5.48%
T. Rowe Price Small-Cap Value Fund-Advisor Class	Apr-99	13.72%	11.03%	11.06%	5.67%	-0.90%	13.18%	9.44%	11.06%	5.24%	-6.85%
Wilshire Small Company Value Portfolio	Apr-99	6.09%	9.82%	6.60%	0.80%	-4.41%	5.58%	8.25%	6.60%	0.40%	-10.14%

International
Horace Mann International Equity Fund(4)	Apr-99	-7.69%	-7.69%	—%	-5.81%	-12.51%	-8.13%	-8.13%	—%	-6.19%	-17.76%
Fidelity VIP Overseas Portfolio SC2	Apr-99	-7.61%	-17.44%	2.88%	-5.85%	-10.76%	-8.05%	-18.62%	2.88%	-6.23%	-16.12%

Bond
Horace Mann Income Fund	Apr-99	6.39%	6.39%	5.70%	6.06%	12.55%	5.88%	5.88%	5.70%	5.63%	5.80%
Horace Mann Short-Term Investment Fund	Apr-99	3.05%	3.05%	3.37%	3.14%	0.45%	2.55%	2.55%	3.37%	2.73%	-5.57%
Fidelity VIP Investment Grade Bond Portfolio SC2	Apr-99	6.48%	8.75%	5.92%	6.39%	10.58%	5.97%	7.19%	5.92%	5.96%	3.94%
Fidelity VIP High Income Portfolio SC2	Apr-99	-5.53%	-4.81%	2.92%	-4.87%	25.27%	-5.98%	-6.17%	2.92%	-5.25%	17.75%

		Remained Invested					Withdrawn Early(3)

	Inception	Since	Since	10	5	1	Since	Since	10	5	1
	date(7)	inception(5)	inclusion(6)	years	years	year	inception(5)	inclusion(6)	years	years	year
Balanced
Horace Mann Balanced Fund	Apr-99	-0.93%	-0.93%	6.37%	-0.21%	4.29%	-1.41%	-1.41%	6.37%	-0.61%	-1.96%

(1)	In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.
(2)

To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the mean contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

(3)	Withdrawn Early reflects performance of a surrendered contract.
(4)	Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund each commenced operations on March 10, 1997.
(5)

Since inception refers to performance since the subaccount was created. If this date is prior to "since inclusion" the performance numbers are hypothetical and represent what the subaccount would have done if it had been part of the contract at that time.

(6)

Since inclusion refers to performance since the date the subaccount was added to the Separate Account. These dates are listed in the Prospectus in "The Contract(s) — Purchase Payments — Accumulation Units and Accumulation Unit Value."

(7)	Inception date is the first date on which the fund was available.

        This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All contract charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

        Average annual total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 2002. Horace Mann Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997. Average annual total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)n = ERV Where: P = a hypothetical initial payment of $1000, T = average annual total return, n = average number of years, and ERV = ending redeeming value of a hypothetical $1,000 payment made at the beginning of the 1,5, or 10 year period at the end of the 1,5, or 10 year period (or fractional portion thereof).

        The performance data contained in this Statement of Additional Information is based on the fees and charges for the contracts currently offered by HMLIC. Prior contracts, have different fees and charges; therefore these performance calculations are not valid for those contracts.

UNDERWRITER

        HMLIC offers and sells the contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). In addition, the contract may be offered and sold through independent agents and other broker-dealers. HMLIC contracts with HM Investors, principal underwriter of the Separate Account, to distribute the variable contracts of HMLIC. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

        Commissions paid to HM Investors were, $4,925,095, $4,613,301 and $3,642,750 for the years ended 2000, 2001 and 2002 respectively. HM Investors does not retain any of these commissions. Commissions received by HM Investors are paid to registered representatives who sell contracts offered by this Prospectuses.

FINANCIAL STATEMENTS

  The financial statements for the year ended December 31, 2002 included in this registration statement have been audited by KPMG LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Horace Mann Life Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Illinois Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2002, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of KPMG LLP is 303 E. Wacker Drive, Chicago, Illinois 60601.

        The financial statements of the Separate Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Separate Account for the year ended December 31, 2002. A copy of this Annual Report as well as financial statements of the Separate Account for the period ended June 30, 2003 accompany the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' report thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the contracts.

INDEPENDENT AUDITORS' REPORT

        The Contract Owners of Horace Mann Life Insurance Company Separate Account and the Board of Directors of Horace Mann Life Insurance Company:

       We have audited the accompanying statements of net assets of each of the thirty-four portfolios comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2002 and the related statements of operations and financial highlights for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the thirty-four portfolios comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2002, the results of their operations and financial highlights for the year then ended, and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
Chicago, Illinois
April 18, 2003

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2002 ANNUAL REPORT

Statements of Net Assets

December 31, 2002
	ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND

ASSETS
Investments at market value	$248,513,755	$233,026,361	$18,280,156	$3,996,016	$31,966,277

TOTAL ASSETS	$248,513,755	$233,026,361	$18,280,156	$3,996,016	$31,966,277

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	247,063,339	232,106,217	18,218,584	3,996,016	31,966,277
Retired Contract Owners	1,450,416	920,144	61,572	—	—

TOTAL NET ASSETS	$248,513,755	$233,026,361	$18,280,156	$3,996,016	$31,966,277

Total units	15,849,770	14,804,752	1,187,910	367,360	4,361,425
Blended unit value (Net assets divided by total units held)	$15.68	$15.74	$15.39	$10.88	$7.33
INVESTMENTS
Cost of investments	$369,118,561	$289,438,518	$18,841,933	$4,033,165	$70,468,604
Unrealized appreciation (depreciation) on investments	$(120,604,806)	$(56,412,157)	$(561,777)	$(37,149)	$(38,502,327)
Number of shares in underlying mutual funds	15,971,321	16,048,648	1,471,828	396,037	4,308,124
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	11,988	10,418	8	10	5,709
M&E Rate .0029	514,288	—	—	—	—
M&E Rate .0039	127,005	—	—	—	—
M&E Rate .0095	32,968	46,279	77,268	15,511	46,294
M&E Rate .0105	—	—	—	—	—
M&E Rate .0115	—	—	—	—	—
M&E Rate .0125	15,070,307	14,684,684	1,105,681	351,839	4,309,422
Retired Payout	93,214	63,371	4,953	—	—
Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$16.13	$16.21	$15.85	$11.19	$7.55
M&E Rate .0029	$16.02	$—	$—	$—	$—
M&E Rate .0039	$15.99	$—	$—	$—	$—
M&E Rate .0095	$15.78	$15.86	$15.50	$10.95	$7.38
M&E Rate .0105	$—	$—	$—	$—	$—
M&E Rate .0115	$—	$—	$—	$—	$—
M&E Rate .0125	$15.67	$15.74	$15.39	$10.87	$7.33
Retired Payout	$15.56	$14.52	$12.43	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2002 ANNUAL REPORT

ACCOUNT DIVISION

HORACE MANN INTERNATIONAL EQUITY FUND	HORACE MANN SOCIALLY RESPONSIBLE FUND	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT

$24,251,930	$56,208,002	$12,683,893	$14,140,344	$2,585,613	$3,737,803

$24,251,930	$56,208,002	$12,683,893	$14,140,344	$2,585,613	$3,737,803

24,251,930	56,208,002	12,683,893	14,140,344	2,585,613	3,737,803
—	—	—	—	—	—

$24,251,930	$56,208,002	$12,683,893	$14,140,344	$2,585,613	$3,737,803

2,970,500	4,803,270	1,773,671	598,775	365,881	160,285

$8.16	$11.70	$7.15	$23.62	$7.07	$23.32

$41,883,690	$69,049,799	$18,842,005	$22,589,263	$3,164,263	$4,658,781

$(17,631,760)	$(12,841,797)	$(6,158,112)	$(8,448,919)	$(578,650)	$(920,978)

2,921,919	5,170,929	1,786,464	593,883	364,171	158,449

5,100	8,977	2,122	571	17	5
—	—	—	—	—	—
—	—	—	—	—	—
53,922	32,024	30,383	3,019	48,780	18,111
—	—	—	—	—	—
—	—	—	—	—	—
2,911,478	4,762,269	1,741,166	595,185	317,084	142,169
—	—	—	—	—	—

$8.41	$12.05	$7.36	$24.32	$7.30	$24.02
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$8.22	$11.78	$7.20	$23.78	$7.14	$23.43
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$8.16	$11.70	$7.15	$23.61	$7.06	$23.31
$—	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2002 ANNUAL REPORT
Statements of Net Assets

December 31, 2002

	ACCOUNT DIVISION

	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS

ASSETS
Investments at market value	$8,039,013	$1,660,496	$846,841	$7,702,756	$6,617,561

TOTAL ASSETS	$8,039,013	$1,660,496	$846,841	$7,702,756	$6,617,561

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	8,039,013	1,660,496	846,841	7,702,756	6,617,561
Retired Contract Owners	—	—	—	—	—

TOTAL NET ASSETS	$8,039,013	$1,660,496	$846,841	$7,702,756	$6,617,561

Total units	472,191	115,069	65,352	314,495	280,393
Blended unit value (Net assets divided by total units held)	$17.02	$14.43	$12.96	$24.49	$23.60
INVESTMENTS
Cost of investments	$9,846,831	$1,810,677	$944,998	$7,987,566	$7,350,002
Unrealized appreciation (depreciation) on investments	$(1,807,818)	$(150,181)	$(98,157)	$(284,810)	$(732,441)
Number of shares in underlying mutual funds	501,498	115,795	73,767	352,368	308,655
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	10	16	11	3,688	7
M&E Rate .0029	—	—	—	—	—
M&E Rate .0039	—	—	—	—	—
M&E Rate .0095	29,030	3,884	6,832	11,089	15,968
M&E Rate .0105	—	—	—	—	—
M&E Rate .0115	—	—	—	—	—
M&E Rate .0125	443,151	111,169	58,509	299,718	264,418
Retired Payout	$—	$—	$—	$—	$—
Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$17.53	$14.85	$13.63	$25.20	$24.30
M&E Rate .0029	$—	$—	$—	$—	$—
M&E Rate .0039	$—	$—	$—	$—	$—
M&E Rate .0095	$17.12	$14.47	$13.36	$24.60	$23.69
M&E Rate .0105	$—	$—	$—	$—	$—
M&E Rate .0115	$—	$—	$—	$—	$—
M&E Rate .0125	$17.02	$14.43	$12.91	$24.48	$23.60
Retired Payout	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2002 ANNUAL REPORT

ACCOUNT DIVISION

FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

$4,010,148	$14,951,330	$11,562,866	$14,469,371	$3,755,201	$652,024

$4,010,148	$14,951,330	$11,562,866	$14,469,371	$3,755,201	$652,024

4,010,148	14,951,330	11,562,866	14,469,371	3,755,201	652,024
—	—	—	—	—	—

$4,010,148	$14,951,330	$11,562,866	$14,469,371	$3,755,201	$652,024

357,213	151,544	674,016	595,943	308,350	90,168

$11.23	$98.66	$17.16	$24.28	$12.18	$7.23

$4,739,409	$19,250,896	$12,376,195	$21,525,979	$5,219,822	$678,191

$(729,261)	$(4,299,566)	$(813,329)	$(7,056,608)	$(1,464,621)	$(26,167)

373,732	150,582	664,915	623,411	344,514	111,077

4,008	421	728	315	9	20
—	—	—	—	—	—
—	—	—	—	—	—
29,768	7,204	29,139	26,663	15,209	6,238
—	—	—	—	—	—
—	—	—	—	—	—
323,437	143,919	644,149	568,965	293,132	83,910
$—	$—	$—	$—	$—	$—

$11.55	$101.71	$17.65	$25.00	$12.54	$7.44
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$11.29	$96.39	$17.26	$24.37	$12.26	$7.30
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$11.22	$98.76	$17.15	$24.28	$12.17	$7.23
$—	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2002 ANNUAL REPORT

Statements of Net Assets

December 31, 2002
	ACCOUNT DIVISION

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO	STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

ASSETS
Investments at market value	$9,862,069	$3,121,652	$4,823,981	$4,032,451	$6,662,504

TOTAL ASSETS	$9,862,069	$3,121,652	$4,823,981	$4,032,451	$6,662,504

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	9,862,069	3,121,652	4,823,981	4,032,451	6,662,504
Retired Contract Owners	—	—	—	—	—

TOTAL NET ASSETS	$9,862,069	$3,121,652	$4,823,981	$4,032,451	$6,662,504

Total units	677,140	384,920	254,365	371,269	690,067
Blended unit value (Net assets divided by total units held)	$14.56	$8.11	$18.96	$10.86	$9.65
INVESTMENTS
Cost of investments	$9,287,723	$3,775,792	$7,109,807	$7,635,530	$8,694,922
Unrealized appreciation (depreciation) on investments	$574,346	$(654,140)	$(2,285,826)	$(3,603,079)	$(2,032,418)
Number of shares in underlying mutual funds	726,755	380,689	347,800	394,179	677,084
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	17	17	7	2,756	12
M&E Rate .0029	—	—	—	—	—
M&E Rate .0039	—	—	—	—	—
M&E Rate .0095	98,191	20,359	9,420	16,671	45,143
M&E Rate .0105	—	—	—	0	—
M&E Rate .0115	—	—	—	0	—
M&E Rate .0125	578,932	364,544	244,938	351,842	644,912
Retired Payout	—	—	—	—	—
Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$14.98	$8.40	$19.49	$11.19	$9.94
M&E Rate .0029	$—	$—	$—	$—	$—
M&E Rate .0039	$—	$—	$—	$—	$—
M&E Rate .0095	$14.61	$8.23	$19.01	$10.90	$9.72
M&E Rate .0105	$—	$—	$—	$—	$—
M&E Rate .0115	$—	$—	$—	$—	$—
M&E Rate .0125	$14.56	$8.10	$18.96	$10.86	$9.65
Retired Payout	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2002 ANNUAL REPORT

ACCOUNT DIVISION

RAINIER SMALL/MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO	ARIEL FUND	ARIEL APPRECIATION FUND

$4,051,811	$7,499,868	$9,254,116	$3,296,889	$2,407,711	$9,110,720	$13,666,480

$4,051,811	$7,499,868	$9,254,116	$3,296,889	$2,407,711	$9,110,720	$13,666,480

4,051,811	7,499,868	9,254,116	3,296,889	2,407,711	9,110,720	13,666,480
—	—	—	—	—	—	—

$4,051,811	$7,499,868	$9,254,116	$3,296,889	$2,407,711	$9,110,720	$13,666,480

194,166	409,931	522,390	375,227	207,449	255,196	411,440

$20.87	$18.30	$17.71	$8.79	$11.61	$35.70	$33.22

$5,115,276	$7,667,538	$14,008,788	$5,858,863	$3,847,840	$9,711,486	$15,087,963

$(1,063,465)	$(167,670)	$(4,754,672)	$(2,561,974)	$(1,440,129)	$(600,766)	$(1,421,483)

231,004	452,891	535,229	418,918	259,172	258,533	413,384

7	13	5	8	8	6	908
—	—	—	—	—	—	—
—	—	—	—	—	—	—
11,865	40,191	23,200	20,926	8,306	18,763	29,898
—	—	—	—	—	—	—
—	—	—	—	—	—	—
182,294	369,727	499,185	354,293	199,135	236,427	380,634
—	—	—	—	—	—	—

$21.47	$18.83	$18.23	$9.38	$11.95	$36.40	$33.89
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
$20.99	$18.28	$17.75	$8.84	$11.65	$35.85	$33.35
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
$20.86	$18.30	$17.71	$8.78	$11.60	$35.69	$33.20
$—	$—	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Operations

For The Year Ended December 31, 2002

	ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND

INVESTMENT INCOME
Dividend income distribution	$3,319,197	$7,192,927	$1,337,680	$63,332	$—

Net investment income	$3,319,197	$7,192,927	$1,337,680	$63,332	$—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	1,901	—	—
Net realized gain (loss) on investments	(12,279,623)	(6,039,002)	(49,766)	(30,884)	(3,060,292)
Net unrealized appreciation (depreciation) on investments	(55,543,573)	(24,306,808)	88,428	21,822	(17,808,960)

Net gain (loss) on investments	(67,823,196)	(30,345,810)	40,563	(9,062)	(20,869,252)

EXPENSES
Mortality and expense risk charge (Note 1)	(3,528,754)	(3,192,549)	(188,907)	(43,588)	(496,436)

Total Expenses	(3,528,754)	(3,192,549)	(188,907)	(43,588)	(496,436)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(68,032,753)	$(26,345,432)	$1,189,336	$10,682	$(21,365,688)

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

HORACE MANN INTERNATIONAL EQUITY FUND	HORACE MANN SOCIALLY RESPONSIBLE FUND	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT

$10,806	$830,708	$131,814	$77,199	$18,566	$6,834

$10,806	$830,708	$131,814	$77,199	$18,566	$6,834

—	—	—	—	—	—
(1,447,214)	(1,086,452)	(852,510)	(1,140,066)	(88,713)	(127,721)

(5,043,957)	(9,168,759)	(2,788,348)	(2,913,237)	(489,793)	(734,537)

(6,491,171)	(10,255,211)	(3,640,858)	(4,053,303)	(578,506)	(862,258)

(343,779)	(782,829)	(177,759)	(196,332)	(27,719)	(41,105)

(343,779)	(782,829)	(177,759)	(196,332)	(27,719)	(41,105)

$(6,824,144)	$(10,207,332)	$(3,686,803)	$(4,172,436)	$(587,659)	$(896,529)

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Operations

For The Year Ended December 31, 2002

	ACCOUNT DIVISION

	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS

INVESTMENT INCOME
Dividend income distribution	$119,102	$28,677	$—	$48,090	$—

Net investment income	$119,102	$28,677	$—	$48,090	$—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	61,830	69,430
Net realized gain (loss) on investments	(68,946)	41,256	(13,832)	41,926	(40,757)
Net unrealized appreciation (depreciation) on investments	(1,540,605)	(265,278)	(116,151)	(549,154)	(1,037,797)

Net gain (loss) on investments	(1,609,551)	(224,022)	(129,983)	(445,398)	(1,009,124)

EXPENSES
Mortality and expense risk charge (Note 1)	(87,940)	(19,992)	(8,609)	(76,516)	(73,500)

Total Expenses	(87,940)	(19,992)	(8,609)	(76,516)	(73,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,578,389)	$(215,337)	$(138,592)	$(473,824)	$(1,082,624)

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

$41,571	$133,300	$89,975	$18,275	$25,103	$45,687

$41,571	$133,300	$89,975	$18,275	$25,103	$45,687

—	—	—	—	—	—
(104,691)	(202,998)	(21,221)	(482,835)	(133,723)	(71,117)

(603,029)	(3,408,323)	(1,312,777)	(4,935,524)	(753,815)	48,514

(707,720)	(3,611,321)	(1,333,998)	(5,418,359)	(887,538)	(22,603)

(42,928)	(168,281)	(139,078)	(179,974)	(45,187)	(6,309)

(42,928)	(168,281)	(139,078)	(179,974)	(45,187)	(6,309)

$(709,077)	$(3,646,302)	$(1,383,101)	$(5,580,058)	$(907,622)	$16,775

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Operations

For The Year Ended December 31, 2002

	ACCOUNT DIVISION

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO	STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

INVESTMENT INCOME
Dividend income distribution	$168,438	$24,515	$126,015	$—	$2,758

Net investment income	$168,438	$24,515	$126,015	$—	$2,758

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	—	—
Net realized gain (loss) on investments	35,502	(155,207)	(184,943)	(581,358)	(180,739)
Net unrealized appreciation (depreciation) on investments	495,723	(478,115)	(1,509,079)	(1,557,264)	(1,590,102)

Net gain (loss) on investments	531,225	(633,322)	(1,694,022)	(2,138,622)	(1,770,841)

EXPENSES
Mortality and expense risk charge (Note 1)	(79,737)	(39,903)	(59,786)	(53,753)	(75,689)

Total Expenses	(79,737)	(39,903)	(59,786)	(53,753)	(75,689)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$619,926	$(648,710)	$(1,627,793)	$(2,192,375)	$(1,843,772)

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

RAINIER SMALL/MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO	ARIEL FUND	ARIEL APPRECIATION FUND

$—	$26,118	$—	$—	$—	$131,910	$50,671

$—	$26,118	$—	$—	$—	$131,910	$50,671

—	—	—	—	—	—	—
(144,194)	27,220	(412,381)	(675,539)	(324,047)	5,045	(23,618)

(782,866)	(443,254)	(3,070,201)	(749,596)	(800,540)	(755,149)	(1,644,749)

(927,060)	(416,034)	(3,482,582)	(1,425,135)	(1,124,587)	(750,104)	(1,668,367)

(48,942)	(76,808)	(114,301)	(45,949)	(32,641)	(77,103)	(122,933)

(48,942)	(76,808)	(114,301)	(45,949)	(32,641)	(77,103)	(122,933)

$(976,002)	$(466,724)	$(3,596,883)	$(1,471,084)	$(1,157,228)	$(695,297)	$(1,740,629)

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2002

	ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND

OPERATIONS
Net investment income	$3,319,197	$7,192,927	$1,337,680	$63,332	$—
Capital gain distribution	—	—	1,901	—	—
Net realized gain (loss) on investments	(12,279,623)	(6,039,002)	(49,766)	(30,884)	(3,060,292)
Net unrealized appreciation (depreciation) on investments	(55,543,573)	(24,306,808)	88,428	21,822	(17,808,960)
Mortality and expense risk charge (Note 1)	(3,528,754)	(3,192,549)	(188,907)	(43,588)	(496,436)

Net increase (decrease) in net assets resulting from operations	(68,032,753)	(26,345,432)	1,189,336	10,682	(21,365,688)

CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	22,238,303	15,380,232	1,381,465	358,713	7,322,693
Sales and administrative expenses (Note 1)	(6,064)	(4,150)	(333)	(30)	(2,520)

Net consideration received on annuity contracts	22,232,239	15,376,082	1,381,132	358,683	7,320,173
Net transfer from (to) fixed accumulation account	(12,585,543)	(13,272,652)	1,958,835	1,139,918	(1,507,947)
Transfers from (to) other Divisions	(10,436,768)	(5,836,884)	1,954,705	1,582,226	(2,954,609)
Payments to contract owners	(24,232,921)	(19,163,431)	(1,554,636)	(1,655,107)	(2,923,731)
Annual maintenance charge (Note 1)	(399,240)	(275,605)	(15,817)	(1,632)	(46,452)
Surrender charges (Note 1)	(80,060)	(59,883)	(9,191)	(6,761)	(33,489)
Mortality guarantee adjustment	13,453	(3,522)	592	—	—

Net increase (decrease) in net assets resulting from contract owners' transactions	(25,488,840)	(23,235,895)	3,715,620	1,417,327	(146,055)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(93,521,593)	(49,581,327)	4,904,956	1,428,009	(21,511,743)
Net Assets:
Beginning of period	342,035,348	282,607,688	13,375,200	2,568,007	53,478,020

End of period	$248,513,755	$233,026,361	$18,280,156	$3,996,016	$31,966,277

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

HORACE MANN INTERNATIONAL EQUITY FUND	HORACE MANN SOCIALLY RESPONSIBLE FUND	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT

$10,806	$830,708	$131,814	$77,199	$18,566	$6,834
—	—	—	—	—	—

(1,447,214)	(1,086,452)	(852,510)	(1,140,066)	(88,713)	(127,721)

(5,043,957)	(9,168,759)	(2,788,348)	(2,913,237)	(489,793)	(734,537)

(343,779)	(782,829)	(177,759)	(196,332)	(27,719)	(41,105)

(6,824,144)	(10,207,332)	(3,686,803)	(4,172,436)	(587,659)	(896,529)

5,527,223	8,127,421	2,290,047	3,089,938	923,761	1,412,439

(1,747)	(1,923)	(551)	(1,002)	(90)	(280)

5,525,476	8,125,498	2,289,496	3,088,936	923,671	1,412,159

(965,808)	(3,231,818)	(637,896)	(691,432)	411,689	427,249
(2,050,364)	(2,083,780)	48,107	(416,828)	(21,351)	(100,032)
(2,090,296)	(4,229,733)	(1,226,081)	(1,553,684)	(63,597)	(79,510)

(36,452)	(190,228)	(19,031)	(22,303)	(15,624)	(23,863)
(29,947)	(57,793)	(8,488)	(12,415)	(3,964)	(5,561)
—	—	—	—	—	—

352,609	(1,667,854)	446,107	392,274	1,230,824	1,630,442

(6,471,535)	(11,875,186)	(3,240,696)	(3,780,162)	643,165	733,913

30,723,465	68,083,188	15,924,589	17,920,506	1,942,448	3,003,890

$24,251,930	$56,208,002	$12,683,893	$14,140,344	$2,585,613	$3,737,803

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2002

	ACCOUNT DIVISION

	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS

OPERATIONS
Net investment income	$119,102	$28,677	$—	$48,090	$—
Capital gain distribution	—	—	—	61,830	69,430
Net realized gain (loss) on investments	(68,946)	41,256	(13,832)	41,926	(40,757)
Net unrealized appreciation (depreciation) on investments	(1,540,605)	(265,278)	(116,151)	(549,154)	(1,037,797)
Mortality and expense risk charge (Note 1)	(87,940)	(19,992)	(8,609)	(76,516)	(73,500)

Net increase (decrease) in net assets resulting from operations	(1,578,389)	(215,337)	(138,592)	(473,824)	(1,082,624)

CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,317,061	361,697	273,428	1,940,155	1,720,660
Sales and administrative expenses (Note 1)	(590)	(141)	(43)	(423)	(411)

Net consideration received on annuity contracts	2,316,471	361,556	273,385	1,939,732	1,720,249
Net transfer from (to) fixed accumulation account	1,073,319	(74,921)	176,094	171,569	545,256
Transfers from (to) other Divisions	1,122,930	436,127	158,873	2,568,873	964,405
Payments to contract owners	(411,602)	(122,430)	(48,678)	(332,652)	(324,794)
Annual maintenance charge (Note 1)	(22,203)	(1,781)	(900)	(14,098)	(8,803)
Surrender charges (Note 1)	(7,936)	(1,312)	(1,829)	(3,814)	(5,929)
Mortality guarantee adjustment	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners' transactions	4,070,979	597,239	556,945	4,329,610	2,890,384

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,492,590	381,902	418,353	3,855,786	1,807,760
Net Assets:
Beginning of period	5,546,423	1,278,594	428,488	3,846,970	4,809,801

End of period	$8,039,013	$1,660,496	$846,841	$7,702,756	$6,617,561

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

$41,571	$133,300	$89,975	$18,275	$25,103	$45,687
—	—	—	—	—	—

(104,691)	(202,998)	(21,221)	(482,835)	(133,723)	(71,117)

(603,029)	(3,408,323)	(1,312,777)	(4,935,524)	(753,815)	48,514

(42,928)	(168,281)	(139,078)	(179,974)	(45,187)	(6,309)

(709,077)	(3,646,302)	(1,383,101)	(5,580,058)	(907,622)	16,775

1,115,986	4,287,377	2,424,745	4,874,081	1,210,442	128,420

(209)	(1,069)	(742)	(1,311)	(232)	(134)

1,115,777	4,286,308	2,424,003	4,872,770	1,210,210	128,286

501,599	1,996,483	461,294	1,288,591	351,547	41,638
253,205	1,220,580	340,780	700,367	72,422	85,591
(285,310)	(954,278)	(899,501)	(1,013,350)	(211,810)	(25,467)

(13,889)	(41,534)	(25,814)	(34,904)	(6,429)	(808)
(4,295)	(15,115)	(11,007)	(20,559)	(4,809)	(208)
—	—	—	—	—	—

1,567,087	6,492,444	2,289,755	5,792,915	1,411,131	229,032

858,010	2,846,142	906,654	212,857	503,509	245,807

3,152,138	12,105,188	10,656,212	14,256,514	3,251,692	406,217

$4,010,148	$14,951,330	$11,562,866	$14,469,371	$3,755,201	$652,024

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Year Ended December 31, 2002
	ACCOUNT DIVISION

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO	STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO	RAINIER SMALL/MID CAP EQUITY PORTFOLIO

OPERATIONS
Net investment income	$168,438	$24,515	$126,015	$—	$2,758	$—
Capital gain distribution	—	—	—	—	—	—
Net realized gain (loss) on investments	35,502	(155,207)	(184,943)	(581,358)	(180,739)	(144,194)
Net unrealized appreciation (depreciation) on investments	495,723	(478,115)	(1,509,079)	(1,557,264)	(1,590,102)	(782,866)
Mortality and expense risk charge (Note 1)	(79,737)	(39,903)	(59,786)	(53,753)	(75,689)	(48,942)

Net increase (decrease) in net assets resulting from operations	619,926	(648,710)	(1,627,793)	(2,192,375)	(1,843,772)	(976,002)

CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,379,076	568,403	1,260,650	1,394,975	2,255,605	1,203,366
Sales and administrative expenses (Note 1)	(257)	(44)	(355)	(310)	(497)	(220)

Net consideration received on annuity contracts	1,378,819	568,359	1,260,295	1,394,665	2,255,108	1,203,146
Net transfer from (to) fixed accumulation account	2,258,884	40,618	598,442	299,385	875,977	230,860
Transfers from (to) other Divisions	2,149,229	51,582	361,020	(32,370)	195,341	249,290
Payments to contract owners	(326,159)	(150,841)	(214,824)	(347,076)	(384,642)	(226,639)
Annual maintenance charge (Note 1)	(9,662)	(5,524)	(4,806)	(2,282)	(19,699)	(4,687)
Surrender charges (Note 1)	(6,056)	(3,871)	(4,472)	(6,114)	(8,576)	(3,035)
Mortality guarantee adjustment	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners' transactions	5,445,055	500,323	1,995,655	1,306,208	2,913,509	1,448,935

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,064,981	(148,387)	367,862	(886,167)	1,069,737	472,933
Net Assets:
Beginning of period	3,797,088	3,270,039	4,456,119	4,918,618	5,592,767	3,578,878

End of period	$9,862,069	$3,121,652	$4,823,981	$4,032,451	$6,662,504	$4,051,811

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO	ARIEL FUND	ARIEL APPRECIATION FUND

$26,118	$—	$—	$—	$131,910	$50,671
—	—	—	—	—	—

27,220	(412,381)	(675,539)	(324,047)	5,045	(23,618)

(443,254)	(3,070,201)	(749,596)	(800,540)	(755,149)	(1,644,749)

(76,808)	(114,301)	(45,949)	(32,641)	(77,103)	(122,933)

(466,724)	(3,596,883)	(1,471,084)	(1,157,228)	(695,297)	(1,740,629)

1,964,890	2,949,323	948,457	630,798	2,840,006	4,666,223

(359)	(681)	(199)	(172)	(546)	(800)

1,964,531	2,948,642	948,258	630,626	2,839,460	4,665,423

883,643	886,790	145,494	144,958	1,650,246	1,932,968

1,205,467	361,396	(263,295)	26,033	3,049,064	4,970,141

(433,961)	(586,645)	(239,899)	(157,736)	(211,987)	(488,455)

(14,763)	(18,862)	(2,544)	(2,400)	(13,725)	(14,015)
(7,084)	(10,530)	(4,762)	(2,825)	(5,624)	(9,509)

—	—	—	—	—	—

3,597,833	3,580,791	583,252	638,656	7,307,434	11,056,553

3,131,109	(16,092)	(887,832)	(518,572)	6,612,137	9,315,924

4,368,759	9,270,208	4,184,721	2,926,283	2,498,583	4,350,556

$7,499,868	$9,254,116	$3,296,889	$2,407,711	$9,110,720	$13,666,480

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2002 ANNUAL REPORT

Statements of Changes in Net Assets

FOR THE YEAR ENDED DECEMBER 31, 2001

	ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND

OPERATIONS
Net investment income	$3,650,069	$10,973,518	$1,186,605	$95,813	$—
Capital gain distribution	—	—	1,571	—	—
Net realized gain (loss) on investments	(6,125,085)	(2,784,533)	(11,536)	(6,077)	(1,319,083)
Net unrealized appreciation (depreciation) on investments	(13,764,542)	(4,329,827)	(143,183)	19,718	(21,015,528)
Mortality and expense risk charge (Note 1)	(4,374,351)	(3,677,667)	(151,436)	(27,215)	(721,623)

Net increase (decrease) in net assets resulting from operations	(20,613,909)	181,491	882,021	82,239	(23,056,234)

CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	28,234,444	18,660,955	969,373	129,195	10,538,109
Sales and administrative expenses (Note 1)	(7,440)	(5,062)	(267)	(57)	(3,246)

Net consideration received on annuity contracts	28,227,004	18,655,893	969,106	129,138	10,534,863
Net transfer from (to) fixed accumulation account	(8,642,841)	(8,105,549)	947,951	901,043	(897,177)
Transfers from (to) other Divisions	(16,078,466)	(10,016,973)	554,910	713,774	(3,718,768)
Payments to contract owners	(29,796,908)	(22,411,438)	(941,319)	(1,389,127)	(4,424,200)
Annual maintenance charge (Note 1)	(446,745)	(286,841)	(10,589)	(1,225)	(68,710)
Surrender charges (Note 1)	(176,909)	(92,705)	(4,990)	(5,069)	(57,249)
Mortality guarantee adjustment	(15,571)	(8,117)	(2,451)	—	—

Net increase (decrease) in net assets resulting from contract owners' transactions	(26,930,436)	(22,265,730)	1,512,618	348,534	1,368,759

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,544,345)	(22,084,239)	2,394,639	430,773	(21,687,475)
Net Assets:
Beginning of period	389,579,693	304,691,927	10,980,561	2,137,234	75,165,495

End of period	$342,035,348	$282,607,688	$13,375,200	$2,568,007	$53,478,020

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

HORACE MANN INTERNATIONAL EQUITY FUND	HORACE MANN SOCIALLY RESPONSIBLE FUND	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT

$—	$1,699,808	$120,351	$—	$9,387	$—
—	—	82,391	43,546	1,111	6,925

(678,024)	(25,138)	(270,239)	(318,002)	(16,225)	(46,516)

(9,742,956)	(6,861,554)	(1,746,461)	(2,718,182)	(67,130)	(131,757)

(423,261)	(866,280)	(194,899)	(215,434)	(14,006)	(21,621)

(10,844,241)	(6,053,164)	(2,008,857)	(3,208,072)	(86,863)	(192,969)

7,492,228	10,178,939	2,991,136	4,025,719	804,488	1,384,780

(2,171)	(2,431)	(868)	(1,173)	(104)	(260)

7,490,057	10,176,508	2,990,268	4,024,546	804,384	1,384,520

605,521	(727,132)	575,464	443,260	817,153	1,215,449
(2,050,242)	(2,077,831)	565,051	984,144	38,442	38,946
(2,556,074)	(4,282,347)	(1,034,637)	(943,131)	(36,773)	(49,718)

(36,100)	(207,852)	(20,720)	(18,289)	(7,927)	(10,259)
(37,023)	(82,211)	(9,260)	(9,496)	(2,230)	(3,441)
—	—	—	—	—	—

3,416,139	2,799,135	3,066,166	4,481,034	1,613,049	2,575,497

(7,428,102)	(3,254,029)	1,057,309	1,272,962	1,526,186	2,382,528

38,151,567	71,337,217	14,867,280	16,647,544	416,262	621,362

$30,723,465	$68,083,188	$15,924,589	$17,920,506	$1,942,448	$3,003,890

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Changes in Net Assets

FOR THE YEAR ENDED DECEMBER 31, 2001

	ACCOUNT DIVISION

	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS

OPERATIONS
Net investment income	$77,717	$12,070	$—	$402	$—
Capital gain distribution	240,566	—	—	101,485	25,591
Net realized gain (loss) on investments	4,105	9,263	(20,504)	3,970	(16,591)
Net unrealized appreciation (depreciation) on investments	(295,601)	107,352	32,871	274,448	374,415
Mortality and expense risk charge (Note 1)	(35,588)	(8,398)	(3,011)	(22,675)	(37,048)

Net increase (decrease) in net assets resulting from operations	(8,801)	120,287	9,356	357,630	346,367

CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,482,898	172,455	118,962	711,518	1,084,499
Sales and administrative expenses (Note 1)	(298)	(32)	(19)	(186)	(309)

Net consideration received on annuity contracts	1,482,600	172,423	118,943	711,332	1,084,190
Net transfer from (to) fixed accumulation account	1,148,646	156,004	94,231	651,776	842,810
Transfers from (to) other Divisions	2,564,505	777,423	103,995	1,850,505	1,410,008
Payments to contract owners	(135,407)	(17,372)	(25,570)	(64,033)	(120,005)
Annual maintenance charge (Note 1)	(4,108)	(425)	(300)	(2,575)	(2,675)
Surrender charges (Note 1)	(1,229)	(218)	(126)	(1,020)	(1,755)
Mortality guarantee adjustment	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners' transactions	5,055,007	1,087,835	291,173	3,145,985	3,212,573

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,046,206	1,208,122	300,529	3,503,615	3,558,940
Net Assets:
Beginning of period	500,217	70,472	127,959	343,355	1,250,861

End of period	$5,546,423	$1,278,594	$428,488	$3,846,970	$4,809,801

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

$14,376	$64,822	$18,816	$5,929	$84,295	$32,918
46,155	—	—	557,288	133,240	—

(59,986)	(329,487)	(248,375)	(899,246)	(119,105)	(33,834)

(103,663)	(640,108)	321,144	(1,441,189)	(640,542)	(40,488)

(25,100)	(106,467)	(101,272)	(133,925)	(30,910)	(4,176)

(128,218)	(1,011,240)	(9,687)	(1,911,143)	(573,022)	(45,580)

943,514	3,270,135	2,411,021	4,128,164	1,116,175	90,939

(379)	(759)	(675)	(837)	(260)	(102)

943,135	3,269,376	2,410,346	4,127,327	1,115,915	90,837

835,982	2,657,987	1,604,347	2,344,758	790,286	118,308
801,370	2,612,032	2,495,257	3,085,658	646,426	10,951
(115,950)	(314,351)	(509,040)	(405,251)	(134,458)	(29,137)

(3,820)	(17,988)	(14,614)	(16,727)	(1,545)	(300)
(905)	(5,685)	(10,368)	(9,311)	(1,876)	(116)
—	—	—	—	—	—

2,459,812	8,201,371	5,975,928	9,126,454	2,414,748	190,543

2,331,594	7,190,131	5,966,241	7,215,311	1,841,726	144,963

820,544	4,915,057	4,689,971	7,041,203	1,409,966	261,254

$3,152,138	$12,105,188	$10,656,212	$14,256,514	$3,251,692	$406,217

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Changes in Net Assets

FOR THE YEAR ENDED DECEMBER 31, 2001

	ACCOUNT DIVISION

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO	STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

OPERATIONS
Net investment income	$27,248	$13,481	$18,960	$—	$25,485
Capital gain distribution	—	4,368	653,166	—	—
Net realized gain (loss) on investments	10,313	(34,508)	(51,180)	(248,371)	(39,879)
Net unrealized appreciation (depreciation) on investments	69,139	(205,995)	(672,039)	(1,225,597)	(344,099)
Mortality and expense risk charge (Note 1)	(20,869)	(31,073)	(36,492)	(53,183)	(47,200)

Net increase (decrease) in net assets resulting from operations	85,831	(253,727)	(87,585)	(1,527,151)	(405,693)

CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	675,574	590,469	1,036,088	1,653,505	1,822,786
Sales and administrative expenses (Note 1)	(190)	(52)	(256)	(390)	(709)

Net consideration received on annuity contracts	675,384	590,417	1,035,832	1,653,115	1,822,077
Net transfer from (to) fixed accumulation account	1,201,265	796,333	990,452	736,357	1,397,561
Transfers from (to) other Divisions	1,688,733	802,311	1,332,314	811,387	1,116,550
Payments to contract owners	(164,081)	(149,385)	(109,383)	(146,354)	(171,077)
Annual maintenance charge (Note 1)	(1,475)	(2,834)	(1,993)	(1,890)	(8,916)
Surrender charges (Note 1)	(238)	(1,592)	(2,140)	(3,863)	(2,765)
Mortality guarantee adjustment	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners' transactions	3,399,588	2,035,250	3,245,082	3,048,752	4,153,430

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,485,419	1,781,523	3,157,497	1,521,601	3,747,737
Net Assets:
Beginning of period	311,669	1,488,516	1,298,622	3,397,017	1,845,030

End of period	$3,797,088	$3,270,039	$4,456,119	$4,918,618	$5,592,767

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

RAINIER SMALL/MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO	ARIEL FUND*	ARIEL APPRECIATION FUND*

$—	$—	$—	$370,842	$—	$6,309	$6,666
156,489	115,789	365,483	—	374,768	30,497	72,584

(42,977)	6,646	(176,263)	(191,740)	(97,392)	349	328

(94,914)	272,636	(1,258,480)	(1,458,755)	(519,893)	154,383	223,267

(31,790)	(27,037)	(85,243)	(44,002)	(27,652)	(7,522)	(14,358)

(13,192)	368,034	(1,154,503)	(1,323,655)	(270,169)	184,016	288,487

856,508	974,464	2,551,595	1,213,430	690,281	582,375	998,635

(190)	(180)	(943)	(242)	(245)	(105)	(167)

856,318	974,284	2,550,652	1,213,188	690,036	582,270	998,468

644,323	1,112,569	2,388,695	726,770	383,707	612,976	898,195
721,049	1,779,151	1,649,793	894,535	543,809	1,136,109	2,210,910
(70,192)	(114,124)	(289,041)	(188,603)	(58,199)	(15,800)	(43,544)

(2,349)	(1,463)	(9,816)	(1,375)	(1,021)	(775)	(940)
(1,359)	(1,318)	(7,734)	(4,702)	(2,374)	(213)	(1,020)
—	—	—	—	—	—	—

2,147,790	3,749,099	6,282,549	2,639,813	1,555,958	2,314,567	4,062,069

2,134,598	4,117,133	5,128,046	1,316,158	1,285,789	2,498,583	4,350,556

1,444,280	251,626	4,142,162	2,868,563	1,640,494	—	—

$3,578,878	$4,368,759	$9,270,208	$4,184,721	$2,926,283	$2,498,583	$4,350,556

*	Period from May 01, 2001 (commencement of operations) to December 31, 2001

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2002

1.     NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Company Separate Account ("the Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of the Horace Mann Equity Fund, Horace Mann Balanced Fund, Horace Mann Income Fund, Horace Mann Short-Term Investment Fund, Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund, Horace Mann Socially Responsible Fund, Wilshire 5000 Index Portfolio-Institutional, Wilshire Large Co. Growth Portfolio-Institutional, Wilshire 5000 Index Portfolio-Investment, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire Small Co. Growth Portfolio-Investment, T. Rowe Price Small-Cap Value Fund-Advisor Class, T. Rowe Price Small-Cap Stock Fund-Advisor Class, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Davis Value Portfolio, Strong Opportunity Fund II, Strong Mid Cap Growth Fund II, J.P. Morgan U.S. Disciplined Equity Portfolio, Rainier Small/Mid Cap Equity Portfolio, Neuberger Berman Genesis Fund, Alliance Premier Growth Portfolio, Putnam VT Vista Fund, Credit Suisse Small Co. Growth Portfolio, Ariel Fund and Ariel Appreciation Fund. The funds collectively are referred to as the "Funds".

        Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges.

        An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. The contract maintenance charge is assessed on the contract anniversary date. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

        HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk).

        In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

2.     SIGNIFICANT ACCOUNTING POLICIES - Investments in the Fund are reported at market value using the accumulated unit value method (AUV).

        The Account owns approximately 81%, 97%, 95%, 95%, 95%, 92%, and 92% of the Horace Mann Equity Fund, Horace Mann Balanced Fund, Horace Mann Income Fund, Horace Mann Short-Term Investment Fund, Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund, and Horace Mann Socially Responsible Fund, respectively. Distributions from the funds are recorded on the ex-dividend date. Realized gains and losses are determined on the basis of average cost of shares owned by the Account.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3.     FEDERAL INCOME TAXES - Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2002

4.    PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES - During the year ended December 31, 2002, purchases and proceeds from sales of fund shares were as follows:

ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND	HORACE MANN INTERNATIONAL EQUITY FUND	HORACE MANN SOCIALLY RESPONSIBLE FUND

Purchases	$28,250,119	$25,681,291	$8,626,433	$5,344,951	$8,333,603	$6,887,625	$10,659,238

Sales	$66,228,140	$50,955,810	$3,809,905	$3,938,764	$12,036,386	$8,315,203	$13,365,665

	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT

Purchases	$3,670,518	$4,144,234	$1,639,560	$2,153,590	$5,607,114	$1,299,490	$705,490

Sales	$4,122,866	$5,011,158	$506,602	$685,140	$1,573,919	$652,309	$170,986

	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO

Purchases	$5,951,161	$3,834,350	$2,279,465	$8,737,649	$4,636,946	$8,585,520	$2,085,616

Sales	$1,546,221	$988,792	$818,426	$2,483,183	$2,417,515	$3,437,139	$828,291

	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO	STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO	RAINIER SMALL/MID CAP EQUITY PORTFOLIO

Purchases	$406,176	$7,500,832	$1,238,092	$2,901,543	$2,222,908	$4,035,644	$2,125,912

Sales	$208,883	$1,931,574	$908,364	$1,024,602	$1,551,810	$1,375,805	$870,113

	NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO	ARIEL FUND	ARIEL APPRECIATION FUND

Purchases	$4,872,383	$5,283,818	$1,461,501	$1,153,570	$8,461,422	$12,982,047

Sales	$1,298,020	$2,229,709	$1,599,738	$871,602	$1,094,136	$2,021,374

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2002

5.    CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

	ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND	HORACE MANN INTERNATIONAL EQUITY FUND

Account units outstanding at 01/01/2001	18,713,068	17,553,416	827,539	205,055	4,284,826	2,650,938
Consideration received	1,417,809	1,084,524	70,075	12,095	801,753	627,787
Net transfers	(1,258,708)	(1,065,248)	107,455	150,941	(347,777)	(124,512)
Payments to contract owners	(1,510,447)	(1,318,214)	(68,777)	(130,962)	(339,797)	(218,413)

Account units outstanding at 12/31/2001	17,361,722	16,254,478	936,292	237,129	4,399,005	2,935,800
Consideration received	1,302,272	966,149	96,682	33,300	830,287	606,353
Net transfers	(1,390,181)	(1,211,533)	263,551	250,600	(526,062)	(340,822)
Payments to contract owners	(1,424,044)	(1,204,342)	(108,615)	(153,669)	(341,805)	(230,831)
Account units outstanding at 12/31/2002	15,849,770	14,804,752	1,187,910	367,360	4,361,425	2,970,500

ACCOUNT DIVISION

HORACE MANN SOCIALLY RESPONSIBLE FUND	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT

4,767,452	1,419,973	451,094	40,024	16,962	23,435	5,138
728,735	315,775	126,932	86,043	44,018	71,371	11,932
(199,107)	112,286	40,636	92,959	40,698	178,371	64,681
(326,266)	(112,495)	(30,920)	(5,165)	(2,150)	(6,857)	(1,244)

4,970,814	1,735,539	587,742	213,861	99,528	266,320	80,507
657,464	292,175	119,722	121,141	55,475	125,678	23,460
(463,650)	(91,671)	(47,487)	41,083	9,844	103,987	19,123
(361,358)	(162,372)	(61,202)	(10,204)	(4,562)	(23,794)	(8,021)
4,803,270	1,773,671	598,775	365,881	160,285	472,191	115,069

ACCOUNT DIVISION

WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	FIDELITY VIP GROWTH & INCOME PORTFOLIO

8,061	16,331	47,164	53,980
8,285	30,460	42,178	68,210
13,612	108,106	87,851	117,580
(1,828)	(2,955)	(4,925)	(9,130)

28,130	151,942	172,268	230,640
19,628	77,767	69,064	94,617
21,379	98,412	53,156	59,196
(3,785)	(13,626)	(14,095)	(27,240)
65,352	314,495	280,393	357,213

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2002

5.    CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS (CONTINUED)

	ACCOUNT DIVISION

	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO

Account units outstanding at 01/01/2001	32,999	231,555	161,937	70,810	32,064	24,851	134,363
Consideration received	24,508	129,536	111,704	65,604	11,849	51,366	59,000
Net transfers	39,012	219,495	142,485	81,627	17,333	219,947	156,034
Payments to contract owners	(2,576)	(28,602)	(11,974)	(8,299)	(3,927)	(12,552)	(15,870)

Account units outstanding at 12/31/01	93,943	551,984	404,152	209,742	57,319	283,612	333,527
Consideration received	39,334	136,245	173,441	88,934	18,760	97,903	67,310
Net transfers	27,746	35,366	56,964	25,978	17,998	323,647	2,439
Payments to contract owners	(9,479)	(49,579)	(38,614)	(16,304)	(3,909)	(28,022)	(18,356)
Account units outstanding at 12/31/02	151,544	674,016	595,943	308,350	90,168	677,140	384,920

ACCOUNT DIVISION

STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO

47,165	131,868	123,796	51,884	14,507	130,232	146,933	76,760
39,688	82,817	135,797	33,558	54,577	93,286	85,904	40,036
87,392	72,277	185,219	52,935	165,769	145,330	108,014	52,016

(4,444)	(7,702)	(13,554)	(2,898)	(6,544)	(11,484)	(14,445)	(3,730)

169,801	279,260	431,258	135,479	228,309	357,364	326,406	165,082
57,944	105,854	209,815	52,135	104,699	143,629	92,343	46,697
37,319	12,539	88,619	17,517	101,766	50,069	(17,716)	8,621

(10,699)	(26,384)	(39,625)	(10,965)	(24,843)	(28,672)	(25,806)	(12,951)

254,365	371,269	690,067	194,166	409,931	522,390	375,227	207,449

ACCOUNT DIVISION

ARIEL FUND	ARIEL APPRECIATION FUND

—	—
16,348	28,472
49,674	88,815

(473)	(1,311)

65,549	115,976
75,619	131,015
120,401	179,074

(6,373)	(14,625)

255,196	411,440

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2002

6.   FINANCIAL HIGHLIGHTS

Account Division	Units	Unit Value	Net Assets	Expense as a % of Average Net Assets *

Horace Mann Equity Fund	15,849,770	$15.56 to $16.13	$248,513,755	0.00% to 1.25%
Horace Mann Balanced Fund	14,804,752	14.52 to 16.21	$233,026,361	0.00% to 1.25%
Horace Mann Income Fund	1,187,910	12.43 to 15.85	18,280,156	0.00% to 1.25%
Horace Mann Short-Term Investment Fund	367,360	10.87 to 11.19	3,996,016	0.00% to 1.25%
Horace Mann Small Cap Fund	4,361,425	7.33 to 7.55	31,966,277	0.00% to 1.25%
Horace Mann International Equity Fund	2,970,500	8.16 to 8.41	24,251,930	0.00% to 1.25%
Horace Mann Socially Responsible Fund	4,803,270	11.70 to 12.05	56,208,002	0.00% to 1.25%
Wilshire 5000 Index Portfolio Institutional	1,773,671	7.15 to 7.36	12,683,893	0.00% to 1.25%
Wilshire Large Co. Growth Portfolio Institutional	598,775	23.61 to 24.32	14,140,344	0.00% to 1.25%
Wilshire 5000 Index Portfolio Investment	365,881	7.06 to 7.30	2,585,613	0.00% to 1.25%
Wilshire Large Co. Growth Portfolio Investment	160,285	23.31 to 24.02	3,737,803	0.00% to 1.25%
Wilshire Large Co. Value Portfolio Investment	472,191	17.02 to 17.53	8,039,013	0.00% to 1.25%
Wilshire Small Co. Value Portfolio Investment	115,069	14.43 to 14.85	1,660,496	0.00% to 1.25%
Wilshire Small Co. Growth Portfolio Investment	65,352	12.91 to 13.63	846,841	0.00% to 1.25%
T. Rowe Price Small-Cap Value Fund Advisor Class	314,495	24.48 to 25.20	7,702,756	0.00% to 1.25%
T. Rowe Small-Cap Stock Fund Advisor Class	280,393	23.60 to 24.30	6,617,561	0.00% to 1.25%
Fidelity VIP Growth & Income Portfolio	357,213	11.22 to 11.55	4,010,148	0.00% to 1.25%
Fidelity VIP Index 500 Portfolio	151,544	98.76 to 101.71	14,951,330	0.00% to 1.25%
Fidelity VIP Mid Cap Portfolio	674,016	17.15 to 17.65	11,562,866	0.00% to 1.25%
Fidelity VIP Growth Portfolio	595,943	24.28 to 25.00	14,469,371	0.00% to 1.25%
Fidelity VIP Overseas Portfolio	308,350	12.17 to 12.54	3,755,201	0.00% to 1.25%
Fidelity VIP High Income Portfolio	90,168	7.23 to 7.44	652,024	0.00% to 1.25%
Fidelity VIP Investment Grade Bond Portfolio	677,140	14.56 to 14.98	9,862,069	0.00% to 1.25%
Davis Value Portfolio	384,920	8.10 to 8.40	3,121,652	0.00% to 1.25%
Strong Opportunity Fund II	254,365	18.96 to 19.49	4,823,981	0.00% to 1.25%
Strong Mid Cap Growth Fund II	371,269	10.86 to 11.19	4,032,451	0.00% to 1.25%
J.P. Morgan U.S. Disciplined Equity Portfolio	690,067	9.65 to 9.94	6,662,504	0.00% to 1.25%
Rainier Small/Mid Cap Equity Portfolio	194,166	20.86 to 21.47	4,051,811	0.00% to 1.25%
Neuberger Berman Genesis Fund	409,931	18.30 to 18.83	7,499,868	0.00% to 1.25%
Alliance Premier Growth Portfolio	522,390	17.71 to 18.23	9,254,116	0.00% to 1.25%
Putnam VT Vista Fund	375,227	8.78 to 9.38	3,296,889	0.00% to 1.25%
Credit Suisse Small Co. Growth Portfolio	207,449	11.60 to 11.95	2,407,711	0.00% to 1.25%
Ariel Fund	255,196	35.69 to 36.40	9,110,720	0.00% to 1.25%
Ariel Appreciation Fund	411,440	33.20 to 33.89	13,666,480	0.00% to 1.25%

	Investment Income Ratio	Total Return **

Horace Mann Equity Fund	1.12%	(20.49%) to (19.43%)
Horace Mann Balanced Fund	2.79	(11.14%) to (8.31%)
Horace Mann Income Fund	8.45	1.06% to 8.93%
Horace Mann Short-Term Investment Fund	1.93	0.46% to 1.63%
Horace Mann Small Cap Fund	—	(39.72%) to (38.97%)
Horace Mann International Equity Fund	0.04	(21.99%) to (20.96%)
Horace Mann Socially Responsible Fund	1.34	(14.60%) to (13.50%)
Wilshire 5000 Index Portfolio Institutional	0.92	(22.03%) to (21.11%)
Wilshire Large Co. Growth Portfolio Institutional	0.48	(22.56%) to (21.57%)
Wilshire 5000 Index Portfolio Investment	0.82	(22.16%) to (21.34%)
Wilshire Large Co. Growth Portfolio Investment	0.20	(22.74%) to (21.73%)
Wilshire Large Co. Value Portfolio Investment	1.75	(18.25%) to (17.19%)

HORACE MANN LIFE INSURANCE COMPANY	2002 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2002

6.   FINANCIAL HIGHLIGHTS (CONTINUED)
	Investment Income Ratio	Total Return **

Wilshire Small Co. Value Portfolio Investment	1.95	(9.13%) to (7.99%)
Wilshire Small Co. Growth Portfolio Investment	—	(15.01%) to (13.95%)
T. Rowe Price Small-Cap Value Fund Advisor Class	0.83	(3.24%) to (2.02%)
T. Rowe Small-Cap Stock Fund Advisor Class	—	(15.47%) to (14.38%)
Fidelity VIP Growth & Income Portfolio	1.16	(17.86%) to (16.85%)
Fidelity VIP Index 500 Portfolio	0.99	(23.43%) to (22.44%)
Fidelity VIP Mid Cap Portfolio	0.81	(11.14%) to (10.04%)
Fidelity VIP Growth Portfolio	0.13	(31.16%) to (30.28%)
Fidelity VIP Overseas Portfolio	0.72	(21.48%) to (20.43%)
Fidelity VIP High Income Portfolio	8.63	2.12% to 3.33%
Fidelity VIP Investment Grade Bond Portfolio	2.47	8.74% to 10.07%
Davis Value Portfolio	0.77	(17.35%) to (16.33%)
Strong Opportunity Fund II	2.72	(27.74%) to (26.76%)
Strong Mid Cap Growth Fund II	—	(38.33%) to (37.56%)
J.P. Morgan U.S. Disciplined Equity Portfolio	0.05	(25.60%) to (24.58%)
Rainier Small/Mid Cap Equity Portfolio	—	(21.01%) to (20.01%)
Neuberger Berman Genesis Fund	0.44	(4.39%) to (3.24%)
Alliance Premier Growth Portfolio	—	(31.73%) to (30.87%)
Putnam VT Vista Fund	—	(31.51%) to (28.01%)
Credit Suisse Small Co. Growth Portfolio	—	(34.57%) to (33.68%)
Ariel Fund	2.27	(6.35%) to (5.26%)
Ariel Appreciation Fund	0.56	(11.49%) to (10.34%)

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2003 SEMI-ANNUAL REPORT
Statements of Net Assets

June 30, 2003
	ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND

ASSETS
Investments at market value	$266,607,508	$245,690,615	$20,507,029	$3,590,602	$39,748,907

TOTAL ASSETS	$266,607,508	$245,690,615	$20,507,029	$3,590,602	$39,748,907

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	265,089,876	244,725,235	20,444,178	3,590,602	39,748,907
Retired Contract Owners	1,517,632	965,380	62,851	—	—

TOTAL NET ASSETS	$266,607,508	$245,690,615	$20,507,029	$3,590,602	$39,748,907

Total units	15,446,463	14,359,954	1,256,606	329,457	4,376,845
Blended unit value (Net assets divided by total units held)	$17.26	$17.11	$16.32	$10.90	$9.08
INVESTMENTS
Cost of investments	$356,930,160	$278,736,992	$19,791,981	$3,594,920	$69,128,291
Unrealized appreciation (depreciation) on investments	$(90,322,652)	$(33,046,377)	$715,048	$(4,318)	$(29,379,384)
Number of shares in underlying mutual funds	15,478,596	15,476,739	1,548,224	353,174	4,298,653
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	10,916	10,320	9	10	3,880
M&E Rate .0029	500,803	—	—	—	—
M&E Rate .0039	125,689	—	—	—	—
M&E Rate .0095	35,270	49,064	85,046	19,574	45,888
M&E Rate .0105	—	—	—	—	—
M&E Rate .0115	—	—	—	—	—
M&E Rate .0125	14,685,704	14,239,778	1,166,807	309,873	4,327,077
Retired Payout	88,081	60,792	4,744	—	—
Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$17.87	$17.73	$16.91	$11.28	$9.41
M&E Rate .0029	$17.72	$—	$—	$—	$—
M&E Rate .0039	$17.67	$—	$—	$—	$—
M&E Rate .0095	$17.39	$17.26	$16.46	$10.99	$9.16
M&E Rate .0105	$—	$—	$—	$—	$—
M&E Rate .0115	$—	$—	$—	$—	$—
M&E Rate .0125	$17.24	$17.11	$16.32	$10.89	$9.08
Retired Payout	$17.23	$15.88	$13.25	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2003 SEMI-ANNUAL REPORT

ACCOUNT DIVISION

HORACE MANN INTERNATIONAL EQUITY FUND	HORACE MANN SOCIALLY RESPONSIBLE FUND	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT

$26,225,155	$61,133,927	$14,337,737	$16,369,677	$3,519,396	$4,949,044

$26,225,155	$61,133,927	$14,337,737	$16,369,677	$3,519,396	$4,949,044

26,225,155	61,133,927	14,337,737	16,369,677	3,519,396	4,949,044
—	—	—	—	—	—

$26,225,155	$61,133,927	$14,337,737	$16,369,677	$3,519,396	$4,949,044

3,014,036	4,757,306	1,796,998	621,240	447,431	190,505

$8.70	$12.85	$7.98	$26.35	$7.87	$25.98

$41,429,888	$67,793,150	$18,621,056	$22,790,957	$3,706,146	$5,292,025

$(15,204,733)	$(6,659,223)	$(4,283,319)	$(6,421,280)	$(186,750)	$(342,981)

2,947,665	5,092,001	1,799,581	612,619	442,837	187,243

3,697	7,766	2,122	571	17	4
—	—	—	—	—	—
—	—	—	—	—	—
52,119	33,320	30,435	3,040	57,984	17,864
—	—	—	—	—	—
—	—	—	—	—	—
2,958,220	4,716,220	1,764,442	617,629	389,430	172,637
—	—	—	—	—	—

$9.02	$13.31	$8.27	$27.31	$8.17	$26.89
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$8.78	$12.96	$8.05	$26.57	$7.96	$26.14
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$8.70	$12.85	$7.98	$26.35	$7.85	$25.96
$—	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2003 SEMI-ANNUAL REPORT

Statements of Net Assets

June 30, 2003

	ACCOUNT DIVISION

	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS

ASSETS
Investments at market value	$10,045,516	$1,916,893	$1,134,676	$9,732,781	$8,150,729

TOTAL ASSETS	$10,045,516	$1,916,893	$1,134,676	$9,732,781	$8,150,729

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	10,045,516	1,916,893	1,134,676	9,732,781	8,150,729
Retired Contract Owners	—	—	—	—	—

TOTAL NET ASSETS	$10,045,516	$1,916,893	$1,134,676	$9,732,781	$8,150,729

Total units	533,120	119,924	78,067	354,818	313,529
Blended unit value (Net assets divided by total units held)	$18.84	$15.98	$14.53	$27.43	$26.00
INVESTMENTS
Cost of investments	$10,771,271	$1,869,282	$1,097,624	$8,960,322	$8,067,108
Unrealized appreciation (depreciation) on investments	$(725,755)	$47,611	$37,052	$772,459	$83,621
Number of shares in underlying mutual funds	562,964	119,996	87,649	395,294	343,160
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	10	16	11	3,687	7
M&E Rate .0029	—	—	—	—	—
M&E Rate .0039	—	—	—	—	—
M&E Rate .0095	28,320	5,601	8,787	14,084	16,938
M&E Rate .0105	—	—	—	—	—
M&E Rate .0115	—	—	—	—	—
M&E Rate .0125	504,790	114,307	69,269	337,047	296,584
Retired Payout	$—	$—	$—	$—	$—
Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$19.51	$16.55	$15.38	$28.38	$26.93
M&E Rate .0029	$—	$—	$—	$—	$—
M&E Rate .0039	$—	$—	$—	$—	$—
M&E Rate .0095	$18.98	$16.05	$15.00	$27.59	$26.13
M&E Rate .0105	$—	$—	$—	$—	$—
M&E Rate .0115	$—	$—	$—	$—	$—
M&E Rate .0125	$18.84	$15.98	$14.48	$27.41	$25.99
Retired Payout	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2003 SEMI-ANNUAL REPORT

ACCOUNT DIVISION

FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

$5,222,581	$19,602,483	$13,513,934	$18,588,759	$4,815,318	$1,143,472

$5,222,581	$19,602,483	$13,513,934	$18,588,759	$4,815,318	$1,143,472

5,222,581	19,602,483	13,513,934	18,588,759	4,815,318	1,143,472
—	—	—	—	—	—

$5,222,581	$19,602,483	$13,513,934	$18,588,759	$4,815,318	$1,143,472

416,691	179,197	728,610	679,828	361,018	135,969

$12.53	$109.39	$18.55	$27.34	$13.34	$8.41

$5,422,470	$22,029,856	$13,241,782	$23,360,017	$5,783,092	$1,040,881

$(199,889)	$(2,427,373)	$272,152	$(4,771,258)	$(967,774)	$102,591

438,650	179,703	716,782	708,116	403,433	180,418

4,008	421	263	658	9	20
—	—	—	—	—	—
—	—	—	—	—	—
34,208	8,006	30,224	31,669	19,084	11,728
—	—	—	—	—	—
—	—	—	—	—	—
378,475	170,769	698,123	647,501	341,925	124,220
$—	$—	$—	$—	$—	$—

$12.97	$113.44	$19.20	$28.32	$13.82	$8.70
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$12.62	$107.02	$18.68	$27.48	$13.45	$8.50
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$12.52	$109.49	$18.54	$27.34	$13.33	$8.40
$—	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2003 SEMI-ANNUAL REPORT

Statements of Net Assets

June 30, 2003

	ACCOUNT DIVISION

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO	STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

ASSETS
Investments at market value	$12,845,008	$3,668,172	$6,044,827	$5,262,022	$8,608,731

TOTAL ASSETS	$12,845,008	$3,668,172	$6,044,827	$5,262,022	$8,608,731

NET ASSETS
Net Assets (Indefinite units authorized)
Active Contract Owners	12,845,008	3,668,172	6,044,827	5,262,022	8,608,731
Retired Contract Owners	—	—	—	—	—

TOTAL NET ASSETS	$12,845,008	$3,668,172	$6,044,827	$5,262,022	$8,608,731

Total units	849,200	407,828	276,077	404,077	801,257
Blended unit value (Net assets divided by total units held)	$15.13	$8.99	$21.90	$13.02	$10.74
INVESTMENTS
Cost of investments	$12,347,248	$3,881,948	$7,366,436	$7,793,043	$9,744,025
Unrealized appreciation (depreciation) on investments	$497,760	$(213,776)	$(1,321,609)	$(2,531,021)	$(1,135,294)
Number of shares in underlying mutual funds	956,046	401,029	375,349	426,566	787,892
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	17	17	7	2,756	12
M&E Rate .0029	—	—	—	—	—
M&E Rate .0039	—	—	—	—	—
M&E Rate .0095	124,258	20,209	11,918	14,724	51,759
M&E Rate .0105	—	—	—	0	—
M&E Rate .0115	—	—	—	0	—
M&E Rate .0125	724,925	387,602	264,152	386,597	749,486
Retired Payout	—	—	—	—	—
Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$15.65	$9.38	$22.62	$13.50	$11.12
M&E Rate .0029	$—	$—	$—	$—	$—
M&E Rate .0039	$—	$—	$—	$—	$—
M&E Rate .0095	$15.19	$9.14	$21.98	$13.08	$10.84
M&E Rate .0105	$—	$—	$—	$—	$—
M&E Rate .0115	$—	$—	$—	$—	$—
M&E Rate .0125	$15.11	$8.99	$21.89	$13.02	$10.74
Retired Payout	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT	2003 SEMI-ANNUAL REPORT

ACCOUNT DIVISION

RAINIER SMALL/MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO	ARIEL FUND	ARIEL APPRECIATION FUND

$5,243,332	$9,133,562	$11,465,819	$4,031,992	$3,054,705	$12,506,853	$19,049,089

$5,243,332	$9,133,562	$11,465,819	$4,031,992	$3,054,705	$12,506,853	$19,049,089

5,243,332	9,133,562	11,465,819	4,031,992	3,054,705	12,506,853	19,049,089
—	—	—	—	—	—	—

$5,243,332	$9,133,562	$11,465,819	$4,031,992	$3,054,705	$12,506,853	$19,049,089

211,943	458,484	593,510	401,041	222,814	317,075	509,446

$24.74	$19.92	$19.32	$10.05	$13.71	$39.44	$37.39

$5,407,142	$8,510,361	$15,059,963	$5,930,711	$3,882,255	$11,823,118	$18,178,801

$(163,810)	$623,201	$(3,594,144)	$(1,898,719)	$(827,550)	$683,735	$870,288

250,722	503,673	604,624	445,182	276,787	319,403	508,960

7	12	5	8	7	6	908
—	—	—	—	—	—	—
—	—	—	—	—	—	—
12,205	40,894	26,411	21,246	9,230	23,542	36,045
—	—	—	—	—	—	—
—	—	—	—	—	—	—
199,731	417,578	567,094	379,787	213,577	293,527	472,493
—	—	—	—	—	—	—

$25.59	$20.63	$19.99	$10.41	$14.20	$40.46	$38.38
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
$24.92	$19.93	$19.38	$10.13	$13.78	$39.66	$37.59
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
$24.73	$19.92	$19.32	$10.05	$13.71	$39.43	$37.37
$—	$—	$—	$—	$—	$—	$—

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Operations

For The Six Months Ended June 30, 2003

	ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND

INVESTMENT INCOME
Dividend income distribution	$—	$—	$—	$—	$—

Net investment income	$—	$—	$—	$—	$—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	—	—
Net realized gain (loss) on investments	(4,479,328)	(2,332,798)	(10,836)	(7,613)	(1,268,743)
Net unrealized appreciation (depreciation) on investments	30,282,154	23,365,760	1,276,825	32,830	9,122,943

Net gain (loss) on investments	25,802,826	21,032,962	1,265,989	25,218	7,854,200

EXPENSES
Mortality and expense risk charge (Note 1)	(1,400,781)	(1,359,608)	(111,721)	(19,557)	(193,700)

Total Expenses	(1,400,781)	(1,359,608)	(111,721)	(19,557)	(193,700)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,402,045	$19,673,354	$1,154,267	$5,661	$7,660,500

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

HORACE MANN INTERNATIONAL EQUITY FUND	HORACE MANN SOCIALLY RESPONSIBLE FUND	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT

$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—

—	—	—	—	—	—
(665,237)	(398,457)	(288,849)	(429,328)	(23,806)	(61,486)

2,427,027	6,182,573	1,874,793	2,070,461	391,899	577,997

1,761,790	5,784,116	1,585,944	1,641,133	368,093	516,510

(138,442)	(330,398)	(76,307)	(86,337)	(16,600)	(23,905)

(138,442)	(330,398)	(76,307)	(86,337)	(16,600)	(23,905)

$1,623,348	$5,453,718	$1,509,637	$1,554,795	$351,493	$492,605

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Operations

For The Six Months Ended June 30, 2003

	ACCOUNT DIVISION

	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS

INVESTMENT INCOME
Dividend income distribution	$—	$—	$—	$—	$—

Net investment income	$—	$—	$—	$—	$—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	—	—
Net realized gain (loss) on investments	(70,513)	(2,828)	(4,919)	27,140	(29,089)
Net unrealized appreciation (depreciation) on investments	1,082,063	197,792	135,209	1,057,270	816,062

Net gain (loss) on investments	1,011,550	194,964	130,290	1,084,410	786,972

EXPENSES
Mortality and expense risk charge (Note 1)	(50,113)	(9,801)	(5,321)	(47,117)	(40,084)

Total Expenses	(50,113)	(9,801)	(5,321)	(47,117)	(40,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$961,437	$185,163	$124,969	$1,037,293	$746,888

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

$45,882	$215,072	$34,724	$19,197	$21,358	$53,381

$45,882	$215,072	$34,724	$19,197	$21,358	$53,381

—	—	—	—	—	—
(27,963)	(124,357)	(25,388)	(188,299)	(60,627)	(44,384)

529,373	1,872,192	660,896	2,285,351	496,847	128,758

501,410	1,747,835	635,507	2,097,053	436,220	84,374

(25,198)	(95,510)	(70,438)	(91,418)	(23,061)	(4,922)

(25,198)	(95,510)	(70,438)	(91,418)	(23,061)	(4,922)

$522,094	$1,867,397	$599,794	$2,024,832	$434,517	$132,833

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Operations

For The Six Months Ended June 30, 2003

	ACCOUNT DIVISION

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO	STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

INVESTMENT INCOME
Dividend income distribution	$530,051	$—	$—	$—	$60,547

Net investment income	$530,051	$—	$—	$—	$60,547

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	—	—	—	—	—
Net realized gain (loss) on investments	44,710	(56,838)	(137,851)	(201,683)	(65,159)
Net unrealized appreciation (depreciation) on investments	(76,585)	440,365	964,217	1,072,058	897,124

Net gain (loss) on investments	(31,875)	383,527	826,366	870,376	831,965

EXPENSES
Mortality and expense risk charge (Note 1)	(63,344)	(18,856)	(29,812)	(25,857)	(42,258)

Total Expenses	(63,344)	(18,856)	(29,812)	(25,857)	(42,258)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$434,832	$364,670	$796,554	$844,519	$850,254

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

RAINIER SMALL/MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO	ARIEL FUND	ARIEL APPRECIATION FUND

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—

—	—	—	—	—	—	—
(68,365)	6,945	(179,930)	(142,133)	(135,054)	(8,351)	(8,561)

899,655	790,870	1,160,528	663,256	612,578	1,284,501	2,291,770

831,290	797,815	980,598	521,123	477,524	1,276,151	2,283,209

(25,028)	(45,584)	(58,718)	(20,247)	(14,927)	(57,780)	(86,661)

(25,028)	(45,584)	(58,718)	(20,247)	(14,927)	(57,780)	(86,661)

$806,263	$752,232	$921,880	$500,876	$462,598	$1,218,371	$2,196,547

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2003

	ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND

OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Capital gain distribution	—	—	—	—	—
Net realized gain (loss) on investments	(4,479,328)	(2,332,798)	(10,836)	(7,613)	(1,268,743)
Net unrealized appreciation (depreciation) on investments	30,282,154	23,365,760	1,276,825	32,830	9,122,943
Mortality and expense risk charge (Note 1)	(1,400,781)	(1,359,608)	(111,721)	(19,557)	(193,700)

Net increase (decrease) in net assets resulting from operations	24,402,045	19,673,354	1,154,267	5,661	7,660,500

CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	8,394,134	6,114,071	1,054,524	625,467	2,564,397
Sales and administrative expenses (Note 1)	(2,440)	(1,756)	(246)	(68)	(852)

Net consideration received on annuity contracts	8,391,695	6,112,315	1,054,278	625,398	2,563,545
Net transfer from (to) fixed accumulation account	(3,813,983)	(3,918,972)	720,191	(117,719)	(706,802)
Transfers from (to) other Divisions	(1,938,728)	(977,511)	819,019	191,113	(454,624)
Payments to contract owners	(8,770,874)	(8,091,932)	(1,504,024)	(1,102,455)	(1,248,262)
Annual maintenance charge (Note 1)	(158,286)	(118,933)	(9,775)	(1,066)	(21,656)
Surrender charges (Note 1)	(18,117)	(14,067)	(7,084)	(6,346)	(10,071)
Mortality guarantee adjustment	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners' transactions	(6,308,293)	(7,009,100)	1,072,605	(411,075)	122,130

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,093,753	12,664,254	2,226,873	(405,414)	7,782,630
Net Assets:
Beginning of period	248,513,755	233,026,361	18,280,156	3,996,016	31,966,277

End of period	$266,607,508	$245,690,615	$20,507,029	$3,590,602	$39,748,907

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

HORACE MANN INTERNATIONAL EQUITY FUND	HORACE MANN SOCIALLY RESPONSIBLE FUND	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—

(665,237)	(398,457)	(288,849)	(429,328)	(23,806)	(61,486)

2,427,027	6,182,573	1,874,793	2,070,461	391,899	577,997

(138,442)	(330,398)	(76,307)	(86,337)	(16,600)	(23,905)

1,623,348	5,453,718	1,509,637	1,554,795	351,493	492,605

2,074,858	3,094,528	870,937	1,154,152	505,268	693,368

(619)	(775)	(201)	(401)	(44)	(146)

2,074,239	3,093,753	870,736	1,153,751	505,224	693,222

(506,918)	(1,333,468)	(214,676)	(20,708)	150,307	129,106
(357,207)	(279,012)	13,590	79,952	(9,199)	30,012
(835,917)	(1,917,871)	(516,506)	(528,649)	(52,716)	(115,927)

(15,550)	(73,650)	(6,099)	(7,325)	(8,056)	(10,311)
(8,771)	(17,546)	(2,839)	(2,483)	(3,270)	(7,465)
—	—	—	—	—	—

349,876	(527,794)	144,207	674,538	582,291	718,636

1,973,225	4,925,925	1,653,844	2,229,333	933,783	1,211,241

24,251,930	56,208,002	12,683,893	14,140,344	2,585,613	3,737,803

$26,225,155	$61,133,927	$14,337,737	$16,369,677	$3,519,396	$4,949,044

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2003

	ACCOUNT DIVISION

	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS

OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Capital gain distribution	—	—	—	—	—
Net realized gain (loss) on investments	(70,513)	(2,828)	(4,919)	27,140	(29,089)
Net unrealized appreciation (depreciation) on investments	1,082,063	197,792	135,209	1,057,270	816,062
Mortality and expense risk charge (Note 1)	(50,113)	(9,801)	(5,321)	(47,117)	(40,084)

Net increase (decrease) in net assets resulting from operations	961,437	185,163	124,969	1,037,293	746,888

CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,008,272	170,431	118,003	940,973	757,679
Sales and administrative expenses (Note 1)	(309)	(37)	(26)	(209)	(200)

Net consideration received on annuity contracts	1,007,963	170,394	117,978	940,764	757,479
Net transfer from (to) fixed accumulation account	177,250	(25,385)	54,065	107,610	165,720
Transfers from (to) other Divisions	148,078	(28,179)	11,082	174,885	108,327
Payments to contract owners	(273,287)	(43,849)	(19,312)	(214,929)	(235,038)
Annual maintenance charge (Note 1)	(8,573)	(850)	(443)	(11,688)	(5,241)
Surrender charges (Note 1)	(6,365)	(897)	(504)	(3,911)	(4,968)
Mortality guarantee adjustment	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners' transactions	1,045,066	71,233	162,866	992,732	786,280

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,006,503	256,397	287,835	2,030,025	1,533,168
Net Assets:
Beginning of period	8,039,013	1,660,496	846,841	7,702,756	6,617,561

End of period	$10,045,516	$1,916,893	$1,134,676	$9,732,781	$8,150,729

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO

$45,882	$215,072	$34,724	$19,197	$21,358	$53,381
—	—	—	—	—	—

(27,963)	(124,357)	(25,388)	(188,299)	(60,627)	(44,384)

529,373	1,872,192	660,896	2,285,351	496,847	128,758

(25,198)	(95,510)	(70,438)	(91,418)	(23,061)	(4,922)

522,094	1,867,397	599,794	2,024,832	434,517	132,833

563,921	2,137,909	1,072,669	2,088,295	610,390	239,046

(103)	(381)	(216)	(450)	(119)	(8)

563,819	2,137,528	1,072,453	2,087,846	610,271	239,037

154,691	592,164	546,961	408,776	135,016	102,825
126,661	417,054	117,263	131,544	(12,520)	95,251
(139,816)	(327,593)	(365,219)	(503,223)	(101,434)	(73,198)

(11,088)	(27,917)	(13,696)	(21,270)	(2,784)	(500)
(3,927)	(7,479)	(6,489)	(9,116)	(2,950)	(4,801)
—	—	—	—	—	—

690,339	2,783,756	1,351,274	2,094,556	625,601	358,615

1,212,433	4,651,153	1,951,068	4,119,388	1,060,117	491,448

4,010,148	14,951,330	11,562,866	14,469,371	3,755,201	652,024

$5,222,581	$19,602,483	$13,513,934	$18,588,759	$4,815,318	$1,143,472

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2003

	ACCOUNT DIVISION

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO	STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO	RAINIER SMALL/MID CAP EQUITY PORTFOLIO

OPERATIONS
Net investment income	$530,051	$—	$—	$—	$60,547	$—
Capital gain distribution	—	—	—	—	—	—
Net realized gain (loss) on investments	44,710	(56,838)	(137,851)	(201,683)	(65,159)	(68,365)
Net unrealized appreciation (depreciation) on investments	(76,585)	440,365	964,217	1,072,058	897,124	899,655
Mortality and expense risk charge (Note 1)	(63,344)	(18,856)	(29,812)	(25,857)	(42,258)	(25,028)

Net increase (decrease) in net assets resulting from operations	434,832	364,670	796,554	844,519	850,254	806,263

CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,007,245	285,497	528,046	573,691	1,077,568	484,486
Sales and administrative expenses (Note 1)	(176)	(21)	(108)	(116)	(227)	(100)

Net consideration received on annuity contracts	1,007,068	285,476	527,938	573,575	1,077,341	484,385
Net transfer from (to) fixed accumulation account	1,435,342	43,221	38,025	(4,627)	278,376	33,996
Transfers from (to) other Divisions	581,067	72,494	26,269	(11,234)	38,658	9,405
Payments to contract owners	(456,715)	(213,158)	(161,697)	(166,333)	(274,207)	(136,066)
Annual maintenance charge (Note 1)	(7,300)	(3,584)	(2,564)	(1,828)	(14,337)	(2,486)
Surrender charges (Note 1)	(11,357)	(2,599)	(3,679)	(4,500)	(9,859)	(3,974)
Mortality guarantee adjustment	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contract owners' transactions	2,548,106	181,850	424,291	385,052	1,095,973	385,259

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,982,939	546,520	1,220,846	1,229,571	1,946,227	1,191,521
Net Assets:
Beginning of period	9,862,069	3,121,652	4,823,981	4,032,451	6,662,504	4,051,811

End of period	$12,845,008	$3,668,172	$6,044,827	$5,262,022	$8,608,731	$5,243,332

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

ACCOUNT DIVISION

NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO	ARIEL FUND	ARIEL APPRECIATION FUND

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—

6,945	(179,930)	(142,133)	(135,054)	(8,351)	(8,561)

790,870	1,160,528	663,256	612,578	1,284,501	2,291,770

(45,584)	(58,718)	(20,247)	(14,927)	(57,780)	(86,661)

752,232	921,880	500,876	462,598	1,218,371	2,196,547

861,333	1,360,131	353,918	244,783	1,415,095	2,191,437

(154)	(333)	(82)	(74)	(408)	(451)

861,180	1,359,799	353,835	244,709	1,414,687	2,190,986

174,162	245,256	13,138	33,858	532,945	713,119

72,648	(10,875)	(2,144)	(17,065)	311,143	522,780

(210,337)	(286,429)	(125,985)	(74,307)	(66,849)	(219,650)

(9,509)	(10,324)	(1,456)	(824)	(7,957)	(9,780)
(6,682)	(7,604)	(3,161)	(1,974)	(6,207)	(11,393)

—	—	—	—	—	—

881,462	1,289,824	234,227	184,396	2,177,762	3,186,061

1,633,694	2,211,703	735,103	646,994	3,396,133	5,382,609

7,499,868	9,254,116	3,296,889	2,407,711	9,110,720	13,666,480

$9,133,562	$11,465,819	$4,031,992	$3,054,705	$12,506,853	$19,049,089

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements

June 30, 2003

1.      NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Company Separate Account ("the Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of the Horace Mann Equity Fund, Horace Mann Balanced Fund, Horace Mann Income Fund, Horace Mann Short-Term Investment Fund, Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund, Horace Mann Socially Responsible Fund, Wilshire 5000 Index Portfolio-Institutional, Wilshire Large Co. Growth Portfolio-Institutional, Wilshire 5000 Index Portfolio-Investment, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire Small Co. Growth Portfolio-Investment, T.Rowe Price Small-Cap Value Fund-Advisor Class, T.Rowe Price Small-Cap Stock Fund-Advisor Class, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Davis Value Portfolio, Strong Opportunity Fund II, Strong Mid Cap Growth Fund II, J.P. Morgan U.S. Disciplined Equity Portfolio, Rainier Small/Mid Cap Equity Portfolio, Neuberger Berman Genesis Fund, Alliance Premier Growth Portfolio, Putnam VT Vista Fund, Credit Suisse Small Co. Growth Portfolio, Ariel Fund and Ariel Appreciation Fund. The funds collectively are referred to as the "Funds".

        Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges.

        An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. The contract maintenance charge is assessed on the contract anniversary date. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

        HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk).

        In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

2.     SIGNIFICANT ACCOUNTING POLICIES - Investments in the Fund are reported at market value using the accumulated unit value method (AUV).

        The Account owns approximately 81%, 97%, 95%, 95%, 95%, 92%, and 92% of the Horace Mann Equity Fund, Horace Mann Balanced Fund, Horace Mann Income Fund, Horace Mann Short-Term Investment Fund, Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund, and Horace Mann Socially Responsible Fund, respectively. Distributions from the funds are recorded on the ex-dividend date. Realized gains and losses are determined on the basis of average cost of shares owned by the Account.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3.     FEDERAL INCOME TAXES - Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

June 30, 2003

4.    PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES - During the six months ended June 30, 2003, purchases and proceeds from sales of fund shares were as follows:

ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND	HORACE MANN INTERNATIONAL EQUITY FUND	HORACE MANN SOCIALLY RESPONSIBLE FUND

Purchases	$9,351,453	$7,423,632	$3,574,647	$1,784,142	$2,866,518	$2,370,078	$3,618,004

Sales	$21,539,854	$18,125,158	$2,624,599	$2,222,387	$4,206,831	$2,823,880	$4,874,653

	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT

Purchases	$1,183,151	$1,479,853	$715,510	$1,019,704	$1,683,757	$248,123	$220,201

Sales	$1,404,100	$1,278,159	$173,627	$386,460	$759,317	$189,518	$67,575

	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO

Purchases	$1,624,754	$1,303,089	$1,002,891	$3,911,280	$1,783,099	$3,104,762	$934,618

Sales	$651,998	$585,983	$319,830	$1,132,320	$917,512	$1,270,724	$371,348

	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO	STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO	RAINIER SMALL/MID CAP EQUITY PORTFOLIO

Purchases	$632,996	$4,427,600	$489,764	$852,139	$734,034	$1,656,339	$748,821

Sales	$270,306	$1,368,075	$383,609	$595,510	$576,521	$607,236	$456,955

	NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO	ARIEL FUND	ARIEL APPRECIATION FUND

Purchases	$1,434,012	$2,015,067	$477,747	$358,364	$2,870,726	$4,210,748

Sales	$591,189	$963,892	$405,900	$323,949	$759,094	$1,119,910

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

June 30, 2003

5.    CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

	ACCOUNT DIVISION

	HORACE MANN EQUITY FUND	HORACE MANN BALANCED FUND	HORACE MANN INCOME FUND	HORACE MANN SHORT-TERM INVESTMENT FUND	HORACE MANN SMALL CAP GROWTH FUND	HORACE MANN INTERNATIONAL EQUITY FUND

Account units outstanding at 1/31/2002	17,361,722	16,254,478	936,292	237,129	4,399,005	2,935,800
Consideration received	1,302,272	966,149	96,682	33,300	830,287	606,353
Net transfers	(1,390,181)	(1,211,533)	263,551	250,600	(526,062)	(340,822)
Payments to contract owners	(1,424,044)	(1,204,342)	(108,615)	(153,669)	(341,805)	(230,831)

Account units outstanding at 12/31/2002	15,849,770	14,804,752	1,187,910	367,360	4,361,425	2,970,500
Consideration received	581,968	414,890	71,484	58,030	369,709	281,710
Net transfers	(383,759)	(315,723)	94,661	5,729	(177,590)	(125,533)
Payments to contract owners	(601,516)	(543,965)	(97,449)	(101,662)	(176,699)	(112,641)
Account units outstanding at 6/30/2003	15,446,463	14,359,954	1,256,606	329,457	4,376,845	3,014,036

ACCOUNT DIVISION

HORACE MANN SOCIALLY RESPONSIBLE FUND	WILSHIRE 5000 INDEX PORTFOLIO- INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO- INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO- INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO- INVESTMENT

4,970,814	1,735,539	587,742	213,861	99,528	266,320	80,507
657,464	292,175	119,722	121,141	55,475	125,678	23,460
(463,650)	(91,671)	(47,487)	41,083	9,844	103,987	19,123
(361,358)	(162,372)	(61,202)	(10,204)	(4,562)	(23,794)	(8,021)

4,803,270	1,773,671	598,775	365,881	160,285	472,191	115,069
283,118	130,190	51,967	76,397	31,629	63,279	12,451
(151,539)	(34,514)	(6,949)	13,945	4,197	15,156	(4,284)
(177,543)	(72,349)	(22,553)	(8,792)	(5,606)	(17,506)	(3,312)
4,757,306	1,796,998	621,240	447,431	190,505	533,120	119,924

ACCOUNT DIVISION

WILSHIRE SMALL CO. GROWTH PORTFOLIO- INVESTMENT	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	FIDELITY VIP GROWTH & INCOME PORTFOLIO

28,130	151,942	172,268	230,640
19,628	77,767	69,064	94,617
21,379	98,412	53,156	59,196
(3,785)	(13,626)	(14,095)	(27,240)

65,352	314,495	280,393	357,213
10,088	41,248	34,880	56,194
4,190	8,513	8,719	16,810
(1,563)	(9,438)	(10,463)	(13,526)
78,067	354,818	313,529	416,691

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)

June 30, 2003

5.    CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS (CONTINUED)

	ACCOUNT DIVISION

	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	DAVIS VALUE PORTFOLIO

Account units outstanding at 1/31/2002	93,943	551,984	404,152	209,742	57,319	283,612	333,527
Consideration received	39,334	136,245	173,441	88,934	18,760	97,903	67,310
Net transfers	27,746	35,366	56,964	25,978	17,998	323,647	2,439
Payments to contract owners	(9,479)	(49,579)	(38,614)	(16,304)	(3,909)	(28,022)	(18,356)

Account units outstanding at 12/31/02	151,544	674,016	595,943	308,350	90,168	677,140	384,920
Consideration received	22,888	68,589	90,727	55,392	31,081	73,658	37,430
Net transfers	8,643	8,848	15,129	6,684	24,990	134,637	12,127
Payments to contract owners	(3,878)	(22,843)	(21,971)	(9,408)	(10,270)	(36,235)	(26,649)
Account units outstanding at 6/30/2003	179,197	728,610	679,828	361,018	135,969	849,200	407,828

ACCOUNT DIVISION

STRONG OPPORTUNITY FUND II	STRONG MID CAP GROWTH FUND II	J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	ALLIANCE PREMIER GROWTH PORTFOLIO	PUTNAM VT VISTA FUND	CREDIT SUISSE SMALL CO. GROWTH PORTFOLIO

169,801	279,260	431,258	135,479	228,309	357,364	326,406	165,082
57,944	105,854	209,815	52,135	104,699	143,629	92,343	46,697
37,319	12,539	88,619	17,517	101,766	50,069	(17,716)	8,621

(10,699)	(26,384)	(39,625)	(10,965)	(24,843)	(28,672)	(25,806)	(12,951)

254,365	371,269	690,067	194,166	409,931	522,390	375,227	207,449
29,189	53,075	117,570	24,262	50,711	80,920	42,519	22,225
1,525	(5,166)	23,828	121	10,452	7,796	(1,183)	(825)

(9,002)	(15,101)	(30,208)	(6,606)	(12,610)	(17,596)	(15,522)	(6,035)

276,077	404,077	801,257	211,943	458,484	593,510	401,041	222,814

ACCOUNT DIVISION

ARIEL FUND	ARIEL APPRECIATION FUND

65,549	115,976
75,619	131,015
120,401	179,074

(6,373)	(14,625)

255,196	411,440
43,326	72,771
24,437	36,312

(5,884)	(11,077)

317,075	509,446

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

June 30, 2003

6.   FINANCIAL HIGHLIGHTS

Account Division	Units	Unit Value	Net Assets	Expense as a % of Average Net Assets *

Horace Mann Equity Fund	15,446,463	$17.23 to $17.87	$257,560,632	0.00% to 1.25%
Horace Mann Balanced Fund	14,359,954	15.88 to 17.73	$239,358,488	0.00% to 1.25%
Horace Mann Income Fund	1,256,606	13.25 to 16.91	19,393,593	0.00% to 1.25%
Horace Mann Short-Term Investment Fund	329,457	10.89 to 11.28	3,793,309	0.00% to 1.25%
Horace Mann Small Cap Fund	4,376,845	9.08 to 9.41	35,857,592	0.00% to 1.25%
Horace Mann International Equity Fund	3,014,036	8.70 to 9.02	25,238,543	0.00% to 1.25%
Horace Mann Socially Responsible Fund	4,757,306	12.85 to 13.31	58,670,965	0.00% to 1.25%
Wilshire 5000 Index Portfolio Institutional	1,796,998	7.98 to 8.27	13,510,815	0.00% to 1.25%
Wilshire Large Co. Growth Portfolio Institutional	621,240	26.35 to 27.31	15,255,011	0.00% to 1.25%
Wilshire 5000 Index Portfolio Investment	447,431	7.85 to 8.17	3,052,505	0.00% to 1.25%
Wilshire Large Co. Growth Portfolio Investment	190,505	25.96 to 26.89	4,343,424	0.00% to 1.25%
Wilshire Large Co. Value Portfolio Investment	533,120	18.84 to 19.51	9,042,265	0.00% to 1.25%
Wilshire Small Co. Value Portfolio Investment	119,924	15.98 to 16.55	1,788,695	0.00% to 1.25%
Wilshire Small Co. Growth Portfolio Investment	78,067	14.48 to 15.38	990,759	0.00% to 1.25%
T. Rowe Price Small-Cap Value Fund Advisor Class	354,818	27.41 to 28.38	8,717,769	0.00% to 1.25%
T. Rowe Small-Cap Stock Fund Advisor Class	313,529	25.99 to 26.93	7,384,145	0.00% to 1.25%
Fidelity VIP Growth & Income Portfolio	416,691	12.52 to 12.97	4,616,365	0.00% to 1.25%
Fidelity VIP Index 500 Portfolio	179,197	107.02 to 113.44	17,276,907	0.00% to 1.25%
Fidelity VIP Mid Cap Portfolio	728,610	18.54 to 19.20	12,538,400	0.00% to 1.25%
Fidelity VIP Growth Portfolio	679,828	27.34 to 28.32	16,529,065	0.00% to 1.25%
Fidelity VIP Overseas Portfolio	361,018	13.33 to 13.82	4,285,260	0.00% to 1.25%
Fidelity VIP High Income Portfolio	135,969	8.40 to 8.70	897,748	0.00% to 1.25%
Fidelity VIP Investment Grade Bond Portfolio	849,200	15.11 to 15.65	11,353,539	0.00% to 1.25%
Davis Value Portfolio	407,828	8.99 to 9.38	3,394,912	0.00% to 1.25%
Strong Opportunity Fund II	276,077	21.89 to 22.62	5,434,404	0.00% to 1.25%
Strong Mid Cap Growth Fund II	404,077	13.02 to 13.50	4,647,237	0.00% to 1.25%
J.P. Morgan U.S. Disciplined Equity Portfolio	801,257	10.74 to 11.12	7,635,618	0.00% to 1.25%
Rainier Small/Mid Cap Equity Portfolio	211,943	24.73 to 25.59	4,647,572	0.00% to 1.25%
Neuberger Berman Genesis Fund	458,484	19.92 to 20.63	8,316,715	0.00% to 1.25%
Alliance Premier Growth Portfolio	593,510	19.32 to 19.99	10,359,968	0.00% to 1.25%
Putnam VT Vista Fund	401,041	10.05 to 10.41	3,664,441	0.00% to 1.25%
Credit Suisse Small Co. Growth Portfolio	222,814	13.71 to 14.20	2,731,208	0.00% to 1.25%
Ariel Fund	317,075	39.43 to 40.46	10,808,787	0.00% to 1.25%
Ariel Appreciation Fund	509,446	37.37 to 38.38	16,357,785	0.00% to 1.25%

Account Division	Investment Income Ratio	Total Return **

Horace Mann Equity Fund	—	10.02% to 10.79%
Horace Mann Balanced Fund	—	8.70% to 9.38%
Horace Mann Income Fund	—	6.04% to 6.69%
Horace Mann Short-Term Investment Fund	—	0.18% to 0..80%
Horace Mann Small Cap Fund	—	23.87% to 24.64%
Horace Mann International Equity Fund	—	6.62% to 7.25%
Horace Mann Socially Responsible Fund	—	9.83% to 10.46%
Wilshire 5000 Index Portfolio Institutional	—	11.61% to 12.36%
Wilshire Large Co. Growth Portfolio Institutional	—	11.61% to 12.29%
Wilshire 5000 Index Portfolio Investment	—	11.19% to 11.92%
Wilshire Large Co. Growth Portfolio Investment	—	11.37% to 11.95%
Wilshire Large Co. Value Portfolio Investment	—	10.69% to 11.29%

HORACE MANN LIFE INSURANCE COMPANY	2003 SEMI-ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

June 30, 2003

6.   FINANCIAL HIGHLIGHTS (CONTINUED)
Account Division	Investment Income Ratio	Total Return **

Wilshire Small Co. Value Portfolio Investment	—	10.74% to 11.45%
Wilshire Small Co. Growth Portfolio Investments	—	12.16% to 12.84%
T. Rowe Price Small-Cap Value Fund Advisor Class	—	11.97% to 12.62%
T. Rowe Small-Cap Stock Fund Advisor Class	—	10.13% to 10.82%
Fidelity VIP Growth & Income Portfolio	0.99	11.59% to 12.29%
Fidelity VIP Index 500 Portfolio	1.24	10.86% to 11.53%
Fidelity VIP Mid Cap Portfolio	0.28	8.10% to 8.78%
Fidelity VIP Growth Portfolio	0.12	12.60% to 13.28%
Fidelity VIP Overseas Portfolio	0.50	9.53% to 10.21%
Fidelity VIP High Income Portfolio	5.95	16.18% to 16.94%
Fidelity VIP Investment Grade Bond Portfolio	4.67	3.78% to 4.47%
Davis Value Portfolio	—	10.99% to 11.67%
Strong Opportunity Fund II	—	15.45% to 16.06%
Strong Mid Cap Growth Fund II	—	19.89% to 20.64%
J.P. Morgan U.S. Disciplined Equity Portfolio	0.79	11.30% to 11.87%
Rainier Small/Mid Cap Equity Portfolio	—	18.55% to 19.19%
Neuberger Berman Genesis Fund	—	8.85% to 9.56%
Alliance Premier Growth Portfolio	—	9.09% to 9.65%
Putnam VT Vista Fund	—	10.98% to 14.59%
Credit Suisse Small Co. Growth Portfolio	—	18.19% to 18.83%
Ariel Fund	—	10.48% to 11.15%
Ariel Appreciation Fund	—	12.56% to 13.25%

*

These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Financial Statements

December 31, 2002 and 2001
(With Independent Auditors' Report Thereon)

INDEPENDENT AUDITORS' REPORT

The Board of Directors

Horace Mann Life Insurance Company:

        We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2002 and 2001 and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        As described more fully in notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

        In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Horace Mann Life Insurance Company as of December 31, 2002 and 2001, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2002.

        Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2002 and 2001 and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2002, on the basis of accounting described in note 1.

        As described more fully in notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois. As of January 1, 2001, the Department of Insurance of the State of Illinois has adopted the National Association of Insurance Commissioners' statutory accounting practices. Consequently, the Company changed its basis of accounting in 2001 as described in note 1.

        Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the Schedules A through C and Schedules I, III & VI, and IV, is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

/s/ KPMG LLP
Chicago, Illinois
April 18, 2003

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2002 and 2001
(In thousands)

ADMITTED ASSETS	2002	2001
Cash and investments:
Bonds	$2,284,423	$2,164,301
Mortgage loans on real estate	19,543	25,301
Policy loans	68,929	65,602
Cash	33,833	14,786
Short-term investments	51,596	122,285
Receivable for securities	—	11
Total cash and investments	2,458,324	2,392,286
Life insurance premiums deferred and uncollected	48,364	49,871
Accident and health premiums due and unpaid	149	370
Investment income due and accrued	34,490	35,469
Federal income tax recoverable	7,635	7,262
Receivable from parent, subsidiaries and affiliates	637	151
Guaranty funds receivable or on deposit	533	812
Other assets	2,416	2,714
Variable annuity assets	854,470	1,008,430
Total admitted assets	$3,407,018	$3,497,365

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus (Continued)

December 31, 2002 and 2001
(In thousands, except share data)

LIABILITIES AND CAPITAL AND SURPLUS	2002	2001
Policy liabilities:
Aggregate reserves:
Life and annuity	$2,102,551	$2,013,128
Accident and health	12,136	14,047
Unpaid benefits:
Life	7,366	7,871
Accident and health	606	1,035
Policyholder funds on deposit	120,934	117,861
Policyholder dividends payable in the following year	37	43
Remittances not allocated	2,432	1,067
Total policy liabilities	2,246,062	2,155,052
Accrued expenses	5,485	3,971
Asset valuation reserve	52	11,902
Interest maintenance reserve	19,409	10,026
Funds held for loaned securities	1,242	98,631
Transfer from separate accounts	(4,238)	(5,622)
Amounts retained by Company as trustee	17,011	11,894
Contingent liability for litigation	837	1,667
Federal income tax payable	15,082	—
Payable for securities	26,791	—
Dividends declared and unpaid	500	—
Other liabilities	3,303	2,013
Variable annuity liabilities	854,470	1,008,430
Total liabilities	3,186,006	3,297,964
Capital and surplus:
Capital stock, $1 par value Authorized 5,000,000
shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in and contributed surplus	22,704	22,704
Unassigned surplus	195,808	174,197
Total capital and surplus	221,012	199,401
Total liabilities and capital and surplus	$3,407,018	$3,497,365

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2002, 2001 and 2000
(In thousands)

	2002	2001	2000
Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$ 106,395	$ 109,787	$ 112,215
Annuity	261,509	239,125	206,393
Accident and health	6,280	7,188	9,783
Supplementary contracts	4,778	9,109	29,063
Total premiums, annuity and supplementary contract considerations	378,962	365,209	357,454
Net investment income	161,410	161,849	155,748
Amortization of interest maintenance reserve	2,019	1,456	1,609
Commissions and expense allowances on reinsurance ceded	17,821	270	259
Reserve adjustments on reinsurance ceded	(50,000)	—	—
Management fee income from Separate Accounts	12,988	13,345	14,536
Mutual fund service fee income	1,170	1,371	1,595
Other	317	98	126
Total revenue	524,687	543,598	531,327
Benefits and expenses:
Provisions for claims and benefits:
Life	43,673	98,095	100,993
Annuity	316,127	293,657	259,566
Accident and health	2,463	3,818	5,446
Supplementary contracts	17,160	19,626	42,465
Total claims and benefits	379,423	415,196	408,470
Commissions	27,903	27,467	24,720
General and other expenses	66,733	61,565	61,184
Total benefits and expenses	474,059	504,228	494,374
Net gain before dividends to policyholders and federal income tax	50,628	39,370	36,953
Dividends to policyholders	76	95	98

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations (Continued)

Years ended December 31, 2002, 2001 and 2000
(In thousands)

	2002	2001	2000
Net gain before federal income tax	50,552	39,275	36,855
Federal income tax expense	28,768	11,158	11,781
Net gain from operations	21,784	28,117	25,074
Realized investment gains (losses) net of tax and transfers to IMR	(43,998)	(10,415)	(4,094)
Net income (loss)	$ (22,214)	$ 17,702	$ 20,980

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 2002, 2001 and 2000
(In thousands)

	2002	2001	2000
Capital stock	$2,500	$2,500	$2,500
Additional paid-in capital and contributed surplus	22,704	22,704	22,704
Unassigned surplus:
Balance at beginning of year	174,197	163,916	161,198
Net income (loss)	(22,214)	17,702	20,980
Change in net unrealized capital gains	509	1,040	(2,042)
Change in net deferred income tax	14,948	1,251	—
Change in non-admitted assets	(10,482)	(1,830)	76
Change in asset valuation reserve	11,850	4,244	1,833
Other changes in surplus in Separate Account Statement	—	—	(5,208)
Cumulative effect of changes in accounting principle (note 1)	—	1,374	—
Dividends to parent	(5,500)	(13,500)	(17,000)
Change in surplus as a result of reinsurance (note 8)	32,500	—	—
Redemption of seed shares on separate account	—	—	5,313
FIT on redemption of seed shares	—	—	(775)
Tax expense related to 1999 assumption changes
for actuarial guideline 33	—	—	(459)
Balance at end of year	195,808	174,197	163,916
Total capital and surplus	$221,012	$199,401	$189,120

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2002, 2001 and 2000
(In thousands)

	2002	2001	2000
Cash from operations:
Revenue received:
Premiums, considerations and deposits	$ 380,221	$ 363,673	$ 355,731
Investment income	161,967	156,399	149,432
Commissions and expense allowances on reinsurance ceded	(32,179)	270	259
Management fee income from Separate Accounts	13,306	13,326	14,308
Mutual fund service fee income	1,170	1,371	1,595
Other income	316	98	126
Total revenue received	524,801	535,137	521,451
Benefits and expenses paid:
Claims, benefits and net transfers	285,929	312,536	389,288
Expenses	92,728	89,533	85,438
Dividends to policyholders	82	98	110
Federal income taxes	10,913	6,381	15,922
Total benefits and expenses paid	389,652	408,548	490,758
Net cash from operations	135,149	126,589	30,693
Cash from investments:
From investments sold or matured:
Bonds	1,226,386	965,824	636,021
Stocks	6	—	12,917
Mortgage loans	6,266	11,804	1,230
Real estate and other	109	48	41
Miscellaneous proceeds	11	39	—
Total investment proceeds	1,232,778	977,715	650,209
Tax on capital gains (losses)	—	(2,096)	212
Total from investment proceeds	1,232,778	979,811	649,997
Cost of investments acquired:
Bonds	1,377,112	1,067,679	669,949
Stocks	71	—	11,998
Mortgage loans	—	804	753
Miscellaneous applications	(26,791)	—	—
Total investments acquired	1,350,392	1,068,483	682,700
Net increase in policy loans	3,326	4,331	3,150
Total for investments acquired	1,353,718	1,072,814	685,850

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow (Continued)

Years ended December 31, 2002, 2001 and 2000
(In thousands)

	2002	2001	2000
Net cash used for investments	(120,940)	(93,003)	(35,853)
Cash from financing and miscellaneous:
Cash provided:
Securities lending	—	—	192,262
Redemption of seed shares	—	—	5,313
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	22,731	23,309	—
Change in surplus as a result of reinsurance	32,500	—	—
Other cash	6,707	8,885	3,639
Total cash provided	61,938	32,194	201,214
Cash applied:
Dividends to parent	5,000	13,500	17,000
Funds held for loaned securities	97,389	93,631	—
Withdrawals on deposit-type contract funds and other liabilities without life or life disability contingencies	25,332	26,381	—
Other applications	68	1,842	5,755
Total cash applied	127,789	135,354	22,755
Net cash (used in) from financing and miscellaneous	(65,851)	(103,160)	178,459
Net change in cash and short-term investments	(51,642)	(69,574)	173,299
Cash and short-term investments at beginning of year	137,071	206,645	33,346
Cash and short-term investments at end of year	$ 85,429	$ 137,071	$ 206,645

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2002, 2001 and 2000
(In thousands)

(1)   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

        Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

        The Company sells and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families. In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance and the Company receiving a commission on its sale.

        The Company has not participated in any new business combinations in 2002. The Company has not discontinued any operations in 2002.

BASIS OF PRESENTATION

        The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from accounting principles generally accepted in the United States of America as more fully discussed in note 7. The significant statutory accounting practices follow.

PRESCRIBED AND PERMITTED STATUTORY ACCOUNTING PRACTICES

        The NAIC has codified statutory accounting practices, which constitutes the only source of prescribed statutory accounting practices, effective January 1, 2001. Illinois, the state of domicile of the Company, has adopted the NAIC codification. The cumulative effect of changes in accounting principles was reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principles. The cumulative effect is the difference between the amount of capital and surplus at the beginning of 2001 and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. These changes are reflected in the Company's financial statements and related schedules. The Company reported a change in accounting principle from the adoption of codification that increased unassigned funds (surplus) approximately $3,474 as of January 1, 2001 related to deferred tax assets, partially offset by decreases of $1,667 related to a contingent liability for litigation (see note 10) and $433 for nonadmitted assets. $1,374 is reported as the cumulative effect of changes in accounting principle.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

INVESTMENTS

        Investments are valued in accordance with the requirements of the NAIC.

        Bonds not backed by other loans are carried at amortized cost using the interest method. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Market value is derived from the NAIC Valuation of Securities Manual for securities listed. Market value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates. Loan backed bonds and structured securities are valued using currently anticipated prepayment assumptions.

        Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. The retrospective method is used to value all securities. The Company used a pricing service in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

        Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The maximum and minimum lending rates for mortgage loans were 7.0% during the year. The Company did not reduce interest rates of any outstanding mortgage loans during the year. The Company had no non performing mortgage loans or loans with past due interest or principal payments. No significant new commercial mortgage loans have been issued since 1988.

        For 2001, real estate held available for sale is carried at the lower of cost or fair market value where there is a current fair value appraisal of the property. Properties without a current fair value appraisal are not admitted. Policy loans are carried at the unpaid principal balance.

        The Company does not have any investments in derivative financial instruments, joint ventures or partnerships. The Company has no debt restructuring, reverse mortgages or repurchase agreements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

ASSET VALUATION RESERVE

        The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

        The balance of the AVR by component as of December 31, 2002 and 2001, is as follows:

	2002	2001
Bonds, preferred stock and short-term investments	$ —	$ 11,807
Mortgage loans	52	95
Total AVR	$ 52	$ 11,902

        The AVR is held at a level equal to 0.25% of the maximum reserve level allowed by the NAIC. At December 31, 2002 the default component related to bonds was adjusted up to zero because the ending balance cannot be less than zero.

INTEREST MAINTENANCE RESERVE

        The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

CASH AND SHORT-TERM INVESTMENTS

        Amounts represent cash and short-term securities having a maturity of one year or less at the time of acquisition. Short-term investments are carried at cost which approximates market value.

VARIABLE ANNUITIES ASSETS AND LIABILITIES

        Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds, including the Horace Mann mutual funds.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

    Variable annuity assets were invested in the following mutual funds:

December 31,	2002	2001
Horace Mann Equity Fund	$ 274,025	$ 376,081
Horace Mann Balanced Fund	240,697	292,126
Horace Mann Socially Responsible Fund	58,909	71,610
Horace Mann Small Cap Growth Fund	34,682	58,395
Horace Mann International Equity Fund	26,248	33,491
Horace Mann Income Fund	19,313	13,996
Wilshire Large Company Growth Portfolio - Institutional Class	15,684	19,819
Fidelity VIP Growth Portfolio	15,040	14,852
Fidelity VIP Index 500 Portfolio	14,949	12,105
Ariel Appreciation Fund	14,179	4,351
Wilshire 5000 Index Portfolio - Institutional Class	14,199	17,864
Fidelity VIP Mid Cap Portfolio	12,836	11,368
Fidelity VIP Investment Grade Bond Portfolio	9,861	3,797
Ariel Fund	9,689	2,499
Alliance Premier Growth Portfolio	9,298	9,270
T. Rowe Price Small-Cap Value Fund	9,255	4,932
Wilshire Large Company Value Portfolio - Investment Class	8,037	5,546
Neuberger & Berman Genesis Assets Account	7,494	4,369
T. Rowe Price Small-Cap Stock Fund	7,266	5,303
JP Morgan U.S. Disciplined Equity Portfolio	6,973	5,738
Strong Opportunity Fund II	5,353	5,079
Horace Mann Short-Term Investment Fund	4,186	2,797
Strong Mid Cap Growth Fund II	4,086	4,919
Rainier Small/Mid Cap Equity Fund II	4,051	3,579
Fidelity VIP Growth & Income Portfolio	4,009	3,152
Fidelity VIP Overseas Portfolio	3,917	3,339
Davis Value Portfolio	3,743	3,566
Wilshire Large Company Growth Portfolio - Investment Class	3,737	3,004
Putnam VT Vista Fund	3,544	4,502
Wilshire 5000 Index Portfolio - Investment Class	2,585	1,942
Credit Suisse Small Co. Growth Fund	2,407	2,926
Wilshire Small Company Value Portfolio - Investment Class	1,660	1,279
Wilshire Small Company Growth Portfolio - Investment Class	847	428
Fidelity VIP High Income Portfolio	652	406
BlackRock Index Equity Portfolio	386	—
BlackRock Temp Fund	180	—
Putnam VT George Putnam Fund of Boston (Class IB shares)	167	—
BlackRock Low Duration Bond Fund	118	—
Putnam VT International Growth Fund (Class IB shares)	85	—
BlackRock Core Bond Total Return Fund	85	—
Berger Information Technology Fund	36	—
Templeton Foreign Smaller Companies Fund (Class A)	2	—
Total	$ 854,470	$ 1,008,430

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

AGGREGATE RESERVES

        Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

        Premium deficiency reserves at December 31, 2002 and 2001 were $282 and $328, respectively.

       Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or CARVM. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:

	Aggregate reserves		Mortality	Interest
	2002	2001	table	rate
Life	$525,784	$541,494	1980 CSO	4.0-7.0%
	1,633	1,545	1958 CET	2.5-5.5
	164,621	166,833	1958 CSO	2.5-5.5
	35,993	34,194	Various	2.5-3.5
	8,737	9,110	1941 CSO	2.5-3.0

Annuity	1,140,966	1,048,306	1971 IAM	3.0-5.5
	83,629	85,396	a-1949	3.0-5.5
	1,006	1,103	1937 SAT	3.0
	15,155	7,241	Various	3.0
	25,837	18,305	a-200	3.0-4.5

Supplementary contract with life contingencies	66,170	70,261	1983a	6.25-11.0
	28,242	23,884	a-2000	6.25-7.0
	3,590	4,042	1971 IAM	4.5-11.25
	1,188	1,414	1937 SAT	3.5
Total	$2,102,551	$2,013,128

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS
	2002		2001
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
At book value less current surrender charge of 5% or more	$929,817	40%	$827,822	35%
At fair value	850,231	36%	1,002,827	42%
Total with adjustment or at market value	1,780,048		1,830,649
At book value without adjustment (minimal or no charge or adjustment)	457,287	20%	450,061	19%
Not subject to discretionary withdrawal	99,190	4%	99,601	4%
Total (gross)	2,336,525	100%	2,380,311	100%
Total (net)*	$2,336,525		$2,380,311

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

Life & Accident & Health Annual Statement:	2002	2001
Exhibit 5, Annuities Section, Total (net)	$1,266,593	$1,160,353
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	99,190	99,601
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	120,511	117,530
Subtotal	1,486,294	1,377,484
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	846,691	998,855
Exhibit 3, Line 0399999, Column 2	3,540	3,972
Subtotal	850,231	1,002,827
Combined Total	$2,336,525	$2,380,311

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        Policy reserves for losses for accident and health contracts are estimated by the Company's valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

        Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2002	2001
Present value of amounts not yet due on claims (3% interest rate)	$10,933	$12,881
Additional contract reserves	679	769
Unearned premiums and other	524	397
Aggregate accident and health reserves	$12,136	$14,047

UNPAID BENEFITS

        Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

        Accident and health claim reserves and liabilities include the following:

	2002	2001	2000
Aggregate reserves for accident and health	$12,136	$14,047	$15,399
Unpaid benefits for accident and health	606	1,035	922
Less: Additional contract reserves	(679)	(769)	(867)
Unearned premiums and other	(524)	(397)	(262)
Accident and health claim reserves and liabilities	$11,539	$13,916	$15,192

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2002	2001	2000
Net balance at January 1	$ 13,916	$ 15,192	$ 15,633
Incurred related to:
Current year	2,515	3,897	6,486
Prior years	(89)	(116)	(943)
Total incurred	2,426	3,781	5,543
Paid related to:
Current year	793	1,000	2,187
Prior years	4,010	4,057	3,797
Total paid	4,803	5,057	5,984
Net balance at December 31	$ 11,539	$ 13,916	$ 15,192

RESERVE FOR SUPPLEMENTARY CONTRACTS WITHOUT LIFE CONTINGENCIES

        This reserve represents the present value of future payments discounted with interest only. At December 31, 2002 and 2001 this liability was $120,511 and $117,530 respectively, based on average credited interest rates of 5.1% and 5.2% in 2002 and 2001, respectively and is included in "policyholder funds on deposit."

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

PREMIUMS

        Life premiums are reflected as earned on the policy anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

        Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due.

MUTUAL FUND SERVICE FEE INCOME

        The Company has a support service agreement where the Company provides certain services to the Horace Mann Mutual Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company other than the administrative agreement. For these services the Company received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds.

INCOME TAXES

        Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. Beginning in 2001, a net deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets and liabilities, is only reported as an admitted asset to the extent that it will be realized within one year, with the change in net deferred tax asset or liability being charged directly to surplus. Prior to 2001, a deferred tax liability or asset was not established for the tax effect of temporary differences between financial reporting and the tax basis of assets and liabilities. The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC.

ACQUISITION EXPENSES

        The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

NON-ADMITTED ASSETS

        Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.

USE OF ESTIMATES

        The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statement balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

(2)   INVESTMENTS

NET INVESTMENT INCOME

        The components of net investment income are as follows:

	2002	2001	2000
Interest on bonds	$156,782	$154,511	$148,672
Dividends on stocks	—	—	180
Interest on mortgage loans	2,201	2,401	3,184
Interest on short-term investments	1,641	1,981	1,992
Interest on policy loans	3,277	5,150	4,110
Real estate income & other invested assets	4	(7)	—
Miscellaneous investment income	(17)	241	4
Gross investment income	163,888	164,277	158,142
Investment expenses	2,478	2,428	2,394
Net investment income	$161,410	$161,849	$155,748

        The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The total amount excluded at December 31, 2002 and 2001 was $0 and $307, respectively.

REALIZED INVESTMENT GAINS (LOSSES) NET OF TAX AND TRANSFERS TO IMR

        Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which result from changes in the overall level of interest rates are transferred to IMR. These gains (losses) are not included in net income in the year they occurred.

        The IMR at December 31 is as follows:

	2002	2001	2000
Reserve balance, beginning of year	$ 10,026	$ 6,543	$ 10,741
Current year capital gains (losses), net of tax	11,402	4,939	(2,589)
Amortization of interest maintenance reserve	(2,019)	(1,456)	(1,609)
Reserve balance, end of year	$ 19,409	$ 10,026	$ 6,543

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:

	2002	2001	2000
Bonds	$ (30,976)	$ (10,711)	$ (11,203)
Real estate	—	2	2
Preferred stocks	—	—	489
Common stocks	(66)	—	430
Mortgage loans	13	2,290	—
Other	—	(7)	—
Realized investment losses	(31,029)	(8,426)	(10,282)
Less federal income tax expense (benefit)	1,567	(2,949)	(3,599)
Transferred to interest maintenance reserve	(11,402)	(4,938)	2,589
Realized investment gain (losses) net of tax and transfers to IMR	$ (43,998)	$ (10,415)	$ (4,094)

CHANGE IN NET UNREALIZED CAPITAL LOSSES

        Certain investments are required to be carried at market. The resulting change in the unrealized gains or losses are reflected as credits or charges to unassigned surplus, as follows:

	2002	2001	2000
Unrealized capital gains (losses)
Beginning of period	$ (584)	$ (1,624)	$ 418
End of period	(75)	(584)	(1,624)
Increase (decrease) for the period	$ 509	$ 1,040	$ (2,042)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

BONDS

        At December 31, 2002 and 2001, 4.2% and 5.9%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

        The carrying value and estimated market value of investments in bonds as of December 31, 2002 and 2001 are as follows:

	Carrying	Unrealized	Unrealized	Market
December 31, 2002	value	gains	losses	value
U.S. government and agency obligations:
Mortgage-backed securities	$626,574	$27,170	$—	$653,744
Other	114,536	6,753	—	121,289
Municipal bonds	13,090	1,007	—	14,097
Foreign government bonds	17,148	3,395	—	20,543
Corporate bonds	1,376,596	86,314	(21,268)	1,441,642
Other mortgage-backed securities	136,479	4,028	(1,576)	138,931
Total	$2,284,423	$128,667	$(22,844)	$2,390,246

	Carrying	Unrealized	Unrealized	Market
December 31, 2001	value	gains	losses	value
U.S. government and agency obligations:
Mortgage-backed securities	$586,768	$14,006	$(860)	$599,914
Other	51,660	2,215	(47)	53,828
Municipal bonds	7,090	492	—	7,582
Foreign government bonds	17,411	2,088	(47)	19,452
Corporate bonds	1,307,400	40,972	(29,984)	1,318,388
Other mortgage-backed securities	193,972	5,540	(871)	198,641
Total	$2,164,301	$65,313	$(31,809)	$2,197,805

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        At December 31, 2002, 1.1% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 - the highest ratings. The market value of CMOs at December 31, 2002 was $83,456 compared to a $77,379 carrying value. The average duration of the Company's investment in CMOs was 2.28 years at December 31, 2002.

        The carrying value and estimated market value of bonds by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying	Estimated market
December 31, 2002	Value	value
Due in one year or less	$ 323,591	$ 338,581
Due after one year through five years	611,829	640,171
Due after five years through ten years	660,128	690,708
Due after ten years through twenty years	141,439	147,991
Due after twenty years	547,436	572,795
Total bonds	$ 2,284,423	$ 2,390,246

        Proceeds from dispositions of investments in bonds and stocks during 2002, 2001 and 2000 were $1,226,392, $965,824 and $636,021, respectively. Gross gains of $31,140, $14,595 and $3,482 and gross losses of $62,182, $25,306 and $14,685 were realized on those sales for 2002, 2001 and 2000, respectively.

DEPOSITS

        The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2002	2001	2000
Held for all policyholders	$ 1,808	$ 1,687	$ 1,696
Held for policyholders in certain states	595	575	601
	$ 2,403	$ 2,262	$ 2,297

SECURITIES LENDING

        The Company participates in a securities lending program. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the market value of the loan, and the collateral is maintained at 101% of the market value of the loan. As of December 31, 2002 and 2001, the Company had $1,242 and $98,631, respectively, in outstanding loans. The corresponding asset amounts are included in short-term investments.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

INVESTMENTS IN ENTITIES EXCEEDING 10% OF CAPITAL AND SURPLUS

        The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2002 is as follows:

	Standard & Poors	Carrying
Bonds:	rating	value
General Motors	BBB	$ 23,501
Ford Motor Credit	BBB	22,414

(3)   RELATED PARTY TRANSACTIONS

       The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $90,969, $84,276, and $78,656 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2002, 2001 and 2000, respectively. Intercompany balances are settled monthly.

        The Company had balances payable to affiliates of $1,004 and $704 at December 31, 2002 and 2001, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus.

        ALIC reinsures all of the Company's life insurance business in the state of Arizona. In 1998, with the approval of the Department of Insurance of the State of Illinois, the Company entered into an assumptive reinsurance agreement with ALIC whereby the Company assumed all life insurance policies written by ALIC (See Note 8). Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company.

        The Company holds a mortgage loan on the home office property from HMEC in the amount of $14,617 as of December 31, 2002.

       HMEC recorded an after-tax charge of $2.7 million in December 2001, representing HMEC's best estimate of the costs required to remedy problems with the life insurance tax status of certain life policies issued by the Company. At December 31, 2002 this amount continues to represent the Company's best estimate to remedy this situation. Due to the fact that all employees are employed by Horace Mann Service Corporation (HMSC), an affiliated company, HMEC, the parent of HMSC, is liable for such settlement costs. It is the intent of HMEC to reimburse the employer (HMSC) for these costs and hold the insurer harmless for any claims or liability, which arise from the action or failure to act by one of HMSC's employees.

        The Company has no common stock investments in any upstream companies or affiliates.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

(4)   FEDERAL INCOME TAXES

        The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.

        Deferred income tax was established in accordance with statement of statutory accounting principle (SSAP) 10.

        Federal income tax expense for the years ended December 31, 2002, 2001 and 2000, consist of the following major components:

	2002	2001	2000
Current income tax expense from operations	$ 31,213	$ 15,719	$ 15,724
Prior year (over) under accrual of tax reserves	(2,445)	(4,561)	(3,943)
Federal income tax expense from operations	28,768	11,158	11,781
Federal income tax expense (benefit) on realized losses	1,567	(2,949)	(3,598)
Federal income tax expense	$ 30,335	$ 8,209	$ 8,183

        Income tax expense for the following periods differed from the expected tax computed by applying the federal corporate tax rate of 35% to income before income taxes as follows:

	2002	2001	2000
	Tax Amount	Tax Amount	Tax Amount
Income taxes computed at statutory rates	$ 17,693	$ 13,746	$ 12,899
Book over tax reserves	941	(171)	(1,338)
Net DAC adjustment	154	402	590
Dividends received deduction	(1,908)	(2,240)	—
Reinsurance	11,375	—	—
Other	513	(579)	(370)
Federal income tax expense from operations	28,768	11,158	11,781
Federal income tax benefit on realized losses	1,567	(2,949)	(3,598)
Federal income tax expense	$ 30,335	$ 8,209	$ 8,183

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        The components of the net admitted deferred tax assets as of December 31, 2002 and 2001 are as follows:

	2002	2001
Total of all deferred tax assets (admitted and nonadmitted)	$68,408	$54,055
Total of all deferred tax liabilities	22,220	22,815
Net deferred tax assets	46,188	31,240
Total deferred tax assets non-admitted in accordance with SSAP No. 10, Income Taxes	38,553	28,318
Net admitted deferred tax assets	$7,635	$2,922

        The net deferred tax asset is included in federal income taxes recoverable on the accompanying statutory statement of admitted assets, liabilities, capital and surplus. There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable.

        DTAs resulting from book/tax differences in:

	2002	2001	Change
Policy benefits	$43,359	$43,859	$(500)
Policy acquisition costs	10,500	9,821	679
Investments	9,779	—	9,779
Other	4,770	375	4,395
Total DTAs	$68,408	$54,055	$14,353
DTAs non-admitted	$38,553	$28,318	$10,235
Admitted deferred tax asset	$29,855	$25,737	$4,118

        DTLs resulting from book/tax differences in:

	2002	2001	Change
Bonds	$1,200	$1,050	$150
Premiums deferred and uncollected	17,080	16,703	377
Policy benefits	3,940	5,055	(1,115)
Other	—	7	(7)
Total DTLs	$22,220	$22,815	$(595)
Net deferred tax asset - admitted	$7,635	$2,922	$4,713

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

	2002	2001
Current income tax expense (benefit) incurred	$30,335	$8,209
Change in deferred income tax (without tax on unrealized gains and losses)	(15,088)	(1,607)
Total income tax reported	15,247	6,602
Income before taxes	19,523	30,849
	35%	35%
Expected income tax expense (benefit) at 35% statutory rate	6,833	10,797
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(1,908)	(2,240)
Nondeductible expense for meals, penalties and lobbying	123	140
Tax adjustment for IMR	(707)	(510)
Deferred tax benefit on non-admitted assets	(192)	—
Surplus adjustment due to reinsurance	11,375	—
Other	(277)	(1,585)
Total income tax reported	$15,247	$6,602

        At December 31, 2002, the Company did not have any unused operating loss carryforwards available to offset against future taxable income. There are capital loss carryforwards available of $10,998.

        The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $31,213 and $15,719 for 2002 and 2001, respectively.

(5)    RESTRICTIONS OF SURPLUS

        The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 2003 without prior approval are approximately $22,100. Dividend payments were $5,000, $13,500 and $17,000 in 2002, 2001 and 2000, respectively.

        Dividends declared and unpaid at December 31, 2002 were $500. This amount was paid in February 2003.

        Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        The portion of unassigned funds (surplus) represented or reduced by each item below is as follows:

Unrealized gains and losses	$(207)
Nonadmitted asset values	(39,102)
Asset valuation reserves	(52)

(6)    FAIR VALUE OF FINANCIAL INSTRUMENTS

        Accounting principles generally accepted in the United States of America require that the Company disclose estimated fair values for certain financial instruments. Fair values of the Company's insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

        Investments - For fixed maturities and short-term and other investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.

        Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

        Policyholder Funds On Deposit - Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        The carrying amounts and fair values of financial instruments at December 31, 2002 consisted of the following:

	Carrying	Fair
	amount	value
Financial Assets
Bonds	$ 2,284,423	$ 2,338,650
Mortgage loans	19,543	22,309
Short-term investments	51,596	51,596
Policy loans and other	68,929	69,466
Total investments	$ 2,424,491	$ 2,482,021
Asset valuation reserve	52	—
Total investments less asset valuation reserve	$ 2,424,439	$ 2,482,021
Cash	33,833	33,833
Financial Liabilities
Policyholder account balances on interest- sensitive life contracts	$ 93,435	$ 91,359
Annuity contract liabilities	1,365,783	1,236,478
Other policyholder funds	120,923	120,923

        Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

(7)	DIFFERENCES BETWEEN ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA AND STATUTORY ACCOUNTING PRACTICES

        Statutory accounting practices differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Under GAAP, the following applies:

(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.
(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.
(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.
(e)	Non-admitted assets less applicable allowance accounts are restored to the balance sheet.
(f)	Asset valuation and interest maintenance reserves are not provided.
(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.
(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.
(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at market with changes in market value charged or credited to unassigned surplus, net of deferred income taxes.
(k)	The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.
(l)	A statement of comprehensive income is required.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

(m)

The realizability of deferred tax assets under GAAP is evaluated utilizing a "more likely than not" standard. A valuation allowance is established for deferred tax assets deemed not realizable using this standard. Under statutory accounting principles, the realizability of deferred tax assets is determined utilizing an admissibility test outlined in statement of Statutory Accounting Principles No. 10 - Income Taxes. Any gross deferred tax assets determined to be not realizable are non-admitted for statutory accounting purposes. Additionally, changes in the balances of deferred tax assets and liabilities result in increases or decreases of income under GAAP, whereas under statutory accounting principles, these changes directly impact surplus.

        The aggregate effect of the foregoing differences has not been determined separately for the Company.

(8)    REINSURANCE

       In the normal course of business, the Company assumes and cedes reinsurance with other insurers. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the originating insurance company of contingent liability.

        Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2002	2001	2000
Life insurance premiums ceded:
To ALIC	$ 1,521	$ 1,586	$ 1,234
To other companies	2,729	1,884	1,609
Life insurance reserves ceded:
To ALIC	9,688	9,230	8,997
To other companies	3,448	3,075	2,769
Accident and health premiums ceded:
To other companies	2,779	3,355	528
Amounts recoverable from reinsurers on paid losses	1,250	1,589	176

        The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and $125 on each group life policy. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance.

        During 2001, the Company entered into a quota share reinsurance agreement with Hartford Life and Accident Insurance Company to cede 50% of the Company's disability income policies.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        On December 31, 2002, the Company entered into a reinsurance agreement with Sun Life Reinsurance Company Limited (SLRCL), a member of Sun Life Financial Group. Under the terms of the agreement, which is expected to be in place for a five year period, the Company ceded to SLRCL, on a combination coinsurance and modified coinsurance basis, a 57.7 percent quota share of its in force interest-sensitive life block of business issued prior to January 1, 2002. SLRCL assumes its proportional share of all risk attendant to the business reinsured such as mortality, persistency and investment risk, reducing the Company's liabilities to the extent of the ceded commission. The initial ceded commission paid by SLRCL to the Company was $50,000 and resulted in a $32,500 after tax increase in the Company's statutory surplus. Subsequent growth in the Company's statutory surplus is expected to be reduced by $6,500 annually as the coinsurance reserve declines over the term of the agreement. Fees related to this transaction reduced the Company's after-tax net income by approximately $1,000 in 2002 and are expected to decline over the term of the agreement.

        At December 31, 2001 the Company has outstanding surplus relief of $50,000 and modified coinsurance reserves of $282,372 related to the contract with SLRCL.

(9)    PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

        The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of Horace Mann Service Corporation (HMSC), an affiliated company. Salaries, pension and related benefits are allocated to the Company for these services.

PENSION PLANS

        All employees are covered by a defined contribution plan and participate in the Supplemental Retirement Savings (401(k)) Plan. Employees hired on or before December 31, 1998 are also covered under a defined benefit plan, with certain employees covered under a supplemental defined benefit plan or a supplemental defined contribution plan or both.

        Under the defined contribution plan, contributions are made to each participant's account based on compensation and years of service. Participants are 100% vested in this plan after 5 years of service.

        All employees participate in a 401(k) plan. Beginning January 1, 2002, HMSC automatically contributes 3% of eligible compensation in each employee's account, which is 100% vested at the time of the contribution. Each participant may contribute up to 20% of eligible compensation into their account. Prior to December 31, 2001, HMSC contributed an amount equal to 50% of the first 6% of eligible compensation contributed by the employee, and the HMSC contribution vested over 5 years at a rate of 20% per year of service.

        Amounts earned under the defined benefit and supplemental defined benefit plans are based on years of service and the highest average 36 consecutive months earnings under the plan through March 31, 2002. Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Participants are 100% vested in these plans after 5 years of service.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        HMSC's policy with respect to funding the defined benefit plan is to contribute amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in a trust fund; whereas the supplemental retirement plans are non-qualified, unfunded plans.

        The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

        Total allocated pension expense was $7,716, $4,664, and $3,979 for 2002, 2001 and 2000, respectively.

POSTEMPLOYMENT BENEFITS

        In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Through December 31, 2000, employees with ten years of service are eligible to receive these benefits upon retirement. Effective January 1, 2001, the eligibility requirement increased to age 55 and 20 years of service. Employees hired on or after January 1, 2001 are not eligible for postretirement medical benefits. Employees who were at least age 55 and had 10 years of service in the year 2000 were not affected by this change. Postretirement benefits other than pensions of active and retired employees are accrued as expense over the employees' service years. The allocated cost of these benefits totaled $912, $672, and $939 for the years ended December 31, 2002, 2001 and 2000, respectively.

(10)   LAWSUITS AND LEGAL PROCEEDINGS

        In December 2000, HMEC recorded an after tax charge of $5,000, representing HMEC's best estimate of the actual and anticipated costs of defending and ultimately resolving litigation brought against HMEC and the Company in regards to its disability insurance product. The lawsuit is a class action on behalf of certain policyholders who purchased the Company's disability insurance product and allege that they were not adequately made aware of certain features. At January 1, 2001 under the guidance of SSAP 5, a $1,667 charge to the Company's surplus was recorded and a contingent liability for litigation was established. The liability on the books of HMEC was reduced by an offsetting amount, representing the Company's allocation of the cost to settle this litigation.

        In July 2001, a settlement agreement was submitted to the court which would provide additional benefits for current policyholders and compensation to those who demonstrate they did not understand what they purchased, and was approved by the court on October 31, 2001. The settlement was finalized on November 30, 2001 and is being administered. While the actual costs incurred to resolve this issue could be either less or more than the liability established in 2000, management believes that, based on facts and circumstances available at this time and on the settlement agreement approved by the court in October 2001, the amount recorded will be adequate to resolve the matter. Disability insurance represented 1% of the Company's insurance premiums written and contract deposits for the year ended December 31, 2002.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(In thousands)

        There are various other lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such other litigation will have no material adverse effect on the Company's financial position or results of operations.

(11)  RISK-BASED CAPITAL

        The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

        The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2002, the Company's actual total adjusted capital was $221,083 and the authorized control level risk-based capital was $25,445.

(12)  OTHER ITEMS

        The Company had one life claim as a result of the September 11 events which totaled $30.

HORACE MANN LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES - SCHEDULE A

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2002

        The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

INVESTMENT INCOME EARNED:
U. S. Government Bonds	$11,100,612
Other bonds (unaffiliated)	145,681,549
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	2,201,000
Real estate	4,125
Premium notes, policy loans & liens	3,276,730
Cash on hand and on deposit	—
Short-term investments	1,641,625
Other invested assets	—
Derivative instruments	—
Aggregate write-ins for investment income	(17,147)

Gross investment income	163,888,494

REAL ESTATE OWNED - BOOK VALUE LESS ENCUMBRANCES	—

MORTGAGE LOANS - BOOK VALUE:
Farm mortgages	$—
Residential mortgages	544,074
Commercial mortgages	18,998,486

Total mortgage loans	$19,542,560

MORTGAGE LOANS BY STANDING - BOOK VALUE:
Good standing	$19,542,560

Good standing with restructured terms	—

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosure in process	—

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES - SCHEDULE A (CONTINUED)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2002

OTHER LONG TERM ASSETS - STATEMENT VALUE	$—

COLLATERAL LOANS	—

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES - BOOK VALUE
Bonds	—

Preferred Stocks	—

Common Stocks	—

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
Bonds by Maturity - Statement Value
Due within 1 year or less	$375,186,680
Over 1 year through 5 years	611,829,177
Over 5 years through 10 years	660,127,771
Over 10 years through 20 years	141,439,342
Over 20 years	547,435,978

Total by Maturity	$2,336,018,948

Bonds by Class - Statement Value
Class 1	$1,613,235,904
Class 2	590,405,000
Class 3	82,339,918
Class 4	32,383,895
Class 5	5,928,506
Class 6	11,725,725

Total by Class	$2,336,018,948

Total Bonds Publicly Traded	$2,237,660,346

Total Bonds Privately Placed	$98,358,602

PREFERRED STOCKS - STATEMENT VALUE	—

COMMON STOCKS - MARKET VALUE	$—

SHORT-TERM INVESTMENTS - BOOK VALUE	$51,596,096

OPTIONS, CAPS, FLOORS OWNED - STATEMENT VALUE	—

OPTIONS, CAPS, FLOORS WRITTEN AND IN FORCE - STATEMENT VALUE	—

COLLAR, SWAPS AND FORWARD AGREEMENTS OPEN - STATEMENT VALUE	—

FUTURES CONTRACTS OPEN - CURRENT VALUE	—

CASH ON DEPOSIT	$33,832,864

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES - SCHEDULE A (CONTINUED)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2002

LIFE INSURANCE IN FORCE:
Industrial	—

Ordinary	$11,444,622,000

Credit Life	—

Group Life	$1,751,748,000

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$460,800,000

LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE:
Industrial	—

Ordinary	$369,190,000

Credit Life	—

Group Life	$1,747,389,000

SUPPLEMENTAL CONTRACTS IN FORCE:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$117,246,557

Income Payable	$21,413,945

Ordinary - Involving Life Contingencies
Income Payable	$11,959,914

Group - Not Involving Life Contingencies
Amount on Deposit	—

Income Payable	—

Group - Involving Life Contingencies
Income Payable	—

ANNUITIES:
Ordinary:
Immediate - Amount of Income Payable	—

Deferred - Fully Paid Account Balance	$257,174

Deferred - Not Fully Paid Account Balance	$1,227,423,521

Group:
Amount of Income Payable	—

Fully Paid Account Balance	—

Not Fully Paid Account Balance	$38,912,117

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES - SCHEDULE A (CONTINUED)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2002

ACCIDENT AND HEALTH INSURANCE PREMIUMS IN FORCE:
Ordinary	$3,421,463

Group	5,363,667

Credit	—

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
Deposit Funds - Account Balance	6,625

Dividend Accumulations - Account Balance	$3,278,833

CLAIM PAYMENTS CALENDAR YEAR 2002
Group Accident and Health Year
Year Incurred
2001	$122,394

2000	$947,538

1999	$320,304

1998	$104,553

1997	$88,006

Prior	$1,258,254

Other Accident & Health
Year Incurred
2001	$372,259

2000	$1,132,714

1999	$251,126

1998	$83,819

1997	$21,650

Prior	$113,119

Other Coverages that Use Developmental Methods to Calculate Claims Reserves
Year Incurred
2001	—

2000	—

1999	—

1998	—

1997	—

Prior	—

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SUMMARY INVESTMENT SCHEDULE - SCHEDULE B

DECEMBER 31, 2002
(In thousands)

			Admitted Assets as
	Gross Investment		Reported in the
Investment Categories	Holdings		Annual Statement
Bonds:
US Treasury securities	$61,687	2.509%	$61,687	2.509%
US government agency obligations:
Issued by US government agencies	—	0.000	—	0.000
Issued by US government sponsored agencies	63,681	2.591	63,681	2.591
Foreign government	17,148	0.698	17,148	0.698
Securities issued by states, territories and possessions and political subdivisions in the US:
States, territories and possessions general obligations	—	0.000	—	0.000
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	0.000	—	0.000
Revenue and assessment obligations	13,090	0.532	13,090	0.532
Industrial development and similar obligations	—	0.000	—	0.000
Mortgage-backed securities:
Pass-through securities:
Guaranteed by GNMA	86,193	3.506	86,193	3.506
Issued by FNMA and FHLMC	499,822	20.332	499,822	20.332
Privately issued	3,631	0.148	3,631	0.148
CMOs and REMICs:
Issued by FNMA and FHLMC	29,725	1.209	29,725	1.209
Privately issued and collateralized
by MBS issued or guaranteed by
GNMA, FNMA, or FHLMC	—	0.000	—	0.000
All other privately issued	44,651	1.816	44,651	1.816
Other debt and other fixed income
securities (excluding short-term):
Unaffiliated domestic securities	1,410,108	57.360	1,410,108	57.360
Unaffiliated foreign securities	54,688	2.225	54,688	2.225
Affiliated securities	—	0.000	—	0.000
Equity interests:
Investments in mutual funds	—	0.000	—	0.000
Preferred stocks:
Affiliated	—	0.000	—	0.000
Unaffiliated	—	0.000	—	0.000
Publicly traded equity securities:
Affiliated	—	0.000	—	0.000
Unaffiliated	—	0.000	—	0.000

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SUMMARY INVESTMENT SCHEDULE - SCHEDULE B (CONTINUED)
(In thousands)

			Admitted Assets as
	Gross Investment		Reported in the
Investment Categories	Holdings		Annual Statement
Equity interests (continued)
Other equity securites:
Affiliated	$—	0.000%	$—	0.000%
Unaffiliated	—	0.000	—	0.000
Other equity interests including tangible
personal property under leases:
Affiliated	—	0.000	—	0.000
Unaffiliated	—	0.000	—	0.000
Mortgage loans:
Construction and land development	—	0.000	—	0.000
Agricultural	—	0.000	—	0.000
Single family residential properties	544	0.022	544	0.022
Multifamily residential properties	—	0.000	—	0.000
Commercial loans	18,998	0.773	18,998	0.773
Real estate investments:
Property occupied by company	—	0.000	—	0.000
Property held for the production of income	—	0.000	—	0.000
Property held for sale	—	0.000	—	0.000
Policy loans	68,929	2.804	68,929	2.804
Receivable for securities	—	0.000	—	0.000
Cash and short-term investments	85,429	3.475	85,429	3.475
Other invested assets	—	0.000	—	0.000
Total invested assets	$2,458,324	100%	$2,458,324	100%

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories - Schedule C

DECEMBER 31, 2002
(In thousands)

1.)      Total admitted assets excluding separate account: $2,552,548

2.)      10 Largest exposures to a single issuer/borrower/investment:

Issuer	Investment Category	Amount	Percentage
General Motors	Indust., Misc.-Issuer Oblig.	$ 23,501	0.9%
Ford Motor Credit	Indust., Misc.-Issuer Oblig.	22,414	0.9
Conoco/Phillips Petroleum	Indust., Misc.-Issuer Oblig.	21,496	0.8
Dow Chemical	Indust., Misc.-Issuer Oblig.	19,272	0.8
EOP Operating/Spieker Prop.	Indust., Misc.-Issuer Oblig.	18,162	0.7
Comcast Corp	Indust., Misc.-Issuer Oblig.	18,000	0.7
AOL Time Warner	Indust., Misc.-Issuer Oblig.	17,421	0.7
Deere & Co.	Indust., Misc.-Issuer Oblig.	16,468	0.6
Verizon Global Fdg. Corp.	Indust., Misc.-Issuer Oblig.	16,140	0.6
Norsk Hydro	Indust., Misc.-Issuer Oblig.	15,523	0.6

3.)      Total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage	Stocks	Amount	Percentage
NAIC-1	$ 1,561,640	61.2%	P/RP-1	$ —	0.0%
NAIC-2	590,405	23.1	P/RP-2	—	0.0
NAIC-3	82,340	3.2	P/RP-3
NAIC-4	32,384	1.3	P/RP-4
NAIC-5	5,929	0.2	P/RP-5
NAIC-6	11,726	0.5	P/RP-6

4.)      Admitted assets held in foreign investments and unhedged foreign currency exposure:

Foreign-currency denominated investments of:	$50,524
Foreign-currency denominated supporting insurance liabilities of:	$0
Excluding Canadian investments and currency exposure of:	$21,312

5.)      Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$ 22,337	0.9%
Countries rated by NAIC-2	13,250	0.5
Countries rated by NAIC-3 or below	13,674	0.5

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C (CONTINUED)

(In thousands)

6.)      Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1
Country: Norway	$ 15,523	0.6%
Country: Netherlands	4,255	0.2
Countries rated by NAIC-2
Country: Cayman Islands	8,912	0.3
Country: South Africa	2,988	0.1
Countries rated by NAIC-3 or below
Country: Luxembourg	11,874	0.5
Country: Venezuela	1,800	0.1

7.)      Aggregate unhedged foreign currency exposure:

           N/A

8.)      Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

           N/A

9.)      Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

           N/A

10.)     10 largest non-sovereign foreign issues:

Issuer	NAIC Rating	Amount	Percentage
Norsk Hydro A/S	1	$ 9,203	0.4%
Tyco Intl Group	3	8,421	0.3
Norsk Hydro A/S	1	6,320	0.2
Arroyo CDO I Ltd	2	5,998	0.2
ABN Amro Bank	1	4,255	0.2
Tyco Intl	3	3,453	0.1
Sutton Bridge Fin	2	2,914	0.1
Petrozuata Finance	3	1,800	0.1
PDVSA Finance LTD	2	1,350	0.1
Telewest	6	958	0.0

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C (CONTINUED)

(In thousands)

11.)      Assets held in Canadian investments and unhedged Canadian currency exposure:

Canadian-currency denominated investments of:	$21,312
Canadian denominated supporting insurance liabilities of:	$0

12.)      Aggregate Canadian investment exposure:

            N/A

13.)      There were no admitted assets held in investments with contractual sales restrictions.

14.)      There were no admitted assets held in equity interests.

15.)      There were no admitted assets held in nonaffiliated, privately placed equities.

16.)      There were no admitted assets held in general partnership interests.

17.)      There were no admitted assets held in mortgage loans reported in the Annual Statement in Schedule B that exceeded 2.5% of the Company's total admitted assets.

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C (CONTINUED)

(In thousands)

18.)      Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91% to 95%	788	0.0	—	0.0	—	0.0
81% to 90%	—	0.0	—	0.0	—	0.0
71% to 80%	—	0.0	—	0.0	—	0.0
below 70%	—	0.0	18,998	0.7	—	0.0
Construction loans					—	0.0
Mortgage loans over 90 days past due					—	0.0
Mortgage loans in the process of foreclosure					—	0.0
Mortgage loans foreclosed					—	0.0
Restructure mortgage loans					—	0.0

19.)      There were no assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A that exceeded 2.5% of the Company's total admitted assets.

20.)      Total admitted assets subject to the following types of agreements:

	At Year End		At End of Each Quarter
Admitted Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$1,242	0.0%	$463,304	$439,216	$429,282
Repurchase	—	0.0	—	—	—
Reverse repurchase	—	0.0	—	—	—
Dollar repurchase	—	0.0	—	—	—
Dollar reverse repurchase	—	0.0	—	—	—

21.)      Warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$—	0.0%	$—	0.0%
Income generation	—	0.0	—	0.0
Other	—	0.0	—	0.0

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C (CONTINUED)

(In thousands)

22.)      Potential exposure for collars, swaps and forwards:

	At Year End		At End of Each Quarter
Admitted Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$—	0.0%	$—	$—	$—
Income generation	—	0.0	—	—	—
Replications	—	0.0	—	—	—
Other	—	0.0	—	—	—

23.)      Potential exposure for future contracts:

	At Year End		At End of Each Quarter
Admitted Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$—	0.0%	$—	$—	$—
Income generation	—	0.0	—	—	—
Replications	—	0.0	—	—	—
Other	—	0.0	—	—	—

24.)      All investments included in the Write-ins for Invested Assets category included on the Summary Investment Schedule in the Annual Statement:

	Investment	Amount	Percentage
N/A

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES - SCHEDULE I

DECEMBER 31, 2002
(AMOUNTS IN THOUSANDS)

			AMOUNT
			SHOWN IN
			BALANCE
TYPE OF INVESTMENTS	COST(1)	MARKET VALUE	SHEET
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$741,110	$775,033	$741,110
State, municipalities and political subdivisions	13,090	14,097	13,090
Foreign government bonds	17,148	20,543	17,148
Public utilities	131,811	130,483	131,811
Other corporate bonds	1,381,264	1,450,090	1,381,264

Total debt securities	$2,284,423	$2,390,246	$2,284,423

Equity securities:
Common stocks:
Industrial and miscellaneous	—	—	—

Total equity securities	—	$—	—

Mortgage loans on real estate	19,543	XXX	19,543
Real estate	—	XXX	—
Policy loans	68,929	XXX	68,929
Short-term investments	51,596	XXX	51,596
Other investments	—	XXX	—

Total investments	$2,424,491	XXX	$2,424,491

(1)      Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.
(2)      Real estate acquired in satisfaction of indebtedness is $0.
(3)      Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

HORACE MANN LIFE INSURANCE COMPANY

SUPPLEMENTARY INSURANCE INFORMATION - SCHEDULE III & VI

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(AMOUNTS IN THOUSANDS)

	AS OF DECEMBER 31,
SEGMENT		DEFERRED POLICY ACQUISITION COST(1)	FUTURE POLICY BENEFITS LOSSES, CLAIMS AND LOSS EXPENSES(3)	UNEARNED PREMIUMS(3)	OTHER POLICY CLAIMS AND BENEFITS PAYABLE	PREMIUM REVENUE AND ANNUITY, PENSION AND OTHER CONTRACT CONSIDERATIONS
2002:
	Life		$741,058		$3,657	$106,395
	Annuity		1,269,360		37	261,509
	Supplementary Contracts		99,499		117,246	4,778
	Accident and Health		12,742		31	6,280

	Total		$2,122,659		$120,971	$378,962

2001:
	Life		$759,497		$3,814	$109,787
	Annuity		1,161,739		43	239,125
	Supplementary Contracts		99,763		114,035	9,109
	Accident and Health		15,082		12	7,188

	Total		$2,036,081		$117,904	$365,209

2000:
	Life		$718,927		$3,943	$112,215
	Annuity		1,105,925		46	206,393
	Supplementary Contracts		97,207		111,568	29,063
	Accident and Health		16,321		46	9,783

	Total		$1,938,380		$115,603	$357,454

	FOR THE YEARS ENDED DECEMBER 31,
SEGMENT		NET INVESTMENT INCOME	BENEFITS, CLAIMS, LOSSES AND SETTLEMENT EXPENSES	AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS(1)	OTHER OPERATING EXPENSES	PREMIUMS WRITTEN(2)
2002:
	Life	$51,556	$43,673		$49,419
	Annuity	91,930	316,127		39,852
	Supplementary Contracts	16,228	17,160		1,718
	Accident and Health	1,696	2,463		3,647

	Total	$161,410	$379,423		$94,636

2001:
	Life	$52,860	$98,095		$49,653
	Annuity	91,104	293,657		34,204
	Supplementary Contracts	16,083	19,626		1,856
	Accident and Health	1,802	3,818		3,319

	Total	$161,849	$415,196		$89,032

2000:
	Life	$48,649	$100,993		$48,204
	Annuity	89,448	259,566		28,471
	Supplementary Contracts	15,821	42,465		1,819
	Accident and Health	1,830	5,446		7,410

	Total	$155,748	$408,470		$85,904

(1)      Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)      Does not apply to life insurance.
(3)      Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

See accompanying independent auditors' report.

HORACE MANN LIFE INSURANCE COMPANY

REINSURANCE - SCHEDULE IV

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(AMOUNTS IN THOUSANDS)

						PERCENTAGE
			CEDED TO	ASSUMED		OF AMOUNT
		GROSS	OTHER	FROM OTHER	NET	ASSUMED
		AMOUNT	COMPANIES	ASSUMED	AMOUNT	TO NET
2002:	Life insurance in force	$13,196,369	$4,789,686	$—	$8,406,683	0.0%

	Premiums and annuity,
	pension and other contract considerations:
	Life insurance	$110,645	$4,250	$—	$106,395	0.0%
	Annuity	261,509	—	—	261,509	0.0%
	Supplementary contracts	4,778	—	—	4,778
	Accident and health	9,059	2,779	—	6,280	0.0%

	Total premiums	$385,991	$7,029	$—	$378,962	0.0%

2001:	Life insurance in force	$13,216,146	$1,182,881	$—	$12,033,265	0.0%

	Premiums and annuity,
	pension and other contract considerations:
	Life insurance	$113,257	$3,470	$—	$109,787	0.0%
	Annuity	239,125	—	—	239,125	0.0%
	Supplementary contracts	9,109	—	—	9,109
	Accident and health	10,543	3,355	—	7,188	0.0%

	Total premiums	$372,034	$6,825	$—	$365,209	0.0%

2000:	Life insurance in force	$12,646,371	$861,179	$—	$11,785,192	0.0%

	Premiums and annuity,
	pension and other contract considerations:
	Life insurance	$115,058	$2,843	$—	$112,215	0.0%
	Annuity	206,393	—	—	206,393	0.0%
	Supplementary contracts	29,063	—	—	29,063
	Accident and health	10,311	528	—	9,783	0.0%

	Total premiums	$360,825	$3,371	$—	$357,454	0.0%

See accompanying independent auditors' report.


PART C

OTHER INFORMATION

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24. Financial Statements and Exhibits

(a)   Financial Statements

Part A

Condensed financial information of the Separate Account

Part B

The following financial statements are filed herewith
  the Annual Report for the Registrant:
  Independent Auditors Report
  Statements of Net Assets - December 31, 2002
  Statements of Operations - For the Year Ended December 31, 2002
  Statements of Changes in Net Assets For the Year Ended December 31, 2002
  Statements of Changes in Net Assets For the Year Ended December 31, 2001
  Notes to Financial Statements - December 31, 2002
  Interim financial statements for the Registrant
  Statement of Net Assets - June 30, 2003
  Statement of Operations - For the period ended June 30, 2003
  Statement of Changes in Net Assets
  Notes to Financial Statements

      Financial statements for Horace Mann Life Insurance Company
  Independent Auditors Report
  Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus - As of December 31, 2002 and 2001
  Statutory Statements of Operations - For the Years Ended December 31, 2002, 2001 and 2000
  Statutory Statements of Capital and Surplus - For the Years Ended December 31, 2002, 2001 and 2000
  Statutory Statements of Cash Flow - For the Years Ended December 31, 2002, 2001 and 2000
  Notes to Statutory Financial Statements - December 31, 2002, 2001 and 2000

  (b)   Exhibits
(1)	Resolution of Board of Directors	Incorporated by reference to Exhibit 1 to Post Effective Amendment 63 as filed on or about April 30, 1998
(2)	Agreements for custody	Not Applicable
(3)	Underwriting Agreement	Incorporated by reference to Exhibit 3 to Post Effective Amendment 63 as filed on or about April 30, 1998
(4)	Form of Variable Annuity Contract	Filed herewith
(5)	Form of application	Filed herewith
(6)	Certificate of incorporation and bylaws	Initial Registration Statement
(7)	Contract of Reinsurance	Not Applicable
(8)	Other Contracts	Not Applicable
(9)	Opinion and Consent of Counsel	Filed herewith
(10)	Independent Auditors Consent	Filed herewith
(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors' Report thereon	Filed herewith
(12)	Agreement regarding initial capital	Initial Registration Statement
(13)	Performance Quotation Computations	Incorporated by reference to Exhibit 13 to Post-Effective Amendment 57 as filed on or about May 1, 1996

  Item 25. Directors and Officers of the Depositor

          The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position & Office with Depositor
Peter H. Heckman	Director and Executive Vice President,
Chief Financial Officer
Ann M. Caparros	Director, Vice President, General Counsel,
Corporate Secretary & Chief Compliance Officer
Valerie A. Chrisman	Director
Louis G. Lower II	Director, Chairman, President &
Chief Executive Officer
Dan Jensen	Director, Executive Vice President
& Chief Marketing Officer
George J. Zock	Director and Executive Vice President
Angela S. Christian	Vice President & Treasurer

  Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
Horace Mann Educators Corporation
DE FEIN # 37-0911756

Alligiance Life Insurance Company	Horace Mann Life Insurance Company
IL FEIN # 95-1858796 NAIC # 62790	IL FEIN # 37-0726637 NAIC # 64513

Educators Life Insurance Company of America
AZ FEIN # 86-0204233 NAIC # 75892

Horace Mann Service Corporation
IL FEIN # 37-0972590

Well-Care Inc.
IL FEIN # 37-0984609

Horace Mann Investors, Inc.
MD FEIN # 37-0792966

Horace Mann Lloyds Management Corp.	Horace Mann Lloyds
TX FEIN # 37-1386478	TX FEIN # 37-1386478 NAIC # 10996

Horace Mann Insurance Company	Horace Mann General Agency
IL FEIN # 59-1027412 NAIC # 22578	TX FEIN # 76-0616793

Teachers Insurance Company
IL FEIN # 23-1742051 NAIC # 22683

Horace Mann Property & Casualty Insurance Company
CA FEIN # 95-2413390 NAIC # 22756

          The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc., (a Maryland Corporation) principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

  Item 27. Number of Contract Owners

          As of August 30, 2003, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 117,881, of which 112,516 were qualified contract owners and 5,365 were non-qualified Contract Owners.

  Item 28. Indemnification

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Item 29. Principal Underwriters

          Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

          The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Christopher M. Fehr	President
Peter H. Heckman	Director
George J. Zock	Director
Ann M. Caparros	Secretary
Roger B. Hayashi	Broker/Dealer Compliance Officer &
Anti-Money Laundering Officer
Diane M. Barnett	Tax Compliance Officer
Angela S. Christian	Treasurer

          The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2002:
Net Underwriting
Name of Principal	Dividends and	Compensation on	Brokerage
Underwriter	Commission	Redemption	Commission	Compensation
Horace Mann
Investors, Inc.	$ 3,642,750	N/A	N/A	N/A

  Item 30. Location of Accounts and Records

          Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

          Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

  Item 31. Management Services

  Not applicable.

  Item 32. Undertakings

          (a)   Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

          (b)   Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

  SIGNATURES

          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485 under the Securities Act of 1933 for effectiveness of this registration statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 29th day of September, 2003.
BY: HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT
(Registrant)

By: Horace Mann Life Insurance Company
(Depositor)

Attest: /s/ ANN M. CAPARROS	By: /s/ LOUIS G. LOWER II
Ann M. Caparros	Louis G. Lower II, President and
Corporate Secretary	Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons on this 29th day of September, 2003 in the capacities indicated.

SIGNATURE	TITLE
/s/ LOUIS G. LOWER II	Director,Chairman President
Louis G. Lower II	and Chief Executive Officer
/s/ PETER H. HECKMAN	Director, Executive Vice
Peter H. Heckman	President and Chief
Financial Officer
/s/ ANN M. CAPARROS	Director, Vice President,
Ann M. Caparros	General Counsel,
Corporate Secretary and
Chief Compliance Officer
/s/ GEORGE J. ZOCK	Director and Executive
George J. Zock	Vice President

  INDEX TO EXHIBITS
Exhibit Number	Title
(1)	Resolution of Board of Directors	Incorporated by reference to
Exhibit 1 to Post Effective
Amendment 63 as filed on or
about April 30, 1998
(2)	Agreements for custody	Not Applicable
(3)	Underwriting Agreement	Incorporated by reference to
Exhibit 3 to Post Effective
Amendment 63 as filed on or
about April 30, 1998
(4)	Form of Variable Annuity Contract	Filed herewith
(5)	Form of application	Filed herewith
(6)	Certificate of incorporation and bylaws	Initial Registration Statement
(7)	Contract of Reinsurance	Not Applicable
(8)	Other Contracts	Not Applicable
(9)	Opinion and Consent of Counsel	Filed herewith
(10)	Independent Auditors Consent	Filed herewith
(11)	Financial Statement Schedules for Horace	Filed herewith
Mann Life Insurance Company and the
Independent Auditors' Report thereon
(12)	Agreement regarding initial capital	Initial Registration Statement
(13)	Performance Quotation Computations	Incorporated by reference to
Exhibit 13 to Post-Effective
Amendment 57 as filed on or
about May 1, 1996